UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

December 31, 2009

Equity Funds
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Opportunities Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors International Growth Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund

CONTENTS
Waddell & Reed Advisors Funds

President's Letter	3
Portfolio Highlights, Illustration of Fund Expenses and Schedule of Investments:
Accumulative Fund	4
Asset Strategy Fund	10
Continental Income Fund	16
Core Investment Fund	22
Dividend Opportunities Fund	26
Energy Fund	30
International Growth Fund	34
New Concepts Fund	38
Science and Technology Fund	42
Small Cap Fund	46
Tax-Managed Equity Fund	50
Value Fund	55
Vanguard Fund	59
Statement of Assets and Liabilities	63
Statement of Operations	65
Statement of Changes in Net Assets	67
Financial Highlights	72
Notes to Financial Statements	98
Renewal of Investment Management Agreement	119
Proxy Voting Information	126
Quarterly Portfolio Schedule Information	127
IRA Disclosure	128

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Waddell & Reed Advisors Funds prospectus, or summary prospectus, if available, and current performance information, including current Lipper ranking information.

PRESIDENT'S LETTER
Waddell & Reed Advisors Funds

DECEMBER 31, 2009 (UNAUDITED)

Henry J. Herrmann, CFA

Dear Shareholder:

In the six months since our last report to you, the markets have staged a dramatic recovery that began in mid-March. In an effort to stabilize the housing market, the Obama administration announced a $75 billion housing rescue plan. Soon after, the Federal Reserve Bank stepped in with funds to purchase $300 billion of long-term Treasury securities and hundreds of millions of dollars in mortgage-backed securities. And, in an effort to stabilize the foundering banking sector, the Treasury launched its plan to buy up to $2 trillion in toxic real estate assets from banks. These aggressive efforts, and similar monetary and fiscal policies being implemented in foreign developed markets, did much to deter the global financial and economic meltdown that had just months earlier been feared inevitable.

In this changing environment, investors began to demonstrate a return of some appetite for risk, despite ongoing anxiety about the strength and sustainability of recovery. Their faith was rewarded; a rise in existing home sales lent a glimmer of hope that the beleaguered housing market may finally have found its bottom. As the year progressed, equities moved steadily higher, with the materials/processing sector gaining strength, followed by health care, technology and utilities. In late summer the financial services sector rallied, further boosting investor optimism. By the end of the third quarter, gross domestic product had expanded at a 2.8 percent annualized rate, and all nine sectors of the broad-based Russell 3000 index recorded positive returns.

This progress continued nearly unabated until October, when the stock market, as represented by the S&P 500 Index, took a breather, declining 1.8 percent for the month. But the upward trajectory soon returned, despite a minor stumble in November when the state-owned Dubai World conglomerate in the Persian Gulf asked creditors for a six-month suspension of interest payments on $60 billion of its $80 billion in debt. The year ended with all the major indexes posting double-digit returns, and some posting record single-year gains.

Although numerous problems remain - among them, painfully high unemployment, somewhat restrained consumer spending and continued malaise in the housing market - we are optimistic that better days are ahead.

Economic Snapshot
	12/31/09	6/30/09
S&P 500 Index	1115.10	919.32
MSCI EAFE Index	1580.77	1307.16
Citigroup Broad Investment Grade Index (annualized yield to maturity)	3.49%	3.87%
U.S. unemployment rate	10.00%	9.50%
30-year fixed mortgage rate	5.14%	5.25%
Oil price per barrel	$79.36	$69.82

Sources: Bloomberg, U.S. Department of Labor

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. Citigroup Broad Investment Grade Index is an unmanaged index comprised of securities that represent the bond market. Annualized yield to maturity is the rate of return anticipated on a bond if it is held until the maturity date. It is not possible to invest directly in any of these indexes. Mortgage rates shown reflect the average rate on a conventional loan with a 60-day lender commitment. Oil prices reflect the market price of West Texas intermediate grade crude.

As always, we thank you for your continued trust in Waddell & Reed, and encourage you to share in our optimism for the future.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Waddell & Reed Advisors Funds and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

PORTFOLIO HIGHLIGHTS
Accumulative Fund

ALL DATA IS AS OF DECEMBER 31, 2009 (UNAUDITED)

Asset Allocation
Stocks	89.02%
Information Technology	17.71%
Energy	14.56%
Consumer Staples	13.20%
Industrials	11.53%
Financials	8.58%
Materials	8.26%
Consumer Discretionary	6.93%
Health Care	4.37%
Utilities	2.98%
Telecommunication Services	0.90%
Cash and Cash Equivalents	10.98%

Lipper Rankings
Category: Lipper Multi-Cap Core Funds	Rank	Percentile
1 Year	595/795	75
3 Year	312/683	46
5 Year	183/519	36
10 Year	126/223	57
Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings
Company	Sector
Microsoft Corporation	Information Technology
Hewlett-Packard Company	Information Technology
Costco Wholesale Corporation	Consumer Staples
Apple Inc.	Information Technology
McDonald's Corporation	Consumer Discretionary
Schlumberger Limited	Energy
Visa Inc., Class A	Information Technology
Union Pacific Corporation	Industrials
Exxon Mobil Corporation	Energy
QUALCOMM Incorporated	Information Technology
See your advisor or www.waddell.com for more information on the Fund's most recently published Top 10 Equity Holdings.

DISCLOSURE OF EXPENSES
Waddell & Reed Advisors Funds

(UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The Illustration of Fund Expenses for each fund is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2009.

Actual Expenses

The first line for each share class in each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the tables. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the tables, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class in each table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ILLUSTRATION OF FUND EXPENSES
Accumulative Fund

(UNAUDITED)

For the Six Months Ended December 31, 2009	Beginning Account Value 6-30-09	Ending Account Value 12-31-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,198.40	1.19%	$6.60

Class B	$1,000	$1,190.10	2.37%	$13.03

Class C	$1,000	$1,190.60	2.25%	$12.38

Class Y	$1,000	$1,198.60	0.88%	$4.84

Based on 5% Return(2)
Class A	$1,000	$1,019.21	1.19%	$6.06

Class B	$1,000	$1,013.27	2.37%	$11.98

Class C	$1,000	$1,013.89	2.25%	$11.38

Class Y	$1,000	$1,020.77	0.88%	$4.45

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Accumulative Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 4.77%
Boeing Company (The)	100	$5,413
General Dynamics Corporation	315	21,474
Ladish Co., Inc. (A)	211	3,183
Precision Castparts Corp.	185	20,360
Rockwell Collins, Inc.	275	15,224
		65,654
Airlines - 2.41%
Delta Air Lines, Inc. (A)	650	7,397
Southwest Airlines Co.	2,260	25,832
		33,229
Apparel, Accessories & Luxury Goods - 0.79%
Under Armour, Inc., Class A (A)	398	10,855

Asset Management & Custody Banks - 1.40%
Janus Capital Group Inc.	1,435	19,301

Biotechnology - 2.56%
Amgen Inc. (A)	117	6,624
Gilead Sciences, Inc. (A)	660	28,565
		35,189
Brewers - 1.10%
Molson Coors Brewing Company, Class B	335	15,129

Communications Equipment - 2.12%
QUALCOMM Incorporated	630	29,144

Computer Hardware - 6.66%
Apple Inc. (A)(B)	200	42,172
Hewlett-Packard Company	960	49,449
		91,621
Construction & Engineering - 0.24%
Fluor Corporation	74	3,345

Construction & Farm Machinery & Heavy Trucks - 0.10%
Bucyrus International, Inc., Class A	25	1,409

Consumer Finance - 0.69%
American Express Company	235	9,522

Data Processing & Outsourced Services - 2.70%
Visa Inc., Class A (B)	425	37,171

Department Stores - 0.83%
Macy's Inc.	680	11,397

Diversified Chemicals - 0.93%
Dow Chemical Company (The)	465	12,848

Electric Utilities - 0.60%
Exelon Corporation	170	8,308

Environmental & Facilities Services - 0.33%
Waste Connections, Inc. (A)	135	4,498

Fertilizers & Agricultural Chemicals - 2.08%
Monsanto Company (B)	350	28,613

Footwear - 1.08%
NIKE, Inc., Class B	225	14,866

Gas Utilities - 1.48%
Equitable Resources, Inc.	464	20,361

Health Care Equipment - 1.03%
Hologic, Inc. (A)	976	14,151

Home Improvement Retail - 1.00%
Lowe's Companies, Inc.	590	13,800

Homebuilding - 0.29%
M.D.C. Holdings, Inc.	56	1,743
Pulte Homes, Inc.	225	2,250
		3,993
Household Products - 2.11%
Procter & Gamble Company (The)	480	29,102

Hypermarkets & Super Centers - 3.16%
Costco Wholesale Corporation	735	43,490

Independent Power Producers & Energy Traders - 0.90%
NRG Energy, Inc. (A)	525	12,395

Industrial Conglomerates - 1.08%
Textron Inc.	790	14,860

Integrated Oil & Gas - 4.79%
Chevron Corporation	175	13,473
ConocoPhillips	350	17,875
Exxon Mobil Corporation	459	31,277
SandRidge Energy, Inc. (A)	350	3,301
		65,926
Integrated Telecommunication Services - 0.90%
AT&T Inc.	440	12,333

Investment Banking & Brokerage - 2.86%
Charles Schwab Corporation (The)	970	18,256
Goldman Sachs Group, Inc. (The) (B)	108	18,235
Northwest Bancshares, Inc.	270	3,056
		39,547
Metal & Glass Containers - 0.66%
Pactiv Corporation (A)	375	9,053

Oil & Gas Drilling - 1.84%
Patterson-UTI Energy, Inc.	839	12,883
Transocean Inc. (A)	150	12,420
		25,303
Oil & Gas Equipment & Services - 4.82%
Halliburton Company	320	9,629
Schlumberger Limited	585	38,078
Smith International, Inc.	690	18,747
		66,454
Oil & Gas Exploration & Production - 3.11%
Noble Energy, Inc.	120	8,546
Ultra Petroleum Corp. (A)	300	14,958
XTO Energy Inc.	415	19,310
		42,814
Other Diversified Financial Services - 1.27%
JPMorgan Chase & Co.	420	17,501

Packaged Foods & Meats - 0.82%
Ralcorp Holdings, Inc. (A)	190	11,345

Paper Packaging - 1.28%
Sealed Air Corporation	805	17,602

Pharmaceuticals - 0.78%
Abbott Laboratories	200	10,798

Property & Casualty Insurance - 1.43%
ACE Limited	390	19,656

Railroads - 2.60%
Union Pacific Corporation (B)	560	35,784

Reinsurance - 0.12%
RenaissanceRe Holdings Ltd.	30	1,595

Restaurants - 2.94%
McDonald's Corporation	650	40,586

Semiconductors - 1.58%
Microchip Technology Incorporated	750	21,795

Soft Drinks - 2.63%
Coca-Cola Company (The)	180	10,260
Hansen Natural Corporation (A)	185	7,104
PepsiCo, Inc.	310	18,848
		36,212
Specialized Finance - 0.81%
CME Group Inc.	33	11,086

Specialty Chemicals - 2.85%
Albemarle Corporation	445	16,184
Ecolab Inc.	520	23,186
		39,370
Steel - 0.46%
Allegheny Technologies Incorporated	140	6,286

Systems Software - 4.65%
Microsoft Corporation (B)	2,100	64,029

Tobacco - 3.38%
Altria Group, Inc.	505	9,913
Lorillard, Inc.	255	20,458
Philip Morris International Inc.	335	16,144
		46,515

TOTAL COMMON STOCKS - 89.02%		$1,225,841

(Cost: $1,049,338)

SHORT-TERM SECURITIES	Principal

Commercial Paper (C) - 6.97%
American Honda Finance Corp.:
0.150%, 1-6-10	$29,000	28,998
0.190%, 1-13-10	10,000	9,999
Bemis Company, Inc.,
0.060%, 1-4-10	5,250	5,250
Citigroup Funding Inc.,
0.160%, 1-25-10	7,000	6,999
COFCO Capital Corp. (Rabobank Nederland),
0.300%, 1-7-10	6,818	6,818
GlaxoSmithKline Finance plc,
0.110%, 1-13-10	5,000	5,000
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.):
0.230%, 1-14-10	2,000	2,000
0.250%, 3-1-10	5,000	4,998
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
0.100%, 2-1-10	5,000	5,000
Straight-A Funding, LLC (Federal Financing Bank):
0.140%, 1-11-10	10,013	10,013
0.130%, 1-22-10	6,000	6,000
Toyota Motor Credit Corporation,
0.130%, 2-16-10	5,000	4,999
		96,074
Master Note - 0.28%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (D)	3,812	3,812

Municipal Obligations - 1.82%
California Pollution Control Financing Authority, Pollution Control Refunding Revenue Bonds (Pacific Gas and Electric Company), Series C (JPMorgan Chase Bank),
0.200%, 1-4-10 (D)	15,180	15,180
City of Whiting, Indiana, Environmental Facilities Revenue Refunding Bonds (BP Products North America Inc. Project), Series 2002C (BP p.l.c.),
0.230%, 1-4-10 (D)	4,900	4,900
Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 2008-A (U.S. Bank N.A.),
0.250%, 1-5-10	5,000	5,000
		25,080

TOTAL SHORT-TERM SECURITIES - 9.07%		$124,966

(Cost: $124,966)

TOTAL INVESTMENT SECURITIES - 98.09%		$1,350,807

(Cost: $1,174,304)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.91%		26,246

NET ASSETS - 100.00%		$1,377,053

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)Securities serve as cover or collateral for the following written options outstanding at December 31, 2009:
Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value

Apple Inc.	Goldman, Sachs & Company	––*	January 2010	$230.00	$41	$(11)
	Goldman, Sachs & Company	––*	February 2010	250.00	36	(42)
Goldman Sachs Group, Inc. (The)	UBS Securities LLC	––*	January 2010	185.00	12	(3)
	Morgan Stanley Smith Barney	––*	January 2010	195.00	8	(1)
Monsanto Company	Goldman, Sachs & Company	1	January 2010	90.00	39	(6)
Union Pacific Corporation	Goldman, Sachs & Company	––*	January 2010	75.00	3	––*
Visa Inc., Class A	Goldman, Sachs & Company	1	January 2010	90.00	18	(53)

					$157	$(116)
Underlying Security	Counterparty	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value

Apple Inc.	Goldman, Sachs & Company	––*	January 2010	$155.00	$8	$(1)
	Goldman, Sachs & Company	––*	January 2010	165.00	16	(1)
Goldman Sachs Group, Inc. (The)	Morgan Stanley Smith Barney	––*	January 2010	140.00	10	(2)
Monsanto Company	Goldman, Sachs & Company	––*	January 2010	70.00	33	(4)
Transocean Inc.	Goldman, Sachs & Company	––*	January 2010	70.00	12	(2)

					$79	$(10)
*Not shown due to rounding.

(C) Rate shown is the yield to maturity at December 31, 2009.

(D) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.
For Federal income tax purposes, cost of investments owned at December 31, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$1,178,477
Gross unrealized appreciation	213,780
Gross unrealized depreciation	(41,450)
Net unrealized appreciation	$172,330

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Asset Strategy Fund

ALL DATA IS AS OF DECEMBER 31, 2009 (UNAUDITED)

Asset Allocation
Stocks	80.50%
Financials	21.92%
Information Technology	20.20%
Consumer Discretionary	12.38%
Energy	8.74%
Materials	7.18%
Industrials	5.41%
Consumer Staples	3.23%
Telecommunication Services	0.95%
Health Care	0.49%
Bullion (Gold)	15.58%
Bonds	0.90%
Corporate Debt Securities	0.60%
United States Government and Government Agency Obligations	0.30%
Cash and Cash Equivalents	3.02%

Lipper Rankings
Category: Lipper Flexible Portfolio Funds	Rank	Percentile
1 Year	65/174	38
3 Year	2/121	2
5 Year	2/81	3
10 Year	3/50	6
Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings
Pacific Basin	42.65%
China	18.31%
Taiwan	6.97%
South Korea	5.89%
Hong Kong	5.38%
India	4.70%
Other Pacific Basin	1.40%
North America	21.74%
United States	21.64%
Other North America	0.10%
Bullion (Gold)	15.58%
Europe	12.42%
United Kingdom	5.91%
Other Europe	6.51%
South America	3.64%
Brazil	3.64%
Other	0.95%
Cash and Cash Equivalents	3.02%

Bond Portfolio Characteristics
Average maturity	2.1 years
Effective duration	-0.9 years
Weighted average bond rating	AA

Top 10 Equity Holdings
Company	Country	Sector
Taiwan Semiconductor Manufacturing Company Ltd.	Taiwan	Information Technology
China Life Insurance Company Limited, H Shares	China	Financials
Industrial and Commercial Bank of China (Asia) Limited	China	Financials
Hyundai Motor Company	South Korea	Consumer Discretionary
Wynn Resorts, Limited	United States	Consumer Discretionary
QUALCOMM Incorporated	United States	Information Technology
Standard Chartered PLC	United Kingdom	Financials
Samsung Electronics Co., Ltd.	South Korea	Information Technology
Sands China Ltd.	China	Consumer Discretionary
Apple Inc.	United States	Information Technology
See your advisor or www.waddell.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Asset Strategy Fund

(UNAUDITED)

For the Six Months Ended December 31, 2009	Beginning Account Value 6-30-09	Ending Account Value 12-31-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,173.10	1.18%	$6.52

Class B	$1,000	$1,168.30	2.07%	$11.28

Class C	$1,000	$1,167.80	1.99%	$10.84

Class Y	$1,000	$1,174.80	0.88%	$4.78

Based on 5% Return(2)
Class A	$1,000	$1,019.25	1.18%	$6.06

Class B	$1,000	$1,014.80	2.07%	$10.48

Class C	$1,000	$1,015.18	1.99%	$10.08

Class Y	$1,000	$1,020.77	0.88%	$4.45

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Asset Strategy Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Apparel Retail - 0.22%
Belle International Holdings Limited (A)	6,149	$7,124

Automobile Manufacturers - 3.36%
Hyundai Motor Company (A)(B)	1,051	108,749

Biotechnology - 0.49%
Vertex Pharmaceuticals Incorporated (B)	372	15,927

Casinos & Gaming - 6.03%
Sands China Ltd. (A)(B)(C)	58,172	70,976
Wynn Macau, Limited (A)(B)(C)	5,456	6,721
Wynn Macau, Limited (A)(B)	12,317	15,171
Wynn Resorts, Limited (B)	1,755	102,193
		195,061
Coal & Consumable Fuels - 1.28%
China Shenhua Energy Company Limited, H Shares (A)	8,513	41,325

Communications Equipment - 2.99%
QUALCOMM Incorporated	2,090	96,665

Computer Hardware - 2.67%
Acer Incorporated (A)	1,229	3,688
Apple Inc. (B)	328	69,225
Lenovo Group Limited (A)	21,614	13,395
		86,308
Construction & Engineering - 1.91%
China Communications Construction Company Limited, H Shares (A)	6,896	6,552
Larsen & Toubro Limited (A)	1,543	55,559
		62,111
Construction & Farm Machinery & Heavy Trucks - 1.24%
Komatsu Ltd. (A)	1,913	40,047

Construction Materials - 0.21%
Holcim Ltd, Registered Shares (A)(B)	46	3,544
Lafarge (A)	39	3,195
		6,739
Data Processing & Outsourced Services - 3.18%
Redecard S.A. (A)	2,191	36,497
Visa Inc., Class A	759	66,339
		102,836
Distributors - 0.98%
Li & Fung Limited (A)	7,653	31,643

Diversified Banks - 11.15%
Banco Santander (Brasil) S.A., Units (A)(C)	2,746	37,696
HDFC Bank Limited (A)	685	24,949
ICICI Bank Limited (A)	2,286	42,838
Industrial and Commercial Bank of China (Asia) Limited (A)	183,575	151,185
Standard Chartered PLC (A)	3,291	83,074
Standard Chartered PLC (A)(C)	821	20,722
		360,464
Diversified Metals & Mining - 3.92%
Companhia Vale de Rio Doce, ADR	809	23,497
Southern Copper Corporation	1,240	40,800
Xstrata plc (A)	3,519	62,764
		127,061
Education Services - 0.50%
New Oriental Education & Technology Group Inc., ADR (B)	215	16,291

Fertilizers & Agricultural Chemicals - 1.35%
Monsanto Company	532	43,531

Heavy Electrical Equipment - 0.87%
ALSTOM (A)	401	28,012

Hotels, Resorts & Cruise Lines - 1.29%
Ctrip.com International, Ltd. (B)	208	14,915
Starwood Hotels & Resorts Worldwide, Inc.	729	26,656
		41,571
Household Products - 0.77%
Reckitt Benckiser Group plc (A)	462	25,003

Integrated Oil & Gas - 1.19%
China Petroleum & Chemical Corporation, H Shares (A)	43,652	38,459

IT Consulting & Other Services - 1.14%
Accenture plc, Class A	889	36,873

Life & Health Insurance - 4.83%
China Life Insurance Company Limited, H Shares (A)	31,897	156,080

Mortgage REITs - 1.53%
Annaly Capital Management, Inc.	2,856	49,549

Oil & Gas Drilling - 1.12%
SeaDrill Limited (A)	1,427	36,294

Oil & Gas Equipment & Services - 3.54%
Halliburton Company	1,920	57,761
Schlumberger Limited	607	39,536
Weatherford International Ltd. (B)	961	17,215
		114,512
Oil & Gas Exploration & Production - 1.61%
CNOOC Limited (A)	33,411	52,052

Packaged Foods & Meats - 0.44%
BRF - Brasil Foods S.A. (A)(C)	541	14,090

Personal Products - 0.98%
Hengan International Group Company Limited (A)	4,282	31,706

Real Estate Development - 0.99%
China Overseas Land & Investment Limited (A)	10,600	22,210
China Resources Land Limited (A)	4,372	9,841
		32,051
Real Estate Operating Companies - 0.80%
Renhe Commercial Holdings Company Limited (A)(C)	115,000	26,013

Semiconductors - 10.22%
MediaTek Incorporation (A)	3,474	60,352
PMC-Sierra, Inc. (B)	3,102	26,862
Samsung Electronics Co., Ltd. (A)	120	81,945
Taiwan Semiconductor Manufacturing Company Ltd. (A)	80,243	161,727
		330,886
Specialized Finance - 1.69%
Hong Kong Exchanges and Clearing Limited (A)	3,049	54,249

Steel - 1.70%
ARCELORMITTAL (A)	1,200	54,843

Thrifts & Mortgage Finance - 0.77%
HOUSING DEVELOPMENT FINANCE CORPORATION LIMITED (A)	438	25,069

Tobacco - 1.04%
Philip Morris International Inc.	703	33,853

Trucking - 1.39%
A.P. Moller-Maersk A/S (A)(C)	3	21,078
A.P. Moller-Maersk A/S (A)	3	23,888
		44,966
Wireless Telecommunication Service - 0.95%
MTN Group Limited (A)	1,927	30,671

TOTAL COMMON STOCKS - 80.34%		$2,598,684

(Cost: $2,031,345)

INVESTMENT FUNDS - 0.16%

Multiple Industry
Vietnam Azalea Fund Limited (B)(E)(F)	1,100	$5,104
(Cost: $7,268)

CORPORATE DEBT SECURITIES	Principal

Building Products - 0.02%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9-28-15	$830	789

Consumer Products / Tobacco - 0.08%
Central European Distribution Corporation,
8.000%, 7-25-12 (D)(G)	EUR1,800	2,684

Finance Companies - 0.15%
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (C)(H)	$3,750	2,567
Toyota Motor Credit Corporation,
1.320%, 1-18-15 (H)	2,400	2,384
		4,951
Forest Products - 0.05%
Sino-Forest Corporation,
10.250%, 7-28-14 (C)	1,325	1,444

Metals / Mining - 0.13%
Vedanta Resources plc,
6.625%, 2-22-10 (C)	3,900	3,909

Utilities - 0.17%
CESP - Companhia Energetica de Sao Paulo,
9.750%, 1-15-15 (D)(G)	BRL8,400	5,652

TOTAL CORPORATE DEBT SECURITIES - 0.60%		$19,429

(Cost: $18,276)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 0.30%

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (I)
5.500%, 9-15-17	$2,159	200
5.000%, 11-15-17	1,049	90
5.000%, 4-15-19	1,330	128
5.000%, 4-15-19	656	60
5.000%, 11-15-22	737	49
5.500%, 3-15-23	1,465	209
5.000%, 5-15-23	1,168	112
5.000%, 8-15-23	909	96
5.000%, 9-15-24	176	––	*
5.500%, 9-15-24	25	––	*
5.500%, 4-15-25	254	15
5.500%, 4-15-25	156	2
5.000%, 9-15-25	358	3
5.500%, 10-15-25	5,596	900
5.000%, 4-15-26	1,262	19
5.000%, 10-15-28	2,054	131
5.500%, 2-15-30	679	34
5.000%, 8-15-30	1,105	54
5.500%, 3-15-31	1,071	74
5.500%, 10-15-32	3,804	361
5.500%, 5-15-33	2,866	420
6.000%, 11-15-35	2,040	330
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (I)
5.500%, 11-25-17	124	––	*
5.000%, 5-25-22	680	60
5.000%, 7-25-23	6,975	908
5.000%, 8-25-23	2,088	213
5.000%, 11-25-23	1,812	188
5.000%, 9-25-30	2,624	209
5.500%, 6-25-33	1,814	273
5.500%, 8-25-33	3,699	530
5.500%, 12-25-33	3,518	440
5.500%, 4-25-34	5,144	787
5.500%, 11-25-36	6,245	908
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (I)
5.000%, 1-20-30	2,273	131
5.000%, 6-20-31	2,688	267
5.500%, 3-20-32	2,016	251
5.000%, 7-20-33	730	72
5.500%, 11-20-33	2,960	269
5.500%, 6-20-35	1,961	298
5.500%, 7-20-35	1,373	211
5.500%, 7-20-35	1,370	148
5.500%, 10-16-35	2,129	370
(Cost: $13,340)		$9,820

BULLION - 15.58%	Troy Ounces

Gold	460	$504,083
(Cost: $404,480)

SHORT-TERM SECURITIES	Principal

Commercial Paper (J) - 1.48%
GlaxoSmithKline Finance plc,
0.110%, 1-20-10	$7,000	7,000
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.290%, 1-22-10	4,000	3,999
Hewlett-Packard Company,
0.110%, 1-11-10	5,000	5,000
Kraft Foods Inc.,
0.070%, 1-4-10	2,774	2,774
Nestle Finance International Ltd.,
0.110%, 1-19-10	10,000	9,999
Societe Generale N.A. Inc.,
0.010%, 1-4-10	9,381	9,381
Straight-A Funding, LLC (Federal Financing Bank),
0.120%, 1-5-10	10,000	10,000
		48,153
Master Note - 0.03%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (H)	814	814

TOTAL SHORT-TERM SECURITIES - 1.51%		$48,967

(Cost: $48,967)

TOTAL INVESTMENT SECURITIES - 98.49%		$3,186,087

(Cost: $2,523,676)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.51%		48,967

NET ASSETS - 100.00%		$3,235,054

Notes to Schedule of Investments

The following forward foreign currency contracts were outstanding at December 31, 2009:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy	Australian Dollar	Bank of America NT & SA	85,900	1-21-10	$9,127	$––
Sell	British Pound	Deutsche Bank AG	116,100	3-18-10	2,510	––
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	681,600	9-15-10	––	947
Buy	Chinese Yuan Renminbi	Citibank, N.A.	179,300	10-25-10	––	657
Buy	Euro	Deutsche Bank AG	20,200	8-25-10	––	26
Sell	Euro	Citibank, N.A.	56,300	3-18-10	1,144	––
Sell	Euro	Deutsche Bank AG	12,900	5-27-10	735	––
Sell	Euro	Deutsche Bank AG	30,300	5-27-10	––	82
Sell	Japanese Yen	Bank of America NT & SA	6,345,648	1-21-10	––	237
Sell	Japanese Yen	Deutsche Bank AG	3,039,882	12-13-10	1,870	––
Sell	Japanese Yen	Citibank, N.A.	3,124,000	12-20-10	1,305	––
Buy	Norwegian Krone	Bank of America NT & SA	115,077	10-20-10	283	––
Buy	Norwegian Krone	Citibank, N.A.	69,740	10-20-10	––	315
Sell	South African Rand	Deutsche Bank AG	216,300	3-18-10	––	187
Buy	Swedish Krona	Deutsche Bank AG	438,784	5-27-10	––	1,180
Buy	Swedish Krona	Deutsche Bank AG	49,450	12-13-10	131	––
Buy	Swedish Krona	Deutsche Bank AG	197,800	12-13-10	––	197
Sell	Swiss Franc	Deutsche Bank AG	30,460	8-25-10	––	558
Sell	Swiss Franc	Citibank, N.A.	12,400	10-20-10	156	––
Sell	Swiss Franc	Bank of America NT & SA	20,200	10-20-10	––	292

					$17,261	$4,678
*Not shown due to rounding.

(A)Listed on an exchange outside the United States.

(B)No dividends were paid during the preceding 12 months.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $205,216 or 6.34% of net assets.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $8,336 or 0.26% of net assets.

(E)Illiquid restricted security. At December 31, 2009, the following restricted security was owned:

Security	Acquisition Date	Shares	Cost	Market Value
Vietnam Azalea Fund Limited	6-14-07 to 1-28-09	1,100	$7,268	$5,104

     The total value of this security represented approximately 0.16% of net assets at December 31, 2009.

(F)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities. The Fund and other mutual funds managed by its investment manager, Waddell & Reed Investment Management Company, or other related parties together own 30% of the outstanding shares of this security at December 31, 2009.

(G)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real and EUR - Euro).

(H)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

(I)Amount shown in principal column represents notional amount for computation of interest.

(J)Rate shown is the yield to maturity at December 31, 2009.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipts
CMO = Collateralized Mortgage Obligation
REIT = Real Estate Investment Trust
REMIC = Real Estate Mortgage Investment Conduit

Country Diversification
(as a % of net assets)
United States	21.64%
China	18.31%
Taiwan	6.97%
United Kingdom	5.91%
South Korea	5.89%
Hong Kong	5.38%
India	4.70%
Brazil	3.64%
Luxembourg	1.70%
Denmark	1.39%
Japan	1.24%
Ireland	1.14%
Norway	1.12%
France	0.97%
South Africa	0.95%
Vietnam	0.16%
Switzerland	0.11%
Mexico	0.10%
Poland	0.08%
Other+	18.60%
+Includes gold bullion, cash and cash equivalents and other assets and liabilities

For Federal income tax purposes, cost of investments owned at December 31, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$2,547,845
Gross unrealized appreciation	659,348
Gross unrealized depreciation	(21,106)
Net unrealized appreciation	$638,242

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Continental Income Fund

ALL DATA IS AS OF DECEMBER 31, 2009 (UNAUDITED)

Asset Allocation
Stocks	73.17%
Information Technology	15.97%
Consumer Discretionary	11.23%
Financials	10.33%
Consumer Staples	10.07%
Energy	7.98%
Health Care	7.47%
Industrials	7.06%
Utilities	1.58%
Materials	1.48%
Bonds	23.55%
Corporate Debt Securities	12.68%
United States Government and Government Agency Obligations	10.62%
Other Government Securities	0.25%
Cash and Cash Equivalents	3.28%
Certain U.S. government securities such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Top 10 Equity Holdings
Company	Sector
Apple Inc.	Information Technology
JPMorgan Chase & Co.	Financials
Cisco Systems, Inc.	Information Technology
Hewlett-Packard Company	Information Technology
Colgate-Palmolive Company	Consumer Staples
Microchip Technology Incorporated	Information Technology
Emerson Electric Co.	Industrials
Abbott Laboratories	Health Care
Microsoft Corporation	Information Technology
DENTSPLY International Inc.	Health Care
See your advisor or www.waddell.com for more information on the Fund's most recently published Top 10 Equity Holdings.

Lipper Rankings
Category: Lipper Mixed-Asset Target Allocation Growth Funds	Rank	Percentile
1 Year	634/649	98
3 Year	25/549	5
5 Year	31/442	7
10 Year	49/245	20
Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

ILLUSTRATION OF FUND EXPENSES
Continental Income Fund

(UNAUDITED)

For the Six Months Ended December 31, 2009	Beginning Account Value 6-30-09	Ending Account Value 12-31-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,144.30	1.26%	$6.75

Class B	$1,000	$1,137.30	2.38%	$12.82

Class C	$1,000	$1,138.20	2.23%	$11.97

Class Y	$1,000	$1,145.90	0.94%	$5.04

Based on 5% Return(2)
Class A	$1,000	$1,018.87	1.26%	$6.36

Class B	$1,000	$1,013.23	2.38%	$12.08

Class C	$1,000	$1,013.97	2.23%	$11.28

Class Y	$1,000	$1,020.46	0.94%	$4.75

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Continental Income Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 1.35%
Honeywell International Inc.	212	$8,299

Apparel Retail - 0.81%
Urban Outfitters, Inc. (A)	143	4,997

Apparel, Accessories & Luxury Goods - 1.28%
V.F. Corporation	107	7,844

Auto Parts & Equipment - 0.99%
BorgWarner Inc.	182	6,043

Automobile Manufacturers - 0.82%
Ford Motor Company (A)	501	5,014

Biotechnology - 1.76%
Gilead Sciences, Inc. (A)	250	10,807

Casinos & Gaming - 1.16%
Wynn Resorts, Limited (A)	122	7,087

Communications Equipment - 4.19%
Cisco Systems, Inc. (A)	672	16,088
QUALCOMM Incorporated	208	9,599
		25,687
Computer Hardware - 5.82%
Apple Inc. (A)	95	20,031
Hewlett-Packard Company	304	15,659
		35,690
Data Processing & Outsourced Services - 1.02%
Paychex, Inc.	205	6,269

Department Stores - 1.26%
Macy's Inc.	462	7,745

Distillers & Vintners - 0.95%
Brown-Forman Corporation, Class B	109	5,844

Diversified Chemicals - 1.48%
Dow Chemical Company (The)	329	9,090

Electric Utilities - 1.58%
Exelon Corporation	198	9,666

Electrical Components & Equipment - 2.07%
Emerson Electric Co.	296	12,617

Footwear - 0.97%
NIKE, Inc., Class B	90	5,960

General Merchandise Stores - 0.89%
Target Corporation	113	5,466

Health Care Supplies - 1.78%
DENTSPLY International Inc.	311	10,927

Home Improvement Retail - 1.51%
Home Depot, Inc. (The)	320	9,257

Hotels, Resorts & Cruise Lines - 1.54%
Carnival Corporation (A)	151	4,791
Hyatt Hotels Corporation, Class A (A)	159	4,724
		9,515
Household Products - 2.53%
Colgate-Palmolive Company	189	15,502

Industrial Conglomerates - 0.92%
Textron Inc.	300	5,647

Industrial Machinery - 1.27%
Illinois Tool Works Inc.	162	7,794

Integrated Oil & Gas - 2.20%
ConocoPhillips	133	6,807
Exxon Mobil Corporation	98	6,672
		13,479
Internet Software & Services - 0.81%
Google Inc., Class A (A)	8	4,960

Investment Banking & Brokerage - 0.62%
Lazard Group LLC	100	3,797

Oil & Gas Drilling - 0.78%
Transocean Inc. (A)	58	4,778

Oil & Gas Equipment & Services - 2.89%
Halliburton Company	287	8,621
National Oilwell Varco, Inc.	101	4,462
Schlumberger Limited	72	4,660
		17,743
Oil & Gas Exploration & Production - 2.11%
Apache Corporation	70	7,222
XTO Energy Inc.	123	5,700
		12,922
Other Diversified Financial Services - 4.21%
Bank of America Corporation	583	8,786
JPMorgan Chase & Co.	409	17,043
		25,829
Packaged Foods & Meats - 0.71%
Hershey Foods Corporation	121	4,334

Personal Products - 1.65%
Estee Lauder Companies Inc. (The), Class A	209	10,102

Pharmaceuticals - 3.93%
Abbott Laboratories	226	12,197
Allergan, Inc.	74	4,688
Johnson & Johnson	112	7,188
		24,073
Property & Casualty Insurance - 2.46%
Berkshire Hathaway Inc., Class B (A)	2	5,258
Travelers Companies, Inc. (The)	197	9,842
		15,100
Railroads - 1.45%
Union Pacific Corporation	140	8,914

Real Estate Management & Development - 0.47%
CB Richard Ellis Group, Inc., Class A (A)	213	2,894

Regional Banks - 1.49%
PNC Financial Services Group, Inc. (The)	173	9,112

Semiconductors - 2.21%
Microchip Technology Incorporated	467	13,577

Soft Drinks - 3.14%
Coca-Cola Company (The)	155	8,824
PepsiCo, Inc.	171	10,403
		19,227
Specialized Finance - 1.08%
Deutsche Boerse AG (B)	80	6,616

Systems Software - 1.92%
Microsoft Corporation	386	11,778

Tobacco - 1.09%
Philip Morris International Inc.	139	6,708

TOTAL COMMON STOCKS - 73.17%		$448,710

(Cost: $354,628)

CORPORATE DEBT SECURITIES	Principal

Airlines - 0.26%
Southwest Airlines Co.,
6.500%, 3-1-12	$1,500	1,596

Automobile Manufacturers - 0.83%
Ford Motor Company, Convertible,
4.250%, 11-15-16	4,000	5,015

Banking - 1.11%
Barclays Bank PLC,
5.000%, 9-22-16	1,000	1,022
JPMorgan Chase & Co.:
4.650%, 6-1-14	3,000	3,161
7.900%, 4-29-49 (C)	1,000	1,031
U.S. BANCORP,
4.200%, 5-15-14	1,500	1,557
		6,771
Beverage / Bottling - 0.42%
Anheuser-Busch InBev Worldwide Inc.:
3.000%, 10-15-12 (D)	1,000	1,005
5.375%, 11-15-14 (E)	1,500	1,588
		2,593
Cable & Satellite - 0.20%
Time Warner Cable Inc.,
3.500%, 2-1-15	1,250	1,235

Communications Equipment - 0.42%
Cisco Systems, Inc.:
5.250%, 2-22-11	2,000	2,099
2.900%, 11-17-14	500	499
		2,598
Computer Hardware - 0.50%
International Business Machines Corporation,
2.100%, 5-6-13	3,000	2,994

Construction & Farm Machinery & Heavy Trucks - 0.22%
John Deere Capital Corporation,
5.250%, 10-1-12	1,250	1,350

Consumer Finance - 0.07%
American Express Credit Corporation,
5.125%, 8-25-14	400	421

Department Stores - 0.34%
Kohl's Corporation,
6.300%, 3-1-11	2,000	2,103

Distillers & Vintners - 0.33%
Diageo Capital plc,
4.375%, 5-3-10	2,000	2,027

Diversified Chemicals - 0.16%
E.I. du Pont de Nemours and Company,
3.250%, 1-15-15	1,000	991

Education Services - 0.16%
Yale University,
2.900%, 10-15-14	1,000	996

Electric - 0.16%
Duke Energy Ohio, Inc.,
2.100%, 6-15-13	1,000	987

Food Processors - 0.17%
Kellogg Company,
4.450%, 5-30-16	1,000	1,030

Food Retail - 0.36%
Kroger Co. (The),
6.200%, 6-15-12	2,000	2,179

Home Improvement Retail - 0.34%
Home Depot, Inc. (The),
5.200%, 3-1-11	2,000	2,075

Industrial Conglomerates - 0.08%
Textron Inc.,
6.200%, 3-15-15	500	520

Industrial Gases - 0.43%
Praxair, Inc.,
4.375%, 3-31-14	2,500	2,636

Industrial Machinery - 0.44%
Illinois Tool Works Inc.,
5.150%, 4-1-14	2,500	2,724

Integrated Oil & Gas - 0.61%
Chevron Corporation,
3.450%, 3-3-12	1,000	1,039
ConocoPhillips,
4.750%, 2-1-14	2,500	2,685
		3,724
Integrated Telecommunication Services - 0.34%
AT&T Inc.,
4.850%, 2-15-14	2,000	2,127

Life Insurance - 0.42%
MetLife Global Funding I,
5.125%, 6-10-14 (E)	1,500	1,587
Prudential Financial, Inc.,
4.750%, 9-17-15	1,000	1,014
		2,601
Machinery - 0.16%
Xerox Corporation,
4.250%, 2-15-15	1,000	993

Metals / Mining - 0.51%
Newmont Mining Corporation, Convertible,
3.000%, 2-15-12	1,500	1,890
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	1,000	1,198
		3,088
Movies & Entertainment - 0.17%
Viacom Inc.,
4.375%, 9-15-14	1,000	1,031

Oil & Gas - 0.17%
Cenovus Energy Inc.,
4.500%, 9-15-14 (E)	1,000	1,032

Oil & Gas Exploration & Production - 0.18%
XTO Energy Inc.,
7.500%, 4-15-12	1,000	1,115

Pharmaceuticals - 1.29%
Abbott Laboratories,
3.750%, 3-15-11	2,000	2,066
Pfizer Inc.,
4.450%, 3-15-12	2,500	2,644
Roche Holdings Ltd,
5.000%, 3-1-14 (E)	3,000	3,210
		7,920
Property & Casualty Insurance - 0.51%
Berkshire Hathaway Finance Corporation,
4.000%, 4-15-12 (E)	3,000	3,144

Restaurants - 0.08%
YUM! Brands, Inc.,
4.250%, 9-15-15	500	502

Soft Drinks - 0.75%
Coca-Cola Enterprises Inc.:
3.750%, 3-1-12	1,000	1,039
6.700%, 10-15-36	2,000	2,278
PepsiCo, Inc.,
3.750%, 3-1-14	1,250	1,292
		4,609
Systems Software - 0.08%
Microsoft Corporation,
2.950%, 6-1-14	500	505

Technology - 0.16%
Xerox Capital Trust I,
8.000%, 2-1-27	1,000	990

Telecommunications - 0.25%
American Tower Corporation,
4.625%, 4-1-15 (D)	1,500	1,517

TOTAL CORPORATE DEBT SECURITIES - 12.68%		$77,739

(Cost: $73,074)

OTHER GOVERNMENT SECURITIES - 0.25%

Qatar
State of Qatar,
4.000%, 1-20-15 (E)	1,500	$1,504
(Cost: $1,498)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 1.37%
Federal National Mortgage Association,
7.250%, 1-15-10	5,000	5,011
National Archives Facility Trust,
8.500%, 9-1-19	2,872	3,405
		8,416
Mortgage-Backed Obligations - 1.55%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.500%, 12-1-31	394	426
6.500%, 1-1-32	237	256
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 7-1-18	1,855	1,934
4.500%, 9-1-19	4,577	4,759
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
9.000%, 8-15-16	29	33
9.000%, 10-15-16	2	2
9.000%, 1-15-17	1	1
9.000%, 1-15-17	1	1
9.000%, 3-15-17	12	13
9.000%, 4-15-17	16	18
4.000%, 9-15-18	1,753	1,803
6.500%, 8-15-28	225	244
		9,490

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 2.92%		$17,906

(Cost: $17,118)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Inflation Protected Obligations - 0.63%
United States Treasury Notes,
3.000%, 7-15-12 (F)	3,607	3,878

Treasury Obligations - 7.07%
United States Treasury Bonds:
7.250%, 5-15-16	8,500	10,522
6.250%, 8-15-23	5,000	5,972
United States Treasury Notes:
4.250%, 11-15-14	10,000	10,772
4.250%, 8-15-15	15,000	16,055
		43,321

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 7.70%		$47,199

(Cost: $42,612)

SHORT-TERM SECURITIES

Commercial Paper (G) - 2.53%
Citigroup Funding Inc.,
0.160%, 1-25-10	4,000	4,000
Ecolab Inc.,
0.010%, 1-4-10	11,542	11,542
		15,542
Master Note - 0.58%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (H)	3,558	3,558

TOTAL SHORT-TERM SECURITIES - 3.11%		$19,100

(Cost: $19,100)

TOTAL INVESTMENT SECURITIES - 99.83%		$612,158

(Cost: $508,030)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.17%		1,014

NET ASSETS - 100.00%		$613,172

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $2,522 or 0.41% of net assets.

(E)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $12,065 or 1.97% of net assets.

(F)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(G)Rate shown is the yield to maturity at December 31, 2009.

(H)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

For Federal income tax purposes, cost of investments owned at December 31, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$508,330
Gross unrealized appreciation	105,218
Gross unrealized depreciation	(1,390)
Net unrealized appreciation	$103,828

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Core Investment Fund

ALL DATA IS AS OF DECEMBER 31, 2009 (UNAUDITED)
Asset Allocation
Stocks	94.76%
Information Technology	21.53%
Financials	20.30%
Consumer Discretionary	10.89%
Energy	10.82%
Industrials	10.34%
Consumer Staples	10.16%
Health Care	5.94%
Materials	4.78%
Cash and Cash Equivalents	5.24%

Lipper Rankings
Category: Lipper Large-Cap Core Funds	Rank	Percentile
1 Year	643/906	71
3 Year	113/773	15
5 Year	48/653	8
10 Year	108/374	29
Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings
Company	Sector
Hewlett-Packard Company	Information Technology
Capital One Financial Corporation	Financials
QUALCOMM Incorporated	Information Technology
Union Pacific Corporation	Industrials
Textron Inc.	Industrials
Bank of America Corporation	Financials
Halliburton Company	Energy
JPMorgan Chase & Co.	Financials
Wells Fargo & Company	Financials
Coca-Cola Company (The)	Consumer Staples
See your advisor or www.waddell.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Core Investment Fund

(UNAUDITED)

For the Six Months Ended December 31, 2009	Beginning Account Value 6-30-09	Ending Account Value 12-31-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,211.60	1.17%	$6.52

Class B	$1,000	$1,205.30	2.39%	$13.23

Class C	$1,000	$1,206.30	2.21%	$12.24

Class Y	$1,000	$1,213.70	0.83%	$4.65

Based on 5% Return(2)
Class A	$1,000	$1,019.31	1.17%	$5.96

Class B	$1,000	$1,013.16	2.39%	$12.08

Class C	$1,000	$1,014.07	2.21%	$11.18

Class Y	$1,000	$1,021.01	0.83%	$4.24

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Core Investment Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising - 2.15%
Omnicom Group Inc.	1,458	$57,092

Asset Management & Custody Banks - 1.03%
Blackstone Group L.P. (The)	2,093	27,454

Biotechnology - 2.69%
Amgen Inc. (A)	1,259	71,216

Brewers - 1.68%
Molson Coors Brewing Company, Class B	986	44,505

Casinos & Gaming - 1.33%
Wynn Resorts, Limited (A)	606	35,305

Communications Equipment - 7.29%
Juniper Networks, Inc. (A)	2,754	73,457
QUALCOMM Incorporated	1,994	92,224
Telefonaktiebolaget LM Ericsson, ADR	3,070	28,217
		193,898
Computer Hardware - 5.07%
Apple Inc. (A)	126	26,653
Hewlett-Packard Company	2,101	108,233
		134,886
Computer Storage & Peripherals - 1.09%
NetApp, Inc. (A)	839	28,860

Construction & Farm Machinery & Heavy Trucks - 1.27%
PACCAR Inc	932	33,818

Consumer Finance - 3.79%
Capital One Financial Corporation	2,629	100,796

Data Processing & Outsourced Services - 2.18%
Visa Inc., Class A	662	57,890

Department Stores - 4.60%
Macy's Inc.	2,771	46,440
Nordstrom, Inc.	2,021	75,956
		122,396
Diversified Banks - 3.02%
Wells Fargo & Company	2,975	80,291

Diversified Chemicals - 2.85%
Dow Chemical Company (The)	2,733	75,521

General Merchandise Stores - 1.23%
Target Corporation	674	32,582

Health Care Equipment - 2.04%
Baxter International Inc.	925	54,302

Hotels, Resorts & Cruise Lines - 1.48%
Starwood Hotels & Resorts Worldwide, Inc.	1,074	39,269

Hypermarkets & Super Centers - 1.94%
Costco Wholesale Corporation	872	51,620

Industrial Conglomerates - 3.32%
Textron Inc.	4,684	88,100

Industrial Gases - 1.93%
Air Products and Chemicals, Inc.	319	25,835
Praxair, Inc.	318	25,539
		51,374
Industrial Machinery - 2.28%
Parker Hannifin Corporation	1,126	60,669

Integrated Oil & Gas - 1.56%
Suncor Energy Inc.	1,174	41,457

Internet Retail - 0.10%
Amazon.com, Inc. (A)	19	2,556

Investment Banking & Brokerage - 4.09%
Charles Schwab Corporation (The)	1,825	34,348
Goldman Sachs Group, Inc. (The)	222	37,432
Lazard Group LLC	974	36,968
		108,748
IT Consulting & Other Services - 0.49%
Accenture plc, Class A	314	13,031

Oil & Gas Equipment & Services - 6.66%
Halliburton Company	2,768	83,292
Schlumberger Limited	939	61,106
Smith International, Inc.	1,194	32,436
		176,834
Oil & Gas Exploration & Production - 2.60%
Noble Energy, Inc.	581	41,365
Southwestern Energy Company (A)	575	27,710
		69,075
Other Diversified Financial Services - 6.37%
Bank of America Corporation	5,705	85,922
JPMorgan Chase & Co.	1,991	82,944
		168,866
Personal Products - 0.90%
Estee Lauder Companies Inc. (The), Class A	492	23,806

Pharmaceuticals - 1.21%
Teva Pharmaceutical Industries Limited, ADR	573	32,169

Railroads - 3.47%
Union Pacific Corporation	1,440	92,004

Regional Banks - 0.67%
Marshall & Ilsley Corporation	3,286	17,911

Semiconductor Equipment - 2.64%
Applied Materials, Inc.	5,036	70,207

Semiconductors - 2.77%
Microchip Technology Incorporated	2,529	73,496

Soft Drinks - 2.96%
Coca-Cola Company (The)	1,380	78,655

Specialized Finance - 1.33%
IntercontinentalExchange, Inc. (A)	316	35,464

Tobacco - 2.68%
Lorillard, Inc.	258	20,659
Philip Morris International Inc.	1,051	50,662
		71,321

TOTAL COMMON STOCKS - 94.76%		$2,517,444

(Cost: $2,147,953)

SHORT-TERM SECURITIES	Principal

Commercial Paper (B) - 5.10%
Abbott Laboratories,
0.010%, 1-4-10	$23,150	23,150
American Honda Finance Corp.:
0.140%, 1-12-10	5,000	5,000
0.130%, 1-22-10	10,000	9,999
Citigroup Funding Inc.:
0.220%, 1-20-10	7,000	6,999
0.160%, 1-22-10	9,200	9,199
0.160%, 1-25-10	7,000	6,999
CVS Caremark Corporation,
0.230%, 1-13-10	10,000	9,999
GlaxoSmithKline Finance plc,
0.110%, 1-13-10	5,000	5,000
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.250%, 3-1-10	5,000	4,998
Hewlett-Packard Company,
0.090%, 1-11-10	5,000	5,000
Kitty Hawk Funding Corp.,
0.170%, 1-19-10	3,000	3,000
PACCAR Financial Corp.:
0.080%, 1-6-10	4,500	4,500
0.120%, 1-11-10	6,700	6,700
Toyota Motor Credit Corporation,
0.130%, 2-16-10	10,000	9,998
Walt Disney Company (The),
0.040%, 1-8-10	25,000	25,000
		135,541
Master Note - 0.07%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (C)	1,801	1,801

United States Government Agency Obligations - 0.15%
Overseas Private Investment Corporation,
0.160%, 3-15-10 (C)	4,000	4,000

TOTAL SHORT-TERM SECURITIES - 5.32%		$141,342

(Cost: $141,342)

TOTAL INVESTMENT SECURITIES - 100.08%		$2,658,786

(Cost: $2,289,295)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.08%)		(2,075)

NET ASSETS - 100.00%		$2,656,711

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)Rate shown is the yield to maturity at December 31, 2009.

(C)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2009 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,322,316
Gross unrealized appreciation	398,453
Gross unrealized depreciation	(61,983)
Net unrealized appreciation	$336,470

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Dividend Opportunities Fund

ALL DATA IS AS OF DECEMBER 31, 2009 (UNAUDITED)

Asset Allocation
Stocks	97.93%
Energy	18.82%
Consumer Staples	15.95%
Financials	13.85%
Industrials	12.65%
Information Technology	11.70%
Materials	9.78%
Consumer Discretionary	7.39%
Health Care	5.01%
Telecommunication Services	1.68%
Utilities	1.10%
Cash and Cash Equivalents	2.07%

Lipper Rankings
Category: Lipper Equity Income Funds	Rank	Percentile
1 Year	206/299	69
3 Year	105/246	43
5 Year	44/189	24
Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings
Company	Sector
Schlumberger Limited	Energy
Microchip Technology Incorporated	Information Technology
Halliburton Company	Energy
Colgate-Palmolive Company	Consumer Staples
Lorillard, Inc.	Consumer Staples
Exxon Mobil Corporation	Energy
Philip Morris International Inc.	Consumer Staples
Deere & Company	Industrials
Union Pacific Corporation	Industrials
JPMorgan Chase & Co.	Financials
See your advisor or www.waddell.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Dividend Opportunities Fund

(UNAUDITED)

For the Six Months Ended December 31, 2009	Beginning Account Value 6-30-09	Ending Account Value 12-31-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,169.50	1.34%	$7.38
Class B	$1,000	$1,164.10	2.39%	$13.09
Class C	$1,000	$1,164.30	2.25%	$12.23
Class Y	$1,000	$1,171.00	0.93%	$5.10
Based on 5% Return(2)
Class A	$1,000	$1,018.44	1.34%	$6.86
Class B	$1,000	$1,013.15	2.39%	$12.18
Class C	$1,000	$1,013.89	2.25%	$11.38
Class Y	$1,000	$1,020.53	0.93%	$4.75
*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Dividend Opportunities Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Apparel, Accessories & Luxury Goods - 0.74%
V.F. Corporation	64	$4,687

Asset Management & Custody Banks - 1.35%
T. Rowe Price Group, Inc.	161	8,595

Brewers - 1.64%
Molson Coors Brewing Company, Class B	231	10,416

Communications Equipment - 2.17%
QUALCOMM Incorporated	299	13,827

Computer Hardware - 2.17%
Hewlett-Packard Company	268	13,820

Construction & Engineering - 1.89%
Fluor Corporation	268	12,068

Construction & Farm Machinery & Heavy Trucks - 2.82%
Deere & Company	332	17,955

Consumer Finance - 2.60%
Capital One Financial Corporation	433	16,590

Data Processing & Outsourced Services - 1.44%
Visa Inc., Class A	105	9,192

Department Stores - 2.20%
Macy's Inc.	836	14,016

Distillers & Vintners - 1.13%
Diageo plc, ADR	104	7,226

Diversified Banks - 0.97%
Barclays PLC, ADR	128	2,256
Wells Fargo & Company	144	3,898
		6,154
Diversified Capital Markets - 0.41%
UBS AG	168	2,603

Diversified Chemicals - 1.98%
Dow Chemical Company (The)	118	3,255
PPG Industries, Inc.	160	9,381
		12,636
Diversified Metals & Mining - 1.87%
Rio Tinto plc, ADR	55	11,922

Electrical Components & Equipment - 1.86%
Emerson Electric Co.	278	11,849

Fertilizers & Agricultural Chemicals - 1.89%
Monsanto Company	147	12,046

Health Care Equipment - 2.85%
Baxter International Inc.	43	2,509
Medtronic, Inc.	252	11,076
Stryker Corporation	91	4,581
		18,166
Home Improvement Retail - 0.96%
Lowe's Companies, Inc.	261	6,102

Homebuilding - 0.85%
D.R. Horton, Inc.	501	5,444

Hotels, Resorts & Cruise Lines - 0.96%
Starwood Hotels & Resorts Worldwide, Inc.	168	6,125

Household Products - 4.24%
Colgate-Palmolive Company	251	20,640
Procter & Gamble Company (The)	105	6,342
		26,982
Industrial Gases - 2.96%
Air Products and Chemicals, Inc.	155	12,588
Praxair, Inc.	77	6,184
		18,772
Industrial Machinery - 1.97%
Illinois Tool Works Inc.	261	12,540

Integrated Oil & Gas - 4.22%
BP p.l.c., ADR	119	6,869
Exxon Mobil Corporation	293	20,007
		26,876
Integrated Telecommunication Services - 1.68%
AT&T Inc.	381	10,692

Multi-Utilities - 1.10%
Dominion Resources, Inc.	180	7,006

Oil & Gas Equipment & Services - 11.03%
Halliburton Company	729	21,924
National Oilwell Varco, Inc.	225	9,907
Schlumberger Limited	374	24,343
Smith International, Inc.	304	8,261
Weatherford International Ltd. (A)	324	5,798
		70,233
Oil & Gas Exploration & Production - 3.57%
Apache Corporation	130	13,391
XTO Energy Inc.	201	9,362
		22,753
Other Diversified Financial Services - 4.27%
Bank of America Corporation	682	10,263
JPMorgan Chase & Co.	407	16,975
		27,238
Pharmaceuticals - 2.16%
Abbott Laboratories	255	13,776

Property & Casualty Insurance - 2.70%
ACE Limited	181	9,142
Travelers Companies, Inc. (The)	162	8,060
		17,202
Railroads - 4.11%
Burlington Northern Santa Fe Corporation	93	9,157
Union Pacific Corporation	266	16,982
		26,139
Restaurants - 1.68%
McDonald's Corporation	171	10,690

Semiconductors - 3.82%
Microchip Technology Incorporated	837	24,320

Soft Drinks - 1.89%
Coca-Cola Company (The)	211	12,013

Specialized Finance - 1.55%
CME Group Inc.	29	9,860

Steel - 1.08%
Nucor Corporation	148	6,895

Systems Software - 2.10%
Microsoft Corporation	439	13,377

Tobacco - 7.05%
Altria Group, Inc.	289	5,678
Lorillard, Inc.	252	20,209
Philip Morris International Inc.	395	19,047
		44,934

TOTAL COMMON STOCKS - 97.93%		$623,737

(Cost: $539,907)

SHORT-TERM SECURITIES	Principal

Commercial Paper (B) - 1.40%
CVS Caremark Corporation,
0.230%, 1-13-10	$4,000	4,000
ITT Corporation,
0.090%, 1-4-10	2,871	2,871
Wisconsin Electric Power Co.,
0.110%, 1-4-10	2,048	2,048
		8,919
Master Note - 0.24%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (C)	1,526	1,526

Municipal Obligations - 0.31%
Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 2008-A (U.S. Bank),
0.250%, 1-5-10	2,000	2,000

TOTAL SHORT-TERM SECURITIES - 1.95%		$12,445

(Cost: $12,445)

TOTAL INVESTMENT SECURITIES - 99.88%		$636,182

(Cost: $552,352)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.12%		784

NET ASSETS - 100.00%		$636,966

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)Rate shown is the yield to maturity at December 31, 2009.

(C)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2009 and the related unrealized appreciation (depreciation) were as follows:

Cost	$555,344
Gross unrealized appreciation	95,441
Gross unrealized depreciation	(14,603)
Net unrealized appreciation	$80,838

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Energy Fund

ALL DATA IS AS OF DECEMBER 31, 2009 (UNAUDITED)

Asset Allocation
Stocks	94.74%
Energy	83.68%
Industrials	6.09%
Utilities	2.64%
Information Technology	1.28%
Materials	1.05%
Cash and Cash Equivalents	5.26%

Lipper Rankings
Category: Lipper Natural Resources Funds	Rank	Percentile
1 Year	44/79	55
3 Year	9/57	16
Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings
North America	84.58%
United States	79.25%
Canada	5.33%
Europe	3.62%
South America	2.65%
Pacific Basin	2.19%
Bahamas/Caribbean	1.70%
Cash and Cash Equivalents	5.26%

Top 10 Equity Holdings
Company	Sector	Industry
Southwestern Energy Company	Energy	Oil & Gas Exploration & Production
Halliburton Company	Energy	Oil & Gas Equipment & Services
Schlumberger Limited	Energy	Oil & Gas Equipment & Services
National Oilwell Varco, Inc.	Energy	Oil & Gas Equipment & Services
Apache Corporation	Energy	Oil & Gas Exploration & Production
Occidental Petroleum Corporation	Energy	Integrated Oil & Gas
Newfield Exploration Company	Energy	Oil & Gas Exploration & Production
Exxon Mobil Corporation	Energy	Integrated Oil & Gas
Noble Energy, Inc.	Energy	Oil & Gas Exploration & Production
Cameron International Corporation	Energy	Oil & Gas Equipment & Services
See your advisor or www.waddell.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Energy Fund

(UNAUDITED)

For the Six Months Ended December 31, 2009	Beginning Account Value 6-30-09	Ending Account Value 12-31-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,233.60	1.73%	$9.72
Class B	$1,000	$1,227.00	2.82%	$15.81
Class C	$1,000	$1,229.20	2.55%	$14.27
Class Y	$1,000	$1,237.60	1.14%	$6.38
Based on 5% Return(2)
Class A	$1,000	$1,016.47	1.73%	$8.77
Class B	$1,000	$1,011.00	2.82%	$14.28
Class C	$1,000	$1,012.36	2.55%	$12.88
Class Y	$1,000	$1,019.48	1.14%	$5.76
*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Energy Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Coal & Consumable Fuels - 3.92%
Alpha Natural Resources, Inc. (A)	39	$1,693
Arch Coal, Inc.	58	1,288
Cameco Corporation	38	1,237
CONSOL Energy Inc.	32	1,594
Peabody Energy Corporation	60	2,705
		8,517
Construction & Engineering - 3.92%
Chicago Bridge & Iron Company N.V., NY Shares	55	1,110
Fluor Corporation	104	4,670
Jacobs Engineering Group Inc. (A)	73	2,746
		8,526
Construction & Farm Machinery & Heavy Trucks - 1.79%
Bucyrus International, Inc., Class A	69	3,884

Diversified Metals & Mining - 1.05%
BHP Billiton Limited, ADR	30	2,274

Electric Utilities - 2.64%
Entergy Corporation	40	3,257
Exelon Corporation	51	2,473
		5,730
Electrical Components & Equipment - 0.38%
First Solar, Inc. (A)	6	819

Integrated Oil & Gas - 14.17%
ConocoPhillips	62	3,154
Exxon Mobil Corporation	92	6,260
Hess Corporation	50	3,052
Marathon Oil Corporation	61	1,912
Occidental Petroleum Corporation	79	6,434
Petroleo Brasileiro S.A. - Petrobras, ADR	121	5,750
SandRidge Energy, Inc. (A)	72	679
Suncor Energy Inc.	101	3,549
		30,790
Oil & Gas Drilling - 6.43%
ENSCO International Incorporated	48	1,925
Helmerich & Payne, Inc.	138	5,510
Nabors Industries Ltd. (A)	169	3,688
Transocean Inc. (A)	34	2,836
		13,959
Oil & Gas Equipment & Services - 24.41%
Baker Hughes Incorporated	71	2,884
BJ Services Company	175	3,246
Cameron International Corporation (A)	143	5,969
FMC Technologies, Inc. (A)	66	3,838
Halliburton Company	288	8,663
National Oilwell Varco, Inc.	184	8,126
Schlumberger Limited	132	8,618
Smith International, Inc.	141	3,842
Tenaris S.A., ADR	113	4,813
Weatherford International Ltd. (A)	168	3,014
		53,013
Oil & Gas Exploration & Production - 28.40%
Anadarko Petroleum Corporation	53	3,286
Apache Corporation	62	6,444
Cabot Oil & Gas Corporation	62	2,722
CNOOC Limited, ADR	16	2,472
Continental Resources, Inc. (A)	139	5,947
Devon Energy Corporation	69	5,097
EOG Resources, Inc.	54	5,259
Newfield Exploration Company (A)	131	6,335
Noble Energy, Inc.	87	6,164
Southwestern Energy Company (A)	210	10,130
Ultra Petroleum Corp. (A)	52	2,580
XTO Energy Inc.	113	5,259
		61,695
Oil & Gas Refining & Marketing - 1.64%
Clean Energy Fuels Corp. (A)	119	1,837
Valero Energy Corporation	104	1,734
		3,571
Oil & Gas Storage & Transportation - 4.71%
El Paso Corporation	313	3,078
El Paso Pipeline Partners, L.P.	113	2,935
Enbridge Inc.	91	4,225
		10,238
Semiconductor Equipment - 1.28%
Applied Materials, Inc.	199	2,775

TOTAL COMMON STOCKS - 94.74%		$205,791

(Cost: $191,729)

SHORT-TERM SECURITIES	Principal

Commercial Paper (B) - 3.15%
McCormick & Co. Inc.,
0.070%, 1-4-10	$3,545	3,545
Walt Disney Company (The),
0.040%, 1-7-10	3,281	3,281
		6,826
Master Note - 2.07%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (C)	4,507	4,507

TOTAL SHORT-TERM SECURITIES - 5.22%		$11,333

(Cost: $11,333)

TOTAL INVESTMENT SECURITIES - 99.96%		$217,124

(Cost: $203,062)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.04%		96

NET ASSETS - 100.00%		$217,220

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)Rate shown is the yield to maturity at December 31, 2009.

(C)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

Country Diversification
(as a % of net assets)
United States	79.25%
Canada	5.33%
Brazil	2.65%
Luxembourg	2.22%
Bermuda	1.70%
Hong Kong	1.14%
Australia	1.05%
United Kingdom	0.89%
Netherlands	0.51%
Other+	5.26%
+Includes cash and cash equivalents and other assets and liabilities

For Federal income tax purposes, cost of investments owned at December 31, 2009 and the related unrealized appreciation (depreciation) were as follows:

Cost	$203,067
Gross unrealized appreciation	35,074
Gross unrealized depreciation	(21,017)
Net unrealized appreciation	$14,057

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
International Growth Fund

ALL DATA IS AS OF DECEMBER 31, 2009 (UNAUDITED)

Asset Allocation
Stocks	96.08%
Consumer Staples	16.68%
Financials	15.89%
Industrials	13.03%
Information Technology	12.21%
Energy	9.26%
Consumer Discretionary	7.14%
Telecommunication Services	7.07%
Materials	6.39%
Health Care	5.37%
Utilities	3.04%
Cash and Cash Equivalents	3.92%

Lipper Rankings
Category: Lipper International Large-Cap Growth Funds	Rank	Percentile
1 Year	123/166	74
3 Year	21/131	16
5 Year	24/91	27
10 Year	36/54	66
Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings
Europe	64.69%
United Kingdom	27.14%
Switzerland	9.13%
Germany	8.33%
France	7.55%
Italy	4.58%
Other Europe	7.96%
Pacific Basin	25.63%
Japan	11.41%
China	7.98%
Australia	3.80%
Other Pacific Basin	2.44%
South America	2.92%
North America	2.84%
Cash and Cash Equivalents	3.92%

Top 10 Equity Holdings
Company	Country	Sector	Industry
Nestle S.A., Registered Shares	Switzerland	Consumer Staples	Packaged Foods & Meats
VINCI	France	Industrials	Construction & Engineering
Tokyo Electron Limited	Japan	Information Technology	Semiconductor Equipment
British American Tobacco p.l.c.	United Kingdom	Consumer Staples	Tobacco
Reckitt Benckiser Group plc	United Kingdom	Consumer Staples	Household Products
Roche Holdings AG, Genusscheine	Switzerland	Health Care	Pharmaceuticals
Vodafone Group Plc	United Kingdom	Telecommunication Services	Wireless Telecommunication Service
Xstrata plc	United Kingdom	Materials	Diversified Metals & Mining
Fresenius AG	Germany	Health Care	Health Care Facilities/Supplies
Prudential plc	United Kingdom	Financials	Life & Health Insurance
See your advisor or www.waddell.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
International Growth Fund

(UNAUDITED)

For the Six Months Ended December 31, 2009	Beginning Account Value 6-30-09	Ending Account Value 12-31-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,199.60	1.53%	$8.47
Class B	$1,000	$1,193.50	2.71%	$15.03
Class C	$1,000	$1,194.30	2.49%	$13.71
Class Y	$1,000	$1,203.00	1.07%	$5.95
Based on 5% Return(2)
Class A	$1,000	$1,017.52	1.53%	$7.77
Class B	$1,000	$1,011.53	2.71%	$13.78
Class C	$1,000	$1,012.68	2.49%	$12.58
Class Y	$1,000	$1,019.81	1.07%	$5.45
 *Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
International Growth Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia - 3.80%
Foster's Group Limited (A)	2,323	$11,429
Telstra Corporation Limited (A)(B)	353	1,085
Telstra Corporation Limited (A)	3,133	9,631
		22,145
Belgium - 1.98%
InBev NV (A)	223	11,565

Brazil - 2.92%
Banco Santander (Brasil) S.A., Units (A)(B)	430	5,900
Petroleo Brasileiro S.A. - Petrobras, ADR	234	11,143
		17,043
Canada - 1.61%
Canadian Natural Resources Limited (A)	88	6,373
Research In Motion Limited (C)	45	3,026
		9,399
China - 7.98%
China Construction Bank Corporation (A)(B)	6,357	5,430
China Construction Bank Corporation (A)	6,794	5,803
China Life Insurance Company Limited, ADR	143	10,472
Industrial and Commercial Bank of China Limited, H Shares (A)(B)	10,562	8,698
Shanda Games Limited, ADR (C)	561	5,720
Shanda Interactive Entertainment Limited, ADR (C)	97	5,116
Wynn Macau, Limited (A)(C)	4,304	5,301
		46,540
France - 7.55%
ALSTOM (A)	82	5,735
Pinault-Printemps-Redoute SA (A)	80	9,578
Technip-Coflexip (A)	135	9,466
VINCI (A)	342	19,237
		44,016
Germany - 5.43%
adidas AG (A)	119	6,498
Bayer Aktiengesellschaft (A)	107	8,583
Deutsche Boerse AG (A)	104	8,567
SAP Aktiengesellschaft (A)	168	8,009
		31,657
Hong Kong - 2.44%
Cheung Kong (Holdings) Limited (A)	771	9,908
Henderson Land Development Company Limited (A)	578	4,319
		14,227
Italy - 4.58%
Banca Intesa S.p.A. (A)	1,325	5,960
Saipem S.p.A. (A)	277	9,565
Tenaris S.A. (A)	518	11,171
		26,696
Japan - 11.41%
Honda Motor Co., Ltd. (A)	182	6,182
KONAMI CORPORATION (A)	401	7,161
Mitsubishi Corporation (A)	426	10,601
Mitsubishi Electric Corporation (A)	1,263	9,382
Nissin Kogyo Co., Ltd. (A)	383	5,960
Shin-Etsu Chemical Co., Ltd. (A)	158	8,920
Tokyo Electron Limited (A)	286	18,327
		66,533
Mexico - 1.23%
Grupo Modelo, S.A.B. de C.V., Series C (A)	1,292	7,168

Netherlands - 2.56%
ASML Holding N.V., Ordinary Shares (A)	94	3,210
Koninklijke KPN N.V. (A)	500	8,499
QIAGEN N.V. (A)(C)	143	3,217
		14,926
Spain - 2.52%
Tecnicas Reunidas, S.A. (A)	109	6,296
Telefonica, S.A. (A)	300	8,396
		14,692
Sweden - 0.90%
Telefonaktiebolaget LM Ericsson, B Shares (A)	571	5,258

Switzerland - 9.13%
Nestle S.A., Registered Shares (A)	456	22,127
Roche Holdings AG, Genusscheine (A)	89	15,218
TEMENOS Group AG (A)(C)	407	10,488
UBS AG (A)(B)(C)	56	866
UBS AG (A)	290	4,509
		53,208
United Kingdom - 27.14%
BAE Systems plc (A)	1,600	9,260
Barclays PLC (A)	2,212	9,745
British American Tobacco p.l.c. (A)	552	17,934
Capita Group Plc (The) (A)	925	11,190
IG Group Holdings plc (A)(B)	797	4,879
Informa plc (A)	1,582	8,134
International Power plc (A)	1,807	9,005
National Grid plc (A)	800	8,732
Prudential plc (A)	1,224	12,530
Reckitt Benckiser Group plc (A)	290	15,671
Rio Tinto plc (A)	115	6,207
Serco Group plc (A)	1,231	10,495
tesco plc (A)	1,056	7,285
Vodafone Group Plc (A)	5,871	13,596
Xstrata plc (A)	759	13,531
		158,194

TOTAL COMMON STOCKS - 93.18%		$543,267

(Cost: $461,986)

PREFERRED STOCKS - 2.90%

Germany
Fresenius AG (A)	181	12,934
Henkel AG & Co. KGaA (A)	77	3,996
(Cost: $10,688)		$16,930

SHORT-TERM SECURITIES	Principal

Commercial Paper (D) - 3.30%
CVS Caremark Corporation,
0.230%, 1-13-10	$7,000	6,999
Kitty Hawk Funding Corp.:
0.140%, 1-6-10	5,000	5,000
0.160%, 1-27-10	3,000	3,000
McCormick & Co. Inc.,
0.070%, 1- 4-10	4,250	4,250
		19,249
Master Note - 0.18%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (E)	1,057	1,057

TOTAL SHORT-TERM SECURITIES - 3.48%		$20,306

(Cost: $20,306)

TOTAL INVESTMENT SECURITIES - 99.56%		$580,503

(Cost: $492,980)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.44%		2,572

NET ASSETS - 100.00%		$583,075

Notes to Schedule of Investments

The following forward foreign currency contracts were outstanding at December 31, 2009:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Citibank, N.A.	5,195,000	12-20-10	$2,102	$ ––

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $26,858 or 4.61% of net assets.

(C)No dividends were paid during the preceding 12 months.

(D)Rate shown is the yield to maturity at December 31, 2009.

(E)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

Market Sector Diversification
(as a % of net assets)
Consumer Staples	16.68%
Financials	15.89%
Industrials	13.03%
Information Technology	12.21%
Energy	9.26%
Consumer Discretionary	7.14%
Telecommunication Services	7.07%
Materials	6.39%
Health Care	5.37%
Utilities	3.04%
Other+	3.92%
+Includes cash and cash equivalents and other assets and liabilities

For Federal income tax purposes, cost of investments owned at December 31, 2009 and the related unrealized appreciation (depreciation) were as follows:

Cost	$495,724
Gross unrealized appreciation	108,334
Gross unrealized depreciation	(23,555)
Net unrealized appreciation	$84,779

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
New Concepts Fund

ALL DATA IS AS OF DECEMBER 31, 2009 (UNAUDITED)

Asset Allocation
Stocks	98.35%
Information Technology	19.55%
Consumer Discretionary	18.90%
Industrials	18.02%
Health Care	12.56%
Financials	10.01%
Consumer Staples	8.28%
Energy	6.55%
Materials	2.55%
Utilities	1.93%
Bonds	0.16%
Corporate Debt Securities	0.16%
Cash and Cash Equivalents	1.49%

Lipper Rankings
Category: Lipper Mid-Cap Growth Funds	Rank	Percentile
1 Year	73/474	16
3 Year	31/425	8
5 Year	30/353	9
10 Year	84/178	47
Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings
Company	Sector
Whole Foods Market, Inc.	Consumer Staples
Microchip Technology Incorporated	Information Technology
Paychex, Inc.	Information Technology
Noble Energy, Inc.	Energy
Hospira, Inc.	Health Care
NetApp, Inc.	Information Technology
Fastenal Company	Industrials
Allergan, Inc.	Health Care
Solera Holdings, Inc.	Information Technology
J. Crew Group, Inc.	Consumer Discretionary
See your advisor or www.waddell.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
New Concepts Fund

(UNAUDITED)

For the Six Months Ended December 31, 2009	Beginning Account Value 6-30-09	Ending Account Value 12-31-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,266.50	1.50%	$8.61
Class B	$1,000	$1,260.40	2.61%	$14.92
Class C	$1,000	$1,259.90	2.47%	$14.01
Class Y	$1,000	$1,269.00	1.05%	$6.01
Based on 5% Return(2)
Class A	$1,000	$1,017.62	1.50%	$7.67
Class B	$1,000	$1,012.03	2.61%	$13.28
Class C	$1,000	$1,012.77	2.47%	$12.48
Class Y	$1,000	$1,019.92	1.05%	$5.35
*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
New Concepts Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics - 3.70%
C.H. Robinson Worldwide, Inc.	340	$19,980
Expeditors International of Washington, Inc.	601	20,873
		40,853
Apparel Retail - 4.18%
J. Crew Group, Inc. (A)	542	24,251
Urban Outfitters, Inc. (A)	629	22,009
		46,260
Apparel, Accessories & Luxury Goods - 0.84%
lululemon athletica inc. (A)	310	9,328

Application Software - 2.64%
Solera Holdings, Inc.	810	29,168

Auto Parts & Equipment - 1.03%
BorgWarner Inc.	342	11,361

Automotive Retail - 0.89%
Penske Automotive Group, Inc.	647	9,821

Brewers - 0.89%
Molson Coors Brewing Company, Class B	219	9,890

Casinos & Gaming - 0.55%
Las Vegas Sands, Inc. (A)	408	6,096

Catalog Retail - 0.94%
Coldwater Creek Inc. (A)	2,337	10,423

Computer Storage & Peripherals - 3.72%
NetApp, Inc. (A)	868	29,847
QLogic Corporation (A)	595	11,228
		41,075
Construction & Engineering - 0.95%
Quanta Services, Inc. (A)	504	10,503

Consumer Finance - 2.06%
Discover Financial Services	1,549	22,786

Data Processing & Outsourced Services - 4.07%
Global Payments Inc.	219	11,795
Paychex, Inc.	1,082	33,153
		44,948
Department Stores - 1.13%
Nordstrom, Inc.	331	12,439

Distillers & Vintners - 1.49%
Brown-Forman Corporation, Class B	308	16,483

Electrical Components & Equipment - 3.18%
Cooper Industries, Ltd., Class A	291	12,387
Hubbell Incorporated, Class B	261	12,345
Roper Industries, Inc.	199	10,422
		35,154
Food Retail - 3.26%
Whole Foods Market, Inc. (A)	1,308	35,905

Gas Utilities - 1.93%
Equitable Resources, Inc.	486	21,345

Health Care Distributors - 1.65%
Henry Schein, Inc. (A)	348	18,284

Health Care Equipment - 6.05%
Hologic, Inc. (A)	1,379	19,998
Hospira, Inc. (A)	598	30,498
Intuitive Surgical, Inc. (A)	35	10,616
Wright Medical Group, Inc. (A)	298	5,647
		66,759
Health Care Supplies - 2.19%
DENTSPLY International Inc.	689	24,215

Hotels, Resorts & Cruise Lines - 2.08%
Royal Caribbean Cruises Ltd. (A)	440	11,123
Starwood Hotels & Resorts Worldwide, Inc.	325	11,885
		23,008
Industrial Machinery - 5.17%
Donaldson Company, Inc.	315	13,400
Flowserve Corporation	63	5,955
IDEX Corporation	773	24,085
Kaydon Corporation	385	13,768
		57,208
Internet Software & Services - 1.54%
DealerTrack Holdings, Inc. (A)	906	17,024

Investment Banking & Brokerage - 3.20%
Lazard Group LLC	479	18,198
TD Ameritrade Holding Corporation (A)	891	17,268
		35,466
Oil & Gas Equipment & Services - 2.74%
Dresser-Rand Group Inc. (A)	408	12,897
National Oilwell Varco, Inc.	395	17,415
		30,312
Oil & Gas Exploration & Production - 3.81%
Noble Energy, Inc.	448	31,893
Ultra Petroleum Corp. (A)	205	10,221
		42,114
Packaged Foods & Meats - 2.64%
Hershey Foods Corporation	496	17,752
Ralcorp Holdings, Inc. (A)	192	11,464
		29,216
Paper Packaging - 1.64%
Sealed Air Corporation	313	6,842
Sonoco Products Company	388	11,335
		18,177
Pharmaceuticals - 2.67%
Allergan, Inc.	469	29,552

Publishing - 2.05%
Meredith Corporation	735	22,675

Real Estate Management & Development - 0.24%
CB Richard Ellis Group, Inc., Class A (A)	192	2,604

Regional Banks - 1.85%
Signature Bank (A)	640	20,416

Research & Consulting Services - 0.89%
Verisk Analytics, Inc., Class A (A)	324	9,806

Restaurants - 3.20%
Chipotle Mexican Grill, Inc., Class A (A)	147	12,960
P.F. Chang's China Bistro, Inc. (A)	590	22,366
		35,326
Semiconductors - 6.75%
Linear Technology Corporation	570	17,408
Microchip Technology Incorporated	1,234	35,862
NVIDIA Corporation (A)	1,152	21,519
		74,789
Specialized Finance - 1.65%
CME Group Inc.	54	18,242

Specialty Chemicals - 0.91%
RPM International Inc.	494	10,043

Specialty Stores - 2.01%
PetSmart, Inc.	832	22,206

Systems Software - 0.83%
ArcSight, Inc. (A)	359	9,183

Thrifts & Mortgage Finance - 1.01%
People's United Financial, Inc.	666	11,122

Trading Companies & Distributors - 2.69%
Fastenal Company	715	29,764

Trucking - 1.44%
J.B. Hunt Transport Services, Inc.	241	7,773
Knight Transportation, Inc.	421	8,121
		15,894

TOTAL COMMON STOCKS - 98.35%		$1,087,243

(Cost: $889,027)

CORPORATE DEBT SECURITIES - 0.16%	Principal

Health Care Equipment
Wright Medical Group, Inc., Convertible,
2.625%, 12-1-14	$2,080	$1,820
(Cost: $1,627)

SHORT-TERM SECURITIES

Commercial Paper (B) - 1.18%
Bemis Company, Inc.,
0.060%, 1-4-10	8,015	8,015
Straight-A Funding, LLC (Federal Financing Bank),
0.130%, 1-22-10	5,000	5,000
		13,015
Master Note - 0.36%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (C)	3,971	3,971

TOTAL SHORT-TERM SECURITIES - 1.54%		$16,986

(Cost: $16,986)

TOTAL INVESTMENT SECURITIES - 100.05%		$1,106,049

(Cost: $907,640)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.05%)		(502)

NET ASSETS - 100.00%		$1,105,547

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at December 31, 2009.

(C) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

For Federal income tax purposes, cost of investments owned at December 31, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$916,819
Gross unrealized appreciation	251,831
Gross unrealized depreciation	(62,601)
Net unrealized appreciation	$189,230

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Science and Technology Fund

ALL DATA IS AS OF DECEMBER 31, 2009 (UNAUDITED)

Asset Allocation
Stocks	99.27%
Information Technology	63.46%
Health Care	14.36%
Consumer Staples	7.03%
Industrials	6.22%
Materials	3.46%
Telecommunication Services	2.60%
Financials	1.11%
Energy	0.53%
Consumer Discretionary	0.50%
Cash and Cash Equivalents	0.73%

Lipper Rankings
Category: Lipper Science & Technology Funds	Rank	Percentile
1 Year	121/142	85
3 Year	10/128	8
5 Year	8/115	7
10 Year	2/61	4
Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings
North America	77.19%
United States	73.19%
Canada	4.00%
Pacific Basin	9.46%
Europe	5.62%
Spain	4.67%
Other Europe	0.95%
Bahamas/Caribbean	3.56%
Bermuda	3.56%
South America	3.44%
Cash and Cash Equivalents	0.73%

Top 10 Equity Holdings
Company	Sector	Industry
Cree, Inc.	Information Technology	Semiconductors
Microsoft Corporation	Information Technology	Systems Software
Alliance Data Systems Corporation	Information Technology	Data Processing & Outsourced Services
Telvent GIT, S.A.	Information Technology	IT Consulting & Other Services
Research In Motion Limited	Information Technology	Communications Equipment
Aspen Technology, Inc.	Information Technology	Application Software
Vertex Pharmaceuticals Incorporated	Health Care	Biotechnology
Bunge Limited	Consumer Staples	Agricultural Products
Archer Daniels Midland Company	Consumer Staples	Agricultural Products
Samsung Electronics Co., Ltd.	Information Technology	Semiconductors
See your advisor or www.waddell.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Science and Technology Fund

(UNAUDITED)

For the Six Months Ended December 31, 2009	Beginning Account Value 6-30-09	Ending Account Value 12-31-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,223.10	1.41%	$7.89
Class B	$1,000	$1,216.80	2.54%	$14.19
Class C	$1,000	$1,217.30	2.42%	$13.53
Class Y	$1,000	$1,225.70	1.05%	$5.90
Based on 5% Return(2)
Class A	$1,000	$1,018.12	1.41%	$7.16
Class B	$1,000	$1,012.41	2.54%	$12.88
Class C	$1,000	$1,013.03	2.42%	$12.28
Class Y	$1,000	$1,019.90	1.05%	$5.35
*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Science and Technology Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products - 7.03%
Archer Daniels Midland Company	2,536	$79,408
Bunge Limited	1,277	81,495
		160,903
Application Software - 9.78%
ACI Worldwide, Inc. (A)(B)	3,855	66,113
Aspen Technology, Inc. (A)(B)	9,112	89,298
i2 Technologies, Inc. (A)	339	6,482
Lawson Software, Inc. (A)(B)	9,315	61,946
		223,839
Biotechnology - 9.27%
Amgen Inc. (A)	971	54,901
Genzyme Corporation (A)	1,238	60,689
Isis Pharmaceuticals, Inc. (A)	1,150	12,768
Vertex Pharmaceuticals Incorporated (A)	1,958	83,883
		212,241
Communications Equipment - 4.95%
Alcatel, ADR	6,519	21,642
Research In Motion Limited (A)	1,356	91,604
		113,246
Computer Hardware - 2.57%
Apple Inc. (A)	164	34,518
High Tech Computer Corp. (C)	2,113	24,203
		58,721
Consumer Electronics - 0.50%
Garmin Ltd.	371	11,377

Data Processing & Outsourced Services - 11.53%
Alliance Data Systems Corporation (A)	1,823	117,764
Euronet Worldwide, Inc. (A)(B)	2,678	58,772
Lender Processing Services, Inc.	1,368	55,635
Tivit Terceirizacao de Technologia e Servicos (C)	941	8,652
Tivit Terceirizacao de Technologia e Servicos (C)(D)	2,173	19,983
WNS (Holdings) Limited, ADR (A)	212	3,193
		263,999
Diversified Chemicals - 2.97%
E.I. du Pont de Nemours and Company	922	31,047
FMC Corporation	663	36,969
		68,016
Diversified Support Services - 1.00%
EnerNOC, Inc. (A)	756	22,966

Electrical Components & Equipment - 1.17%
POWER-ONE, INC. (A)(B)	6,152	26,760

Electronic Equipment & Instruments - 2.84%
IPG Photonics Corporation (A)	605	10,121
Itron, Inc. (A)	811	54,820
		64,941
Fertilizers & Agricultural Chemicals - 0.49%
Sociedad Quimica y Minera de Chile S.A., ADR	298	11,181

Health Care Distributors - 1.02%
Animal Health International, Inc. (A)(B)	2,588	6,211
McKesson Corporation	275	17,213
		23,424
Health Care Equipment - 1.40%
Varian Medical Systems, Inc. (A)	683	31,984

Health Care Facilities - 2.08%
HealthSouth Corporation (A)	2,214	41,559
LifePoint Hospitals, Inc. (A)	183	5,940
		47,499
Health Care Services - 0.59%
Fleury S.A. (A)(C)(D)	948	10,011
Fleury S.A. (A)(C)	331	3,495
		13,506
Home Entertainment Software - 2.91%
Activision Blizzard, Inc. (A)	1,454	16,158
Nintendo Co., Ltd. (C)	212	50,538
		66,696
Industrial Machinery - 3.76%
ESCO Technologies Inc. (B)	1,849	66,289
Pentair, Inc.	611	19,732
		86,021
Integrated Telecommunication Services - 1.25%
CenturyTel, Inc.	788	28,541

Internet Software & Services - 1.29%
SAVVIS, Inc. (A)	2,108	29,610

IT Consulting & Other Services - 4.67%
Telvent GIT, S.A. (B)	2,743	106,914

Life & Health Insurance - 1.11%
Amil Participacoes S.A. (C)	3,224	25,371

Oil & Gas Equipment & Services - 0.53%
ION Geophysical Corporation (A)	2,040	12,075

Research & Consulting Services - 0.29%
Mistras Group, Inc. (A)	438	6,596

Semiconductor Equipment - 0.50%
Photronics, Inc. (A)	2,590	11,525

Semiconductors - 17.19%
Avago Technologies Limited (A)	1,443	26,387
Cree, Inc. (A)	2,141	120,709
Inotera Memories, Inc. (C)	51,478	43,229
Micron Technology, Inc. (A)	5,814	61,397
PMC-Sierra, Inc. (A)	4,059	35,148
Samsung Electronics Co., Ltd. (C)	101	69,052
Texas Instruments Incorporated	1,437	37,459
		393,381
Systems Software - 5.23%
Microsoft Corporation	3,929	119,780

Wireless Telecommunication Service - 1.35%
Clearwire Corporation, Class A (A)	454	3,070
Sprint Nextel Corporation (A)	7,652	28,008
		31,078

TOTAL COMMON STOCKS - 99.27%		$2,272,191

(Cost: $2,016,369)

SHORT-TERM SECURITIES	Principal

Commercial Paper (E) - 1.98%
Bemis Company, Inc.,
0.060%, 1-4-10	$11,275	11,276
Citigroup Funding Inc.:
0.160%, 1-22-10	7,000	6,999
0.160%, 1-25-10	7,000	6,999
Toyota Motor Credit Corporation,
0.130%, 2-16-10	10,000	9,998
Walt Disney Company (The),
0.050%, 1-12-10	10,000	10,000
		45,272
Master Note - 0.08%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (F)	1,831	1,831

TOTAL SHORT-TERM SECURITIES - 2.06%		$47,103

(Cost: $47,103)

TOTAL INVESTMENT SECURITIES - 101.33%		$2,319,294

(Cost: $2,063,472)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.33%)		(30,457)

NET ASSETS - 100.00%		$2,288,837

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)Listed on an exchange outside the United States.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2009, the total value of these securities amounted to $29,994 or 1.31% of net assets.

(E)Rate shown is the yield to maturity at December 31, 2009.

(F)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

Country Diversification
(as a % of net assets)
United States	73.19%
Spain	4.67%
Canada	4.00%
Bermuda	3.56%
South Korea	3.02%
Taiwan	2.95%
Brazil	2.95%
Japan	2.20%
Singapore	1.15%
France	0.95%
Chile	0.49%
India	0.14%
Other+	0.73%
+Includes cash and cash equivalents and other assets and liabilities

For Federal income tax purposes, cost of investments owned at December 31, 2009 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,066,186
Gross unrealized appreciation	482,386
Gross unrealized depreciation	(229,278)
Net unrealized appreciation	$253,108

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Small Cap Fund

ALL DATA IS AS OF DECEMBER 31, 2009 (UNAUDITED)

Asset Allocation
Stocks	97.14%
Information Technology	31.57%
Consumer Discretionary	20.07%
Health Care	12.90%
Industrials	12.06%
Energy	9.05%
Financials	6.79%
Consumer Staples	2.74%
Materials	1.96%
Cash and Cash Equivalents	2.86%

Lipper Rankings
Category: Lipper Small-Cap Growth Funds	Rank	Percentile
1 Year	141/540	27
3 Year	61/472	13
5 Year	63/397	16
10 Year	28/217	13
Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings
Company	Sector
MICROS Systems, Inc.	Information Technology
Capella Education Company	Consumer Discretionary
Portfolio Recovery Associates, Inc.	Financials
NuVasive, Inc.	Health Care
Stratasys, Inc.	Information Technology
Dril-Quip, Inc.	Energy
Solera Holdings, Inc.	Information Technology
Graco Inc.	Industrials
Core Laboratories N.V.	Energy
Alberto-Culver Company	Consumer Staples
See your advisor or www.waddell.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Small Cap Fund

(UNAUDITED)

For the Six Months Ended December 31, 2009	Beginning Account Value 6-30-09	Ending Account Value 12-31-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,228.90	1.67%	$9.36
Class B	$1,000	$1,223.20	2.73%	$15.34
Class C	$1,000	$1,224.10	2.50%	$14.01
Class Y	$1,000	$1,232.00	1.06%	$6.03
Based on 5% Return(2)
Class A	$1,000	$1,016.77	1.67%	$8.47
Class B	$1,000	$1,011.43	2.73%	$13.88
Class C	$1,000	$1,012.59	2.50%	$12.68
Class Y	$1,000	$1,019.85	1.06%	$5.45
*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Small Cap Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 1.39%
Ladish Co., Inc. (A)	638	$9,623

Apparel Retail - 3.84%
Urban Outfitters, Inc. (A)	307	10,743
Zumiez Inc. (A)	1,247	15,868
		26,611
Apparel, Accessories & Luxury Goods - 2.12%
Under Armour, Inc., Class A (A)	540	14,731

Application Software - 13.93%
ACI Worldwide, Inc. (A)	969	16,611
Blackboard Inc. (A)	232	10,548
FactSet Research Systems, Inc.	268	17,668
SolarWinds, Inc. (A)	271	6,236
Solera Holdings, Inc.	550	19,815
Sonic Solutions (A)	1,427	16,885
Ultimate Software Group, Inc. (The) (A)	300	8,820
		96,583
Auto Parts & Equipment - 2.55%
LKQ Corporation (A)	902	17,674

Automotive Retail - 1.90%
O'Reilly Automotive, Inc. (A)	345	13,167

Computer Hardware - 3.16%
Stratasys, Inc. (A)(B)	1,267	21,901

Construction & Farm Machinery & Heavy Trucks - 1.85%
Westinghouse Air Brake Technologies Corporation	313	12,802

Education Services - 9.66%
Capella Education Company (A)	452	34,046
K12 Inc. (A)	804	16,306
Strayer Education, Inc.	78	16,595
		66,947
Electrical Components & Equipment - 1.68%
General Cable Corporation (A)	395	11,630

Electronic Components - 2.73%
DTS, Inc. (A)	554	18,942

Health Care Equipment - 9.04%
Hologic, Inc. (A)	716	10,385
NuVasive, Inc. (A)	727	23,249
ResMed Inc. (A)	224	11,708
Volcano Corporation (A)	1,001	17,403
		62,745
Health Care Services - 1.09%
Healthways, Inc. (A)	410	7,523

Health Care Supplies - 0.72%
Merit Medical Systems, Inc. (A)	257	4,964

Health Care Technology - 2.05%
Phase Forward Incorporated (A)	926	14,208

Home Entertainment Software - 0.67%
Rosetta Stone Inc. (A)	260	4,660

Industrial Machinery - 2.82%
Graco Inc.	684	19,529

Internet Software & Services - 1.66%
CyberSource Corporation (A)	571	11,489

Investment Banking & Brokerage - 2.25%
Greenhill & Co., Inc.	194	15,603

Oil & Gas Equipment & Services - 9.05%
CARBO Ceramics Inc.	94	6,401
Core Laboratories N.V.	161	19,029
Dril-Quip, Inc. (A)	358	20,205
Oceaneering International, Inc. (A)	177	10,330
Superior Energy Services, Inc. (A)	279	6,784
		62,749
Personal Products - 2.74%
Alberto-Culver Company	649	19,002

Semiconductors - 4.43%
Intersil Corporation, Class A Shares	1,022	15,681
Semtech Corporation (A)	884	15,028
		30,709
Specialized Finance - 4.54%
Portfolio Recovery Associates, Inc. (A)	702	31,488

Steel - 1.96%
Allegheny Technologies Incorporated	303	13,561

Systems Software - 4.99%
MICROS Systems, Inc. (A)	1,115	34,583

Trucking - 4.32%
Knight Transportation, Inc.	766	14,776
Landstar System, Inc.	393	15,228
		30,004

TOTAL COMMON STOCKS - 97.14%		$673,428
(Cost: $580,438)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) - 2.75%
CVS Caremark Corporation,
0.230%, 1-13-10	$4,500	4,500
ITT Corporation,
0.090%, 1-4-10	1,435	1,435
Kitty Hawk Funding Corp.,
0.140%, 1-6-10	5,000	4,999
Straight-A Funding, LLC (Federal Financing Bank):
0.120%, 1-5-10	3,845	3,845
0.120%, 1-5-10	3,187	3,187
Wisconsin Electric Power Co.,
0.110%, 1-4-10	1,100	1,100
		19,066
Master Note - 0.27%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (D)	1,872	1,872

TOTAL SHORT-TERM SECURITIES - 3.02%		$20,938

(Cost: $20,938)

TOTAL INVESTMENT SECURITIES - 100.16%		$694,366

(Cost: $601,376)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.16%)		(1,142)

NET ASSETS - 100.00%		$693,224

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)Rate shown is the yield to maturity at December 31, 2009.

(D)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

For Federal income tax purposes, cost of investments owned at December 31, 2009 and the related unrealized appreciation (depreciation) were as follows:

Cost	$607,387

Gross unrealized appreciation	123,487
Gross unrealized depreciation	(36,508)

Net unrealized appreciation	$86,979

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Tax-Managed Equity Fund

ALL DATA IS AS OF DECEMBER 31, 2009 (UNAUDITED)

Asset Allocation
Stocks	95.65%
Information Technology	34.87%
Health Care	16.87%
Consumer Discretionary	12.84%
Consumer Staples	8.33%
Financials	8.22%
Energy	6.59%
Materials	4.11%
Industrials	3.82%
Cash and Cash Equivalents	4.35%

Lipper Rankings
Category: Lipper Large-Cap Growth Funds	Rank	Percentile
1 Year	556/814	69
3 Year	26/702	4
5 Year	17/582	3
Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings
Company	Sector
Apple Inc.	Information Technology
QUALCOMM Incorporated	Information Technology
Google Inc., Class A	Information Technology
Microsoft Corporation	Information Technology
Microchip Technology Incorporated	Information Technology
Hewlett-Packard Company	Information Technology
Goldman Sachs Group, Inc. (The)	Financials
Schlumberger Limited	Energy
Visa Inc., Class A	Information Technology
Gilead Sciences, Inc.	Health Care
See your advisor or www.waddell.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Tax-Managed Equity Fund

(UNAUDITED)

For the Six Months Ended December 31, 2009	Beginning Account Value 6-30-09	Ending Account Value 12-31-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,171.60	1.21%	$6.62
Class B	$1,000	$1,164.90	2.14%	$11.69
Class C	$1,000	$1,165.50	2.11%	$11.48
Based on 5% Return(2)
Class A	$1,000	$1,019.14	1.21%	$6.16
Class B	$1,000	$1,014.41	2.14%	$10.88
Class C	$1,000	$1,014.57	2.11%	$10.68
*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

BEFORE- AND AFTER-TAX RETURNS
Tax-Managed Equity Fund

(UNAUDITED)

Before- and After-Tax Returns(1)	1-year period ended 12-31-09	5-year period ended 12-31-09	10-year period ended 12-31-09	Since inception of Class(2) through 12-31-09
Class A
Before Taxes	23.84%	3.51%	––%	0.36%
After Taxes on Distributions	23.83%	3.51%	––%	0.33%
After Taxes on Distributions and Sale of Fund Shares	15.53%	3.02%	––%	0.29%
Class B
Before Taxes	26.09%	3.59%	––%	0.03%
After Taxes on Distributions	26.09%	3.59%	––%	0.03%
After Taxes on Distributions and Sale of Fund Shares	16.96%	3.08%	––%	0.03%
Class C
Before Taxes	30.21%	3.75%	––%	0.00%
After Taxes on Distributions	30.21%	3.75%	––%	0.00%
After Taxes on Distributions and Sale of Fund Shares	19.64%	3.22%	––%	0.00%
Russell 1000 Growth Index(3)	37.21%	1.63%	––%	-3.99%
(1)Data quoted is past performance and is based on deduction of the maximum applicable sales load for each of the periods. Current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Please visit www.waddell.com for the Fund's most recent month-end performance. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry a maximum contingent deferred sales charge (CDSC) of 5% and 1%, respectively. (Accordingly, the Class C shares reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)

(2)3-31-00 for Class A, Class B and Class C shares (the date on which shares were first acquired by shareholders).

(3)The Russell 1000 Growth Index since inception column reflects the index return for the life of the Fund's Class A shares and reflects no deduction for fees, expenses or taxes.

The table above shows average annual returns on a before-tax and after-tax basis. Returns Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Returns After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Returns After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

SCHEDULE OF INVESTMENTS
Tax-Managed Equity Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics - 1.70%
FedEx Corporation	30	$2,476

Asset Management & Custody Banks - 0.96%
BlackRock, Inc., Class A	6	1,391

Automotive Retail - 0.93%
AutoZone, Inc. (A)	9	1,344

Biotechnology - 3.18%
Gilead Sciences, Inc. (A)	107	4,610

Casinos & Gaming - 1.96%
Wynn Resorts, Limited (A)	49	2,842

Communications Equipment - 7.29%
Cisco Systems, Inc. (A)	182	4,352
QUALCOMM Incorporated	134	6,216
		10,568
Computer Hardware - 8.36%
Apple Inc. (A)	33	7,012
Hewlett-Packard Company	99	5,084
		12,096
Construction & Farm Machinery & Heavy Trucks - 1.14%
Deere & Company	30	1,647

Data Processing & Outsourced Services - 3.30%
Visa Inc., Class A	55	4,777

Department Stores - 1.66%
Kohl's Corporation (A)	45	2,404

Diversified Banks - 0.68%
Wells Fargo & Company	37	987

Electrical Components & Equipment - 0.98%
Emerson Electric Co.	33	1,417

Fertilizers & Agricultural Chemicals - 2.37%
Monsanto Company	42	3,425

General Merchandise Stores - 1.12%
Target Corporation	33	1,618

Health Care Equipment - 3.87%
Baxter International Inc.	43	2,542
Intuitive Surgical, Inc. (A)	7	1,972
Stryker Corporation	22	1,096
		5,610
Health Care Supplies - 3.50%
Alcon, Inc.	21	3,448
DENTSPLY International Inc.	46	1,619
		5,067
Home Entertainment Software - 1.10%
Activision Blizzard, Inc. (A)	144	1,597

Home Improvement Retail - 3.62%
Home Depot, Inc. (The)	103	2,971
Lowe's Companies, Inc.	98	2,286
		5,257
Hotels, Resorts & Cruise Lines - 0.65%
Carnival Corporation (A)	30	941

Household Products - 2.90%
Colgate-Palmolive Company	51	4,208

Hypermarkets & Super Centers - 1.24%
Costco Wholesale Corporation	30	1,790

Industrial Gases - 0.40%
Praxair, Inc.	7	577

Internet Retail - 1.68%
Amazon.com, Inc. (A)	18	2,432

Internet Software & Services - 4.01%
Google Inc., Class A (A)	9	5,815

Investment Banking & Brokerage - 3.40%
Goldman Sachs Group, Inc. (The)	29	4,930

Life Sciences Tools & Services - 2.15%
Thermo Fisher Scientific Inc. (A)	65	3,111

Oil & Gas Drilling - 2.30%
Transocean Inc. (A)	40	3,339

Oil & Gas Equipment & Services - 4.28%
Schlumberger Limited	76	4,925
Smith International, Inc.	47	1,277
		6,202
Other Diversified Financial Services - 1.87%
JPMorgan Chase & Co.	65	2,705

Personal Products - 0.97%
Estee Lauder Companies Inc. (The), Class A	29	1,412

Pharmaceuticals - 4.17%
Abbott Laboratories	66	3,557
Roche Holdings Ltd, ADR	59	2,489
		6,046
Restaurants - 1.22%
YUM! Brands, Inc.	51	1,770

Semiconductors - 6.99%
Altera Corporation	32	726
Broadcom Corporation, Class A (A)	137	4,319
Microchip Technology Incorporated	175	5,084
		10,129
Soft Drinks - 3.22%
Coca-Cola Company (The)	59	3,339
PepsiCo, Inc.	22	1,323
		4,662
Specialized Finance - 1.31%
IntercontinentalExchange, Inc. (A)	17	1,895

Specialty Chemicals - 1.34%
Ecolab Inc.	44	1,946

Systems Software - 3.83%
Microsoft Corporation	182	5,550

TOTAL COMMON STOCKS - 95.65%		$138,593

(Cost: $108,300)

SHORT-TERM SECURITIES - 4.25%	Principal

Master Note
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (B)	$6,157	$6,157
(Cost: $6,157)

TOTAL INVESTMENT SECURITIES - 99.90%		$144,750

(Cost: $114,457)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.10%		144

NET ASSETS - 100.00%		$144,894

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2009 and the related unrealized appreciation (depreciation) were as follows:

Cost	$114,482

Gross unrealized appreciation	31,983
Gross unrealized depreciation	(1,715)

Net unrealized appreciation	$30,268

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Value Fund

ALL DATA IS AS OF DECEMBER 31, 2009 (UNAUDITED)

Asset Allocation
Stocks	97.70%
Financials	24.10%
Energy	21.41%
Consumer Discretionary	13.30%
Information Technology	10.85%
Health Care	8.31%
Consumer Staples	6.72%
Industrials	5.99%
Materials	4.20%
Telecommunication Services	2.82%
Cash and Cash Equivalents	2.30%

Lipper Rankings
Category: Lipper Large-Cap Value Funds	Rank	Percentile
1 Year	145/527	28
3 Year	83/461	18
5 Year	126/394	32
Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings
Company	Sector
Bank of America Corporation	Financials
Chevron Corporation	Energy
Hewlett-Packard Company	Information Technology
Travelers Companies, Inc. (The)	Financials
Occidental Petroleum Corporation	Energy
McKesson Corporation	Health Care
Lowe's Companies, Inc.	Consumer Discretionary
Union Pacific Corporation	Industrials
ACE Limited	Financials
Carnival Corporation	Consumer Discretionary
See your advisor or www.waddell.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Value Fund

(UNAUDITED)

For the Six Months Ended December 31, 2009	Beginning Account Value 6-30-09	Ending Account Value 12-31-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,242.10	1.45%	$8.18

Class B	$1,000	$1,236.20	2.51%	$14.09

Class C	$1,000	$1,236.20	2.38%	$13.42

Class Y	$1,000	$1,246.80	0.93%	$5.28

Based on 5% Return(2)
Class A	$1,000	$1,017.88	1.45%	$7.37

Class B	$1,000	$1,012.57	2.51%	$12.68

Class C	$1,000	$1,013.21	2.38%	$12.08

Class Y	$1,000	$1,020.50	0.93%	$4.75

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Value Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising - 2.04%
Omnicom Group Inc.	193	$7,540

Aerospace & Defense - 1.84%
Honeywell International Inc.	173	6,786

Apparel, Accessories & Luxury Goods - 1.76%
V.F. Corporation	89	6,489

Brewers - 2.64%
Molson Coors Brewing Company, Class B	215	9,723

Computer Hardware - 6.55%
Hewlett-Packard Company	324	16,710
International Business Machines Corporation	57	7,448
		24,158
Consumer Finance - 2.24%
Capital One Financial Corporation	216	8,270

Department Stores - 2.14%
Macy's Inc.	472	7,904

Diversified Chemicals - 4.20%
Dow Chemical Company (The)	338	9,325
Solutia Inc. (A)	486	6,172
		15,497
Health Care Distributors - 6.14%
AmerisourceBergen Corporation	296	7,725
McKesson Corporation	239	14,937
		22,662
Home Improvement Retail - 3.41%
Lowe's Companies, Inc.	536	12,547

Hotels, Resorts & Cruise Lines - 2.97%
Carnival Corporation (A)	346	10,974

Industrial Machinery - 0.94%
Illinois Tool Works Inc.	72	3,470

Integrated Oil & Gas - 14.32%
Chevron Corporation	240	18,502
Exxon Mobil Corporation	59	4,003
Marathon Oil Corporation	286	8,916
Occidental Petroleum Corporation	196	15,977
Targa Resources Partners LP	225	5,470
		52,868
Integrated Telecommunication Services - 2.82%
AT&T Inc.	371	10,402

Investment Banking & Brokerage - 2.65%
Morgan Stanley	331	9,789

IT Consulting & Other Services - 0.82%
Accenture plc, Class A	73	3,025

Managed Health Care - 1.67%
UnitedHealth Group Incorporated (B)	202	6,163

Mortgage REITs - 1.60%
Annaly Capital Management, Inc.	341	5,911

Office Electronics - 2.48%
Xerox Corporation (B)	1,080	9,137

Oil & Gas Storage & Transportation - 7.09%
Energy Transfer Equity, L.P.	246	7,525
Enterprise Products Partners L.P.	237	7,438
MarkWest Energy Partners, L.P.	170	4,967
Regency Energy Partners LP	297	6,214
		26,144
Other Diversified Financial Services - 5.23%
Bank of America Corporation	1,279	19,263

Pharmaceuticals - 0.50%
Johnson & Johnson	29	1,836

Property & Casualty Insurance - 7.50%
ACE Limited	225	11,335
Travelers Companies, Inc. (The)	327	16,308
		27,643
Railroads - 3.21%
Union Pacific Corporation	185	11,846

Regional Banks - 3.24%
PNC Financial Services Group, Inc. (The)	182	9,593
Zions Bancorporation	185	2,372
		11,965
Reinsurance - 1.64%
RenaissanceRe Holdings Ltd.	114	6,038

Specialty Stores - 0.98%
Office Depot, Inc. (A)	563	3,633

Systems Software - 1.00%
Symantec Corporation (A)	207	3,705

Tobacco - 4.08%
Altria Group, Inc.	263	5,161
Lorillard, Inc.	80	6,386
Philip Morris International Inc.	73	3,518
		15,065

TOTAL COMMON STOCKS - 97.70%		$360,453

(Cost: $315,864)

SHORT-TERM SECURITIES	Principal

Commercial Paper (C) - 2.44%
Danaher Corporation,
0.110%, 1-4-10	$4,000	4,000
Straight-A Funding, LLC (Federal Financing Bank),
0.130%, 1-22-10	5,000	5,000
		9,000
Master Note - 0.00%
Toyota Motor Credit Corporation,
0.117%, 1-1-10 (D)	17	17

TOTAL SHORT-TERM SECURITIES - 2.44%		$9,017

(Cost: $9,017)

TOTAL INVESTMENT SECURITIES - 100.14%		$369,470

(Cost: $324,881)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.14%)		(506)

NET ASSETS - 100.00%		$368,964

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)Securities serve as cover or collateral for the following written options outstanding at December 31, 2009:

Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value

UnitedHealth Group Incorporated	Morgan Stanley Smith Barney LLC	2	January 2010	$34.00	$93	$(15)
Xerox Corporation	UBS Securities LLC	5	January 2010	10.00	55	(12)

					$148	$(27)

Underlying Security	Counterparty	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value

Energy Transfer Equity, L.P.	Morgan Stanley Smith Barney LLC	1	January 2010	$25.00	$17	$(3)
	Morgan Stanley Smith Barney LLC	1	February 2010	30.00	103	(107)
Everest Re Group, Ltd.	Morgan Stanley Smith Barney LLC	––*	April 2010	80.00	158	(90)
MarkWest Energy Partners, L.P.	Morgan Stanley Smith Barney LLC	1	February 2010	27.50	46	(53)
Morgan Stanley	UBS Securities LLC	3	January 2010	26.00	118	(29)
Regency Energy Partners LP	Morgan Stanley Smith Barney LLC	2	February 2010	20.00	69	(63)

					$511	$(345)

*Not shown due to rounding.

(C)Rate shown is the yield to maturity at December 31, 2009.

(D)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009. Date shown represents reset date.

The following acronym is used throughout this schedule:
REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2009 and the related unrealized appreciation (depreciation) were as follows:

Cost	$330,683

Gross unrealized appreciation	60,755
Gross unrealized depreciation	(21,968)

Net unrealized appreciation	$38,787

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Vanguard Fund

ALL DATA IS AS OF DECEMBER 31, 2009 (UNAUDITED)

Asset Allocation
Stocks	99.77%
Information Technology	43.57%
Financials	13.82%
Health Care	13.01%
Consumer Discretionary	12.68%
Energy	4.85%
Consumer Staples	4.53%
Materials	4.00%
Industrials	3.31%
Cash and Cash Equivalents	0.23%

Lipper Rankings
Category: Lipper Large-Cap Growth Funds	Rank	Percentile
1 Year	703/814	87
3 Year	168/702	24
5 Year	81/582	14
10 Year	44/310	15
Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings
Company	Sector
Apple Inc.	Information Technology
Google Inc., Class A	Information Technology
Cisco Systems, Inc.	Information Technology
Hewlett-Packard Company	Information Technology
Microchip Technology Incorporated	Information Technology
JPMorgan Chase & Co.	Financials
QUALCOMM Incorporated	Information Technology
Visa Inc., Class A	Information Technology
Colgate-Palmolive Company	Consumer Staples
Kohl's Corporation	Consumer Discretionary
See your advisor or www.waddell.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Vanguard Fund

(UNAUDITED)

For the Six Months Ended December 31, 2009	Beginning Account Value 6-30-09	Ending Account Value 12-31-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)

Class A	$1,000	$1,183.20	1.27%	$6.99

Class B	$1,000	$1,175.90	2.48%	$13.60

Class C	$1,000	$1,176.50	2.39%	$13.06

Class Y	$1,000	$1,186.60	0.88%	$4.81

Based on 5% Return(2)

Class A	$1,000	$1,018.80	1.27%	$6.46

Class B	$1,000	$1,012.67	2.48%	$12.58

Class C	$1,000	$1,013.17	2.39%	$12.08

Class Y	$1,000	$1,020.77	0.88%	$4.45

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Vanguard Fund (in thousands)

DECEMBER 31, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 0.72%
United Technologies Corporation	127	$8,801

Air Freight & Logistics - 0.81%
FedEx Corporation	118	9,880

Asset Management & Custody Banks - 4.16%
BlackRock, Inc., Class A	146	33,855
T. Rowe Price Group, Inc.	317	16,875
		50,730
Automotive Retail - 0.39%
O'Reilly Automotive, Inc. (A)	125	4,769

Biotechnology - 2.90%
Gilead Sciences, Inc. (A)	817	35,347

Casinos & Gaming - 2.67%
Wynn Resorts, Limited (A)	559	32,539

Communications Equipment - 9.90%
Cisco Systems, Inc. (A)	2,620	62,727
QUALCOMM Incorporated	1,173	54,249
Research In Motion Limited (A)	58	3,884
		120,860
Computer Hardware - 11.15%
Apple Inc. (A)	354	74,666
Hewlett-Packard Company	1,193	61,446
		136,112
Consumer Finance - 1.77%
American Express Company	534	21,630

Data Processing & Outsourced Services - 7.30%
MasterCard Incorporated, Class A	141	36,144
Visa Inc., Class A	605	52,949
		89,093
Department Stores - 5.47%
Kohl's Corporation (A)	909	49,001
Nordstrom, Inc.	474	17,809
		66,810
Diversified Banks - 1.71%
Wells Fargo & Company	772	20,844

Electrical Components & Equipment - 1.78%
Emerson Electric Co.	511	21,778

Fertilizers & Agricultural Chemicals - 1.53%
Monsanto Company	229	18,679

General Merchandise Stores - 0.66%
Target Corporation	168	8,112

Health Care Equipment - 5.04%
Baxter International Inc.	511	29,961
Intuitive Surgical, Inc. (A)	85	25,782
Stryker Corporation	118	5,929
		61,672
Home Improvement Retail - 1.76%
Home Depot, Inc. (The)	741	21,428

Hotels, Resorts & Cruise Lines - 0.70%
Carnival Corporation (A)	270	8,559

Household Products - 4.13%
Colgate-Palmolive Company	612	50,301

Industrial Gases - 1.31%
Praxair, Inc.	199	16,014

Internet Software & Services - 5.60%
Google Inc., Class A (A)	110	68,384

Investment Banking & Brokerage - 0.99%
Charles Schwab Corporation (The)	6	115
Goldman Sachs Group, Inc. (The)	71	11,920
		12,035
Life Sciences Tools & Services - 1.36%
Thermo Fisher Scientific Inc. (A)	347	16,544

Oil & Gas Equipment & Services - 4.85%
Halliburton Company	198	5,970
Schlumberger Limited	739	48,088
Smith International, Inc.	191	5,199
		59,257
Other Diversified Financial Services - 4.68%
JPMorgan Chase & Co.	1,372	57,163

Personal Products - 0.30%
Estee Lauder Companies Inc. (The), Class A	77	3,704

Pharmaceuticals - 3.71%
Abbott Laboratories	450	24,306
Teva Pharmaceutical Industries Limited, ADR	373	20,978
		45,284
Restaurants - 1.03%
McDonald's Corporation	202	12,619

Semiconductors - 6.32%
Altera Corporation	143	3,225
Broadcom Corporation, Class A (A)	493	15,511
Microchip Technology Incorporated	2,011	58,441
		77,177
Soft Drinks - 0.10%
Coca-Cola Company (The)	22	1,237

Specialized Finance - 0.51%
CME Group Inc.	19	6,249

Specialty Chemicals - 1.16%
Ecolab Inc.	317	14,113

Systems Software - 3.30%
Microsoft Corporation	1,321	40,277

TOTAL COMMON STOCKS - 99.77%		$1,218,001

(Cost: $945,514)

TOTAL INVESTMENT SECURITIES - 99.77%		$1,218,001

(Cost: $945,514)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.23%		2,763

NET ASSETS - 100.00%		$1,220,764

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2009 and the related unrealized appreciation (depreciation) were as follows:

Cost	$960,028

Gross unrealized appreciation	262,160
Gross unrealized depreciation	(4,187)

Net unrealized appreciation	$257,973

See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
Waddell & Reed Advisors Funds

AS OF DECEMBER 31, 2009 (UNAUDITED)

(In thousands, except per share amounts)	Accumulative Fund	Asset Strategy Fund	Continental Income Fund	Core Investment Fund	Dividend Opportunities Fund	Energy Fund	International Growth Fund

ASSETS
Investments in unaffiliated securities at market value+	$1,350,807	$2,676,900	$612,158	$2,658,786	$636,182	$217,124	$580,503
Investments in affiliated securities at market value+	––	5,104	––	––	––	––	––
Bullion at market value+	––	504,083	––	––	––	––	––

Investments at Market Value	1,350,807	3,186,087	612,158	2,658,786	636,182	217,124	580,503

Cash	––	––	––	––	––	1	103
Restricted cash	––	18,220	––	––	––	––	––
Unrealized appreciation on forward foreign currency contracts	––	17,261	––	––	––	––	2,102
Investment securities sold receivable	31,355	37,933	––	––	––	––	720
Dividends and interest receivable	1,491	4,453	2,135	3,330	1,105	140	2,216
Capital shares sold receivable	4,386	18,863	1,570	7,565	2,145	2,006	4,330
Prepaid and other assets	83	128	107	115	52	42	57

Total Assets	1,388,122	3,282,945	615,970	2,669,796	639,484	219,313	590,031

LIABILITIES
Investment securities purchased payable	4,494	24,596	––	––	––	––	1,667
Unrealized depreciation on forward foreign currency contracts	––	4,678	––	––	––	––	––
Capital shares redeemed payable	5,815	17,300	2,473	11,818	2,201	1,958	4,951
Trustees' fees payable	205	133	120	495	28	6	87
Overdraft due to custodian	–– *	154	6	32	39	––	––
Distribution and service fees payable	9	26	5	19	5	2	4
Shareholder servicing payable	332	622	143	593	193	99	181
Investment management fee payable	25	57	11	46	12	5	13
Accounting services fee payable	22	22	14	21	14	7	13
Written options at market value+	126	––	––	––	––	––	––
Other liabilities	41	303	26	61	26	16	40

Total Liabilities	11,069	47,891	2,798	13,085	2,518	2,093	6,956

Total Net Assets	$1,377,053	$3,235,054	$613,172	$2,656,711	$636,966	$217,220	$583,075

NET ASSETS
Capital paid in (shares authorized - unlimited)	$1,613,012	$3,192,453	$586,925	$2,536,049	$654,794	$230,231	$691,020
Undistributed (distributions in excess of) net investment income	(285)	(768)	(109)	(1,093)	1,244	(484)	(1,430)
Accumulated net realized loss	(412,287)	(631,626)	(77,772)	(247,761)	(102,903)	(26,589)	(196,277)
Net unrealized appreciation	176,613	674,995	104,128	369,516	83,831	14,062	89,762

Total Net Assets	$1,377,053	$3,235,054	$613,172	$2,656,711	$636,966	$217,220	$583,075

CAPITAL SHARES OUTSTANDING:
Class A	207,048	342,503	79,285	515,094	46,199	18,376	61,382
Class B	3,927	14,674	1,451	6,551	1,281	538	1,042
Class C	1,369	11,696	773	2,882	1,092	528	528
Class Y	578	5,597	632	12,622	909	176	6,127
NET ASSET VALUE PER SHARE:
Class A	$6.48	$8.65	$7.47	$4.95	$12.88	$11.09	$8.45
Class B	6.01	8.47	7.46	4.58	12.77	10.65	7.93
Class C	6.06	8.49	7.46	4.62	12.79	10.78	8.16
Class Y	6.48	8.67	7.47	4.95	12.88	11.25	8.45
+COST
Investments in unaffiliated securities at cost	$1,174,304	$2,111,928	$508,030	$2,289,295	$552,352	$203,062	$492,980
Investments in affiliated securities at cost	––	7,268	––	––	––	––	––
Bullion at cost	––	404,480	––	––	––	––	––
Written options premiums received at cost	236	––	––	––	––	––	––

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
Waddell & Reed Advisors Funds

AS OF DECEMBER 31, 2009 (UNAUDITED)

(In thousands, except per share amounts)	New Concepts Fund	Science and Technology Fund	Small Cap Fund	Tax-Managed Equity Fund		Value Fund	Vanguard Fund

ASSETS
Investments in unaffiliated securities at market value+	$1,106,049	$1,836,991	$672,465		$144,750	$369,470	$1,218,001
Investments in affiliated securities at market value+	––	482,303	21,901		––	––	––

Investments at Market Value	1,106,049	2,319,294	694,366		144,750	369,470	1,218,001

Cash	144	––	––		2	12	––
Cash denominated in foreign currencies at market value+	––	309	––		––	––	––
Investment securities sold receivable	––	––	––		––	4,944	21,222
Dividends and interest receivable	560	614	––	*	83	796	563
Capital shares sold receivable	7,370	9,606	4,468		225	2,157	5,263
Prepaid and other assets	66	81	75		33	45	87

Total Assets	1,114,189	2,329,904	698,909		145,093	377,424	1,245,136

LIABILITIES
Investment securities purchased payable	––	26,755	33		––	5,626	––
Capital shares redeemed payable	8,067	13,350	5,230		151	2,243	6,745
Trustees' fees payable	124	241	76		7	43	178
Overdraft due to custodian	––	11	16		––	––	17,028
Distribution and service fees payable	8	16	4		1	3	8
Shareholder servicing payable	360	535	264		21	138	334
Investment management fee payable	25	52	16		3	7	22
Accounting services fee payable	22	21	14		5	10	22
Written options at market value+	––	––	––		––	372	––
Other liabilities	36	86	32		11	18	35

Total Liabilities	8,642	41,067	5,685		199	8,460	24,372

Total Net Assets	$1,105,547	$2,288,837	$693,224		$144,894	$368,964	$1,220,764

NET ASSETS
Capital paid in (shares authorized - unlimited)	$ 913,402	$2,034,057	$707,248		$132,887	$389,897	$1,128,331
Undistributed (distributions in excess of) net investment income	(1,745)	(8,237)	(3,646)		(51)	12	(145)
Accumulated net realized gain (loss)	(4,519)	7,184	(103,368)		(18,235)	(65,821)	(179,910)
Net unrealized appreciation	198,409	255,833	92,990		30,293	44,876	272,488

Total Net Assets	$1,105,547	$2,288,837	$693,224		$144,894	$368,964	$1,220,764

CAPITAL SHARES OUTSTANDING:
Class A	119,936	228,376	42,379		12,756	30,988	160,553
Class B	3,037	5,595	2,423		200	1,718	3,109
Class C	1,361	1,881	1,019		378	885	1,335
Class Y	1,328	7,063	14,662		N/A	2,676	7,000
NET ASSET VALUE PER SHARE:
Class A	$8.84	$9.45	$11.38		$10.91	$10.19	$7.11
Class B	7.55	7.88	10.14		10.03	9.91	6.15
Class C	7.66	7.92	10.38		10.00	9.98	6.20
Class Y	9.34	10.12	12.00		N/A	10.19	7.34
+COST
Investments in unaffiliated securities at cost	$ 907,640	$1,562,704	$580,344		$114,457	$324,881	$945,514
Investments in affiliated securities at cost	––	500,768	21,032		––	––	––
Cash denominated in foreign currencies at cost	––	301	––		––	––	––
Written options premiums received at cost	––	––	––		––	659	––

*Not shown due to rounding.

 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
Waddell & Reed Advisors Funds

FOR THE SIX MONTHS ENDED
DECEMBER 31, 2009 (UNAUDITED)

(In thousands)	Accumulative Fund	Asset Strategy Fund	Continental Income Fund		Core Investment Fund	Dividend Opportunities Fund	Energy Fund	International Growth Fund

INVESTMENT INCOME
Dividends from unaffiliated securities	$10,354	$27,376	$4,547		$20,428	$7,682	$1,329	$4,292
Foreign dividend withholding tax	––	(2,415)	––		(68)	(8)	(32)	(288)
Interest and amortization from unaffiliated securities	75	3,458	3,195		44	39	11	19
Foreign interest withholding tax	––	(32)	––		––	––	––	––

Total Investment Income	10,429	28,387	7,742		20,404	7,713	1,308	4,023

EXPENSES
Investment management fee	4,478	9,922	2,125		8,449	2,153	851	2,369
Distribution and service fees:
Class A	1,565	3,498	732		3,100	714	235	623
Class B	120	616	56		150	89	27	40
Class C	41	475	28		64	73	27	21
Shareholder servicing:
Class A	1,500	2,775	718		2,899	890	467	867
Class B	76	202	33		104	53	22	31
Class C	21	120	12		33	33	15	11
Class Y	3	37	4		43	9	2	36
Registration fees	37	85	71		44	51	38	35
Custodian fees	26	766	12		44	11	8	66
Trustees' fees	80	107	44		188	22	6	35
Accounting services fee	130	130	84		130	84	40	77
Legal fees	28	31	6		54	13	4	11
Audit fees	17	36	17		16	12	11	19
Other	107	216	22		184	59	29	56

Total Expenses	8,229	19,016	3,964		15,502	4,266	1,782	4,297

Less:
Expenses in excess of limit	(317)	(50)	(61)		(269)	––	––	(84)

Total Net Expenses	7,912	18,966	3,903		15,233	4,266	1,782	4,213

Net Investment Income (Loss)	2,517	9,421	3,839		5,171	3,447	(474)	(190)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	19,298	24,490	6,622		159,526	(20,283)	(1,401)	24,494
Futures contracts	––	(25,216)	––		––	––	––	––
Written options	1,751	8,544	––		––	––	––	––
Swap agreements	––	48	––		––	––	––	––
Forward foreign currency contracts	––	(8,094)	––		––	––	––	––
Foreign currency exchange transactions	––	(115)	2		28	––	––	(74)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	205,264	445,203	69,523		313,882	110,478	42,490	71,746
Investments in affiliated securities	––	990	––		––	––	––	––
Futures contracts	––	(110)	––		––	––	––	––
Written options	(130)	––	––		––	––	––	––
Forward foreign currency contracts	––	14,095	––		––	––	––	2,102
Foreign currency exchange transactions	––	(93)	––	*	6	––	––	(18)

Net Realized and Unrealized Gain	226,183	459,742	76,147		473,442	90,195	41,089	98,250

Net Increase in Net Assets Resulting from Operations	$228,700	$469,163	$79,986		$478,613	$93,642	$40,615	$98,060

*Not shown due to rounding.

 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
Waddell & Reed Advisors Funds

FOR THE SIX MONTHS ENDED
DECEMBER 31, 2009 (UNAUDITED)

(In thousands)	New Concepts Fund	Science and Technology Fund	Small Cap Fund	Tax-Managed Equity Fund	Value Fund	Vanguard Fund

INVESTMENT INCOME
Dividends from unaffiliated securities	$6,116	$7,617	$1,450	$879	$3,610	$9,386
Dividends from affiliated securities	––	148	––	––	––	––
Foreign dividend withholding tax	––	(132)	(15)	(1)	––	(13)
Interest and amortization from unaffiliated securities	85	2,131	38	7	5	7

Total Investment Income	6,201	9,764	1,473	885	3,615	9,380

EXPENSES
Investment management fee	4,348	8,954	2,733	427	1,207	4,080
Distribution and service fees:
Class A	1,226	2,518	555	158	366	1,361
Class B	112	217	123	9	86	95
Class C	49	69	51	18	41	40
Shareholder servicing:
Class A	1,724	2,510	1,104	98	600	1,554
Class B	78	134	98	3	60	70
Class C	27	35	29	5	24	25
Class Y	9	51	125	N/A	20	48
Registration fees	44	48	70	42	37	41
Custodian fees	19	337	17	3	10	20
Trustees' fees	54	109	32	5	18	71
Accounting services fee	125	130	85	32	57	130
Legal fees	23	45	14	2	7	26
Audit fees	14	20	17	10	13	16
Other	96	153	65	13	39	100

Total Expenses	7,948	15,330	5,118	825	2,585	7,677

Less:
Expenses in excess of limit	(99)	(101)	(64)	(9)	(17)	(151)

Total Net Expenses	7,849	15,229	5,054	816	2,568	7,526

Net Investment Income (Loss)	(1,648)	(5,465)	(3,581)	69	1,047	1,854

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	20,495	58,229	35,225	(2,428)	(730)	(20,234)
Investments in affiliated securities	––	(12,172)	––	––	––	––
Written options	2,459	––	––	––	1,466	––
Foreign currency exchange transactions	––	(2,583)	––	––	––	––
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	210,789	292,455	73,243	22,614	69,285	212,954
Investments in affiliated securities	––	91,032	23,300	––	––	––
Written options	(305)	––	––	––	(92)	––
Foreign currency exchange transactions	––	2,250	––	––	––	––

Net Realized and Unrealized Gain	233,438	429,211	131,768	20,186	69,929	192,720

Net Increase in Net Assets Resulting from Operations	$231,790	$423,746	$128,187	$20,255	$70,976	$194,574

See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Waddell & Reed Advisors Funds

	Accumulative Fund		Asset Strategy Fund		Continental Income Fund

(In thousands)	Six months ended 12-31-09 (Unaudited)	Fiscal year ended 6-30-09	Six months ended 12-31-09 (Unaudited)	Fiscal year ended 6-30-09	Six months ended 12-31-09 (Unaudited)	Fiscal year ended 6-30-09

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$ 2,517	$ 7,398	$ 9,421	$ 34,737	$ 3,839	$ 5,936
Net realized gain (loss) on investments	21,049	(286,775)	(343)	(595,241)	6,624	(8,060)
Net change in unrealized appreciation (depreciation)	205,134	(303,756)	460,085	(224,596)	69,523	(65,910)

Net Increase (Decrease) in Net Assets Resulting from Operations	228,700	(583,133)	469,163	(785,100)	79,986	(68,034)

Distributions to Shareholders From:
Net investment income:
Class A	(5,495)	(5,904)	(10,467)	(11,528)	(3,786)	(6,424)
Class B	––	––	––	––	(18)	(76)
Class C	––	––	––	––	(14)	(38)
Class Y	(23)	(31)	(385)	(237)	(36)	(18)
Net realized gains:
Class A	––	––	––	(545,149)	––	(4,594)
Class B	––	––	––	(29,870)	––	(125)
Class C	––	––	––	(19,468)	––	(57)
Class Y	––	––	––	(9,225)	––	(10)

Total Distributions to Shareholders	(5,518)	(5,935)	(10,852)	(615,477)	(3,854)	(11,342)

Capital Share Transactions	(12,043)	(95,930)	73,149	594,062	(30,244)	193,662

Net Increase (Decrease) in Net Assets	211,139	(684,998)	531,460	(806,515)	45,888	114,286
Net Assets, Beginning of Period	1,165,914	1,850,912	2,703,594	3,510,109	567,284	452,998

Net Assets, End of Period	$1,377,053	$1,165,914	$3,235,054	$2,703,594	$613,172	$567,284

Undistributed (distributions in excess of) net investment income	$ (285)	$ 2,715	$ (768)	$ 778	$ (109)	$ (96)

See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Waddell & Reed Advisors Funds

	Core Investment Fund		Dividend Opportunities Fund		Energy Fund

(In thousands)	Six months ended 12-31-09 (Unaudited)	Fiscal year ended 6-30-09	Six months ended 12-31-09 (Unaudited)	Fiscal year ended 6-30-09	Six months ended 12-31-09 (Unaudited)	Fiscal year ended 6-30-09

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$ 5,171	$ 22,426	$ 3,447	$ 6,560	$ (474)	$ (1,176)
Net realized gain (loss) on investments	159,554	(392,465)	(20,283)	(73,697)	(1,401)	(25,187)
Net change in unrealized appreciation (depreciation)	313,888	(640,493)	110,478	(157,371)	42,490	(129,305)

Net Increase (Decrease) in Net Assets Resulting from Operations	478,613	(1,010,532)	93,642	(224,508)	40,615	(155,668)

Distributions to Shareholders From:
Net investment income:
Class A	(8,789)	(18,741)	(3,019)	(6,156)	––	––
Class B	––	––	––	(42)	––	––
Class C	––	––	(7)	(48)	––	––
Class Y	(320)	(366)	(85)	(161)	––	––
Net realized gains:
Class A	––	(9,616)	––	––	––	(3,577)
Class B	––	(27)	––	––	––	(131)
Class C	––	(9)	––	––	––	(115)
Class Y	––	(131)	––	––	––	(42)

Total Distributions to Shareholders	(9,109)	(28,890)	(3,111)	(6,407)	––	(3,865)

Capital Share Transactions	(81,290)	(355,677)	(7,135)	52,355	3,032	18,924

Net Increase (Decrease) in Net Assets	388,214	(1,395,099)	83,396	(178,560)	43,647	(140,609)
Net Assets, Beginning of Period	2,268,497	3,663,596	553,570	732,130	173,573	314,182

Net Assets, End of Period	$2,656,711	$2,268,497	$636,966	$553,570	$217,220	$173,573

Undistributed (distributions in excess of) net investment income	$ (1,093)	$ 2,817	$ 1,244	$ 908	$ (484)	$ (10)

See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Waddell & Reed Advisors Funds

International Growth Fund			New Concepts Fund		Science and Technology Fund

(In thousands)	Six months ended 12-31-09 (Unaudited)	Fiscal year ended 6-30-09	Six months ended 12-31-09 (Unaudited)	Fiscal year ended 6-30-09	Six months ended 12-31-09 (Unaudited)	Fiscal year ended 6-30-09

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$ (190)	$ 5,726	$ (1,648)	$ (2,326)	$ (5,465)	$ (4,774)
Net realized gain (loss) on investments	24,420	(116,567)	22,954	997	43,474	(19,956)
Net change in unrealized appreciation (depreciation)	73,830	(113,132)	210,484	(220,166)	385,737	(412,839)

Net Increase (Decrease) in Net Assets Resulting from Operations	98,060	(223,973)	231,790	(221,495)	423,746	(437,569)

Distributions to Shareholders From:
Net investment income:
Class A	(5,432)	(5,415)	––	––	––	––
Class B	(7)	––	––	––	––	––
Class C	(10)	––	––	––	––	––
Class Y	(777)	(384)	––	––	––	––
Net realized gains:
Class A	––	––	––	(134,413)	(9,110)	(169,138)
Class B	––	––	––	(4,265)	(230)	(4,579)
Class C	––	––	––	(1,608)	(76)	(1,104)
Class Y	––	––	––	(1,672)	(281)	(5,181)

Total Distributions to Shareholders	(6,226)	(5,799)	––	(141,958)	(9,697)	(180,002)

Capital Share Transactions	9,041	(51,339)	2,680	13,190	(39,574)	(5,244)

Net Increase (Decrease) in Net Assets	100,875	(281,111)	234,470	(350,263)	374,475	(622,815)
Net Assets, Beginning of Period	482,200	763,311	871,077	1,221,340	1,914,362	2,537,177

Net Assets, End of Period	$583,075	$482,200	$1,105,547	$871,077	$2,288,837	$1,914,362

Undistributed (distributions in excess of) net investment income	$ (1,430)	$ 5,061	$ (1,745)	$ (97)	$ (8,237)	$ (190)

See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Waddell & Reed Advisors Funds

	Small Cap Fund		Tax-Managed Equity Fund

(In thousands)	Six months ended 12-31-09 (Unaudited)	Fiscal year ended 6-30-09	Six months ended 12-31-09 (Unaudited)	Fiscal year ended 6-30-09

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(3,581)	$(6,995)	$69	$(49)
Net realized gain (loss) on investments	35,225	(121,184)	(2,428)	(9,331)
Net change in unrealized appreciation (depreciation)	96,543	(15,323)	22,614	(11,548)

Net Increase (Decrease) in Net Assets Resulting from Operations	128,187	(143,502)	20,255	(20,928)

Distributions to Shareholders From:
Net investment income:
Class A	––	––	(115)	––
Class B	––	––	––	––
Class C	––	––	––	––
Class Y	––	––	––	––
Net realized gains:
Class A	––	––	––	––
Class B	––	––	––	––
Class C	––	––	––	––
Class Y	––	––	––	––
Tax return of capital:
Class A	––	(1,734)	––	––
Class Y	––	(650)	––	––

Total Distributions to Shareholders	––	(2,384)	(115)	––

Capital Share Transactions	15,394	(53,924)	8,910	23,942

Net Increase (Decrease) in Net Assets	143,581	(199,810)	29,050	3,014
Net Assets, Beginning of Period	549,643	749,453	115,844	112,830

Net Assets, End of Period	$693,224	$549,643	$144,894	$115,844

Distributions in excess of net investment income	$(3,646)	$(66)	$(51)	$(5)

See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Waddell & Reed Advisors Funds

	Value Fund		Vanguard Fund

(In thousands)	Six months ended 12-31-09 (Unaudited)	Fiscal year ended 6-30-09	Six months ended 12-31-09 (Unaudited)	Fiscal year ended 6-30-09

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,047	$4,357	$1,854	$3,746
Net realized gain (loss) on investments	736	(55,067)	(20,234)	(156,626)
Net change in unrealized appreciation (depreciation)	69,193	(55,064)	212,954	(284,199)

Net Increase (Decrease) in Net Assets Resulting from Operations	70,976	(105,774)	194,574	(437,079)

Distributions to Shareholders From:
Net investment income:
Class A	(2,434)	(3,924)	(3,883)	(1,010)
Class B	(7)	(78)	––	––
Class C	(7)	(34)	––	––
Class Y	(359)	(486)	(481)	(198)
Net realized gains:
Class A	––	––	––	(84,960)
Class B	––	––	––	(2,153)
Class C	––	––	––	(801)
Class Y	––	––	––	(2,902)

Total Distributions to Shareholders	(2,807)	(4,522)	(4,364)	(92,024)

Capital Share Transactions	6,773	(30,019)	(43,093)	(29,121)

Net Increase (Decrease) in Net Assets	74,942	(140,315)	147,117	(558,224)
Net Assets, Beginning of Period	294,022	434,337	1,073,647	1,631,871

Net Assets, End of Period	$368,964	$294,022	$1,220,764	$1,073,647

Undistributed (distributions in excess of) net investment income	$12	$1,772	$(145)	$2,366

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Waddell & Reed Advisors Funds

FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD
ACCUMULATIVE FUND
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 12-31-2009 (unaudited)	$5.43	$0.02	(2)	$1.06	(2)	$1.08	$(0.03)	$ ––	$(0.03)
Fiscal year ended 6-30-2009	7.96	0.04	(2)	(2.54	)(2)	(2.50)	(0.03)	––	(0.03)
Fiscal year ended 6-30-2008	8.42	0.02		(0.46)		(0.44)	(0.02)	––	(0.02)
Fiscal year ended 6-30-2007	6.83	0.03		1.59		1.62	(0.03)	––	(0.03)
Fiscal year ended 6-30-2006	6.28	0.01		0.54		0.55	–– *	––	–– *
Fiscal year ended 6-30-2005	5.79	0.04		0.49		0.53	(0.04)	––	(0.04)

Class B Shares
Six-month period ended 12-31-2009 (unaudited)	5.05	(0.02	)(2)	0.98	(2)	0.96	––	––	––
Fiscal year ended 6-30-2009	7.46	(0.03	)(2)	(2.38	)(2)	(2.41)	––	––	––
Fiscal year ended 6-30-2008	7.95	(0.14)		(0.35)		(0.49)	––	––	––
Fiscal year ended 6-30-2007	6.49	(0.10)		1.56		1.46	––	––	––
Fiscal year ended 6-30-2006	6.03	(0.08)		0.54		0.46	––	––	––
Fiscal year ended 6-30-2005	5.59	(0.04)		0.48		0.44	––	––	––

Class C Shares
Six-month period ended 12-31-2009 (unaudited)	5.09	(0.02	)(2)	0.99	(2)	0.97	––	––	––
Fiscal year ended 6-30-2009	7.50	(0.03	)(2)	(2.38	)(2)	(2.41)	––	––	––
Fiscal year ended 6-30-2008	7.99	(0.13)		(0.36)		(0.49)	––	––	––
Fiscal year ended 6-30-2007	6.52	(0.09)		1.56		1.47	––	––	––
Fiscal year ended 6-30-2006	6.06	(0.06)		0.52		0.46	––	––	––
Fiscal year ended 6-30-2005	5.61	(0.04)		0.49		0.45	––	––	––

Class Y Shares
Six-month period ended 12-31-2009 (unaudited)	5.44	0.02	(2)	1.06	(2)	1.08	(0.04)	––	(0.04)
Fiscal year ended 6-30-2009	7.99	0.05	(2)	(2.55	)(2)	(2.50)	(0.05)	––	(0.05)
Fiscal year ended 6-30-2008	8.43	0.04		(0.45)		(0.41)	(0.03)	––	(0.03)
Fiscal year ended 6-30-2007	6.85	0.05		1.59		1.64	(0.06)	––	(0.06)
Fiscal year ended 6-30-2006	6.29	0.03		0.54		0.57	(0.01)	––	(0.01)
Fiscal year ended 6-30-2005	5.79	0.06		0.49		0.55	(0.05)	––	(0.05)

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.

	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 12-31-2009 (unaudited)	$6.48	19.84	%(3)	$1,341	1.19	%(4)	0.41	%(4)	1.24	%(4)	0.36	%(4)	21%
Fiscal year ended 6-30-2009	5.43	-31.42	(3)	1,132	1.21		0.60		1.25		0.56		64
Fiscal year ended 6-30-2008	7.96	-5.22	(3)	1,786	1.08		0.29		1.11		0.26		62
Fiscal year ended 6-30-2007	8.42	23.70	(3)	1,995	1.11		0.39		1.13		0.37		67
Fiscal year ended 6-30-2006	6.83	8.82	(3)	1,879	1.14		0.17		––		––		39
Fiscal year ended 6-30-2005	6.28	9.11	(3)	1,895	1.16		0.62		––		––		68

Class B Shares
Six-month period ended 12-31-2009 (unaudited)	6.01	19.01		24	2.37	(4)	-0.77	(4)	2.40	(4)	-0.80	(4)	21
Fiscal year ended 6-30-2009	5.05	-32.22		23	2.39		-0.58		2.42		-0.61		64
Fiscal year ended 6-30-2008	7.46	-6.29		46	2.11		-0.73		2.14		-0.76		62
Fiscal year ended 6-30-2007	7.95	22.50		60	2.16		-0.65		2.18		-0.67		67
Fiscal year ended 6-30-2006	6.49	7.63		59	2.21		-0.91		––		––		39
Fiscal year ended 6-30-2005	6.03	7.87		61	2.28		-0.50		––		––		68

Class C Shares
Six-month period ended 12-31-2009 (unaudited)	6.06	19.06		8	2.25	(4)	-0.65	(4)	2.28	(4)	-0.68	(4)	21
Fiscal year ended 6-30-2009	5.09	-32.13		8	2.28		-0.46		2.31		-0.49		64
Fiscal year ended 6-30-2008	7.50	-6.13		14	2.06		-0.68		2.09		-0.71		62
Fiscal year ended 6-30-2007	7.99	22.55		18	2.11		-0.60		2.13		-0.62		67
Fiscal year ended 6-30-2006	6.52	7.59		17	2.16		-0.85		––		––		39
Fiscal year ended 6-30-2005	6.06	8.02		17	2.20		-0.40		––		––		68

Class Y Shares
Six-month period ended 12-31-2009 (unaudited)	6.48	19.86		4	0.88	(4)	0.71	(4)	0.91	(4)	0.68	(4)	21
Fiscal year ended 6-30-2009	5.44	-31.17		3	0.97		0.85		1.00		0.82		64
Fiscal year ended 6-30-2008	7.99	-4.99		5	0.85		0.53		0.88		0.50		62
Fiscal year ended 6-30-2007	8.43	23.93		5	0.86		0.65		0.88		0.63		67
Fiscal year ended 6-30-2006	6.85	9.13		6	0.87		0.43		––		––		39
Fiscal year ended 6-30-2005	6.29	9.44		6	0.88		0.88		––		––		68

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Waddell & Reed Advisors Funds

FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD
ASSET STRATEGY FUND
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 12-31-2009 (unaudited)	$ 7.40	$0.03	(2)	$ 1.25	(2)	$ 1.28	$(0.03)	$ ––	$(0.03)
Fiscal year ended 6-30-2009	12.72	0.12	(2)	(3.05	)(2)	(2.93)	(0.05)	(2.34)	(2.39)
Fiscal year ended 6-30-2008	10.59	0.05		2.87		2.92	(0.10)	(0.69)	(0.79)
Fiscal year ended 6-30-2007	10.49	0.12		1.45		1.57	(0.03)	(1.44)	(1.47)
Fiscal year ended 6-30-2006	7.80	0.06		2.92		2.98	(0.03)	(0.26)	(0.29)
Fiscal year ended 6-30-2005	6.82	0.06		1.08		1.14	(0.06)	(0.10)	(0.16)

Class B Shares
Six-month period ended 12-31-2009 (unaudited)	7.25	(0.01	)(2)	1.23	(2)	1.22	––	––	––
Fiscal year ended 6-30-2009	12.55	0.04	(2)	(3.01	)(2)	(2.97)	––	(2.33)	(2.33)
Fiscal year ended 6-30-2008	10.43	(0.04)		2.84		2.80	––	(0.68)	(0.68)
Fiscal year ended 6-30-2007	10.41	0.05		1.41		1.46	––	(1.44)	(1.44)
Fiscal year ended 6-30-2006	7.78	(0.01)		2.90		2.89	––	(0.26)	(0.26)
Fiscal year ended 6-30-2005	6.82	0.00		1.07		1.07	(0.01)	(0.10)	(0.11)

Class C Shares
Six-month period ended 12-31-2009 (unaudited)	7.27	(0.01	)(2)	1.23	(2)	1.22	––	––	––
Fiscal year ended 6-30-2009	12.56	0.04	(2)	(2.99	)(2)	(2.95)	––	(2.34)	(2.34)
Fiscal year ended 6-30-2008	10.44	(0.04)		2.85		2.81	––	(0.69)	(0.69)
Fiscal year ended 6-30-2007	10.41	0.05		1.42		1.47	––	(1.44)	(1.44)
Fiscal year ended 6-30-2006	7.78	(0.01)		2.90		2.89	––	(0.26)	(0.26)
Fiscal year ended 6-30-2005	6.82	0.00		1.07		1.07	(0.01)	(0.10)	(0.11)

Class Y Shares
Six-month period ended 12-31-2009 (unaudited)	7.44	0.04	(2)	1.26	(2)	1.30	(0.07)	––	(0.07)
Fiscal year ended 6-30-2009	12.75	0.15	(2)	(3.06	)(2)	(2.91)	(0.06)	(2.34)	(2.40)
Fiscal year ended 6-30-2008	10.61	0.09		2.88		2.97	(0.14)	(0.69)	(0.83)
Fiscal year ended 6-30-2007	10.51	0.12		1.47		1.59	(0.05)	(1.44)	(1.49)
Fiscal year ended 6-30-2006	7.80	0.09		2.93		3.02	(0.05)	(0.26)	(0.31)
Fiscal year ended 6-30-2005	6.82	0.09		1.08		1.17	(0.09)	(0.10)	(0.19)

(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.

	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 12-31-2009 (unaudited)	$ 8.65	17.31	%(3)	$2,963	1.18	%(4)	0.67	%(4)	1.18	%(4)	0.67	%(4)	51%
Fiscal year ended 6-30-2009	7.40	-21.19	(3)	2,461	1.20		1.34		1.20		1.34		304
Fiscal year ended 6-30-2008	12.72	27.85	(3)	3,178	1.15		0.53		1.15		0.53		110
Fiscal year ended 6-30-2007	10.59	16.77	(3)	2,048	1.20		1.39		1.20		1.39		118
Fiscal year ended 6-30-2006	10.49	38.80	(3)	1,409	1.23		0.72		––		––		116
Fiscal year ended 6-30-2005	7.80	16.88	(3)	652	1.33		0.88		––		––		72

Class B Shares
Six-month period ended 12-31-2009 (unaudited)	8.47	16.83		124	2.07	(4)	-0.22	(4)	2.07	(4)	-0.22	(4)	51
Fiscal year ended 6-30-2009	7.25	-21.94		114	2.08		0.43		2.08		0.43		304
Fiscal year ended 6-30-2008	12.55	26.94		183	1.99		-0.33		1.99		-0.33		110
Fiscal year ended 6-30-2007	10.43	15.73		147	2.07		0.51		2.07		0.51		118
Fiscal year ended 6-30-2006	10.41	37.60		120	2.10		-0.18		––		––		116
Fiscal year ended 6-30-2005	7.78	15.77		76	2.22		-0.02		––		––		72

Class C Shares
Six-month period ended 12-31-2009 (unaudited)	8.49	16.78		99	1.99	(4)	-0.14	(4)	1.99	(4)	-0.14	(4)	51
Fiscal year ended 6-30-2009	7.27	-21.79		85	2.01		0.51		2.01		0.51		304
Fiscal year ended 6-30-2008	12.56	26.95		124	1.95		-0.28		1.95		-0.28		110
Fiscal year ended 6-30-2007	10.44	15.82		87	2.02		0.56		2.02		0.56		118
Fiscal year ended 6-30-2006	10.41	37.60		65	2.06		-0.11		––		––		116
Fiscal year ended 6-30-2005	7.78	15.79		28	2.18		0.04		––		––		72

Class Y Shares
Six-month period ended 12-31-2009 (unaudited)	8.67	17.48		49	0.88	(4)	0.95	(4)	0.88	(4)	0.95	(4)	51
Fiscal year ended 6-30-2009	7.44	-20.92		44	0.88		1.71		0.88		1.71		304
Fiscal year ended 6-30-2008	12.75	28.31		25	0.89		0.81		0.89		0.81		110
Fiscal year ended 6-30-2007	10.61	17.01		15	0.91		1.75		0.91		1.75		118
Fiscal year ended 6-30-2006	10.51	39.30		7	0.92		1.03		––		––		116
Fiscal year ended 6-30-2005	7.80	17.33		3	0.94		1.27		––		––		72

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Waddell & Reed Advisors Funds

FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD
CONTINENTAL INCOME FUND
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 12-31-2009 (unaudited)	$6.57	$0.05	(2)	$ 0.90	(2)	$ 0.95	$(0.05)	$ ––	$(0.05)
Fiscal year ended 6-30-2009	7.97	0.11	(2)	(1.30	)(2)	(1.19)	(0.12)	(0.09)	(0.21)
Fiscal year ended 6-30-2008	8.34	0.11		0.02		0.13	(0.12)	(0.38)	(0.50)
Fiscal year ended 6-30-2007	7.69	0.11		0.86		0.97	(0.10)	(0.22)	(0.32)
Fiscal year ended 6-30-2006	7.39	0.09		0.49		0.58	(0.09)	(0.19)	(0.28)
Fiscal year ended 6-30-2005	7.04	0.10		0.35		0.45	(0.10)	––	(0.10)

Class B Shares
Six-month period ended 12-31-2009 (unaudited)	6.57	0.00	(2)	0.90	(2)	0.90	(0.01)	––	(0.01)
Fiscal year ended 6-30-2009	7.96	0.05	(2)	(1.29	)(2)	(1.24)	(0.06)	(0.09)	(0.15)
Fiscal year ended 6-30-2008	8.34	0.03		0.01		0.04	(0.04)	(0.38)	(0.42)
Fiscal year ended 6-30-2007	7.69	0.03		0.86		0.89	(0.02)	(0.22)	(0.24)
Fiscal year ended 6-30-2006	7.38	0.01		0.50		0.51	(0.01)	(0.19)	(0.20)
Fiscal year ended 6-30-2005	7.04	0.03		0.35		0.38	(0.04)	––	(0.04)

Class C Shares
Six-month period ended 12-31-2009 (unaudited)	6.57	0.01	(2)	0.90	(2)	0.91	(0.02)	––	(0.02)
Fiscal year ended 6-30-2009	7.96	0.05	(2)	(1.29	)(2)	(1.24)	(0.06)	(0.09)	(0.15)
Fiscal year ended 6-30-2008	8.34	0.03		0.01		0.04	(0.04)	(0.38)	(0.42)
Fiscal year ended 6-30-2007	7.69	0.03		0.87		0.90	(0.03)	(0.22)	(0.25)
Fiscal year ended 6-30-2006	7.38	0.02		0.49		0.51	(0.01)	(0.19)	(0.20)
Fiscal year ended 6-30-2005	7.04	0.03		0.35		0.38	(0.04)	––	(0.04)

Class Y Shares
Six-month period ended 12-31-2009 (unaudited)	6.57	0.06	(2)	0.90	(2)	0.96	(0.06)	––	(0.06)
Fiscal year ended 6-30-2009	7.97	0.14	(2)	(1.30	)(2)	(1.16)	(0.15)	(0.09)	(0.24)
Fiscal year ended 6-30-2008	8.34	0.13	(2)	0.02	(2)	0.15	(0.14)	(0.38)	(0.52)
Fiscal year ended 6-30-2007	7.69	0.14		0.86		1.00	(0.13)	(0.22)	(0.35)
Fiscal year ended 6-30-2006	7.39	0.11		0.49		0.60	(0.11)	(0.19)	(0.30)
Fiscal year ended 6-30-2005	7.04	0.13	(2)	0.35	(2)	0.48	(0.13)	––	(0.13)

(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.

	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 12-31-2009 (unaudited)	$7.47	14.43	%(3)	$592	1.26	%(4)	1.29	%(4)	1.28	%(4)	1.27	%(4)	30%
Fiscal year ended 6-30-2009	6.57	-14.84	(3)	547	1.28		1.63		1.28		1.63		31
Fiscal year ended 6-30-2008	7.97	1.19	(3)	434	1.21		1.33		––		––		11
Fiscal year ended 6-30-2007	8.34	12.85	(3)	469	1.23		1.32		––		––		16
Fiscal year ended 6-30-2006	7.69	7.90	(3)	464	1.23		1.17		––		––		48
Fiscal year ended 6-30-2005	7.39	6.46	(3)	488	1.24		1.42		––		––		43

Class B Shares
Six-month period ended 12-31-2009 (unaudited)	7.46	13.73		11	2.38	(4)	0.17	(4)	2.40	(4)	0.15	(4)	30
Fiscal year ended 6-30-2009	6.57	-15.61		11	2.29		0.61		2.29		0.61		31
Fiscal year ended 6-30-2008	7.96	0.12		13	2.15		0.38		––		––		11
Fiscal year ended 6-30-2007	8.34	11.75		15	2.19		0.35		––		––		16
Fiscal year ended 6-30-2006	7.69	6.96		16	2.20		0.19		––		––		48
Fiscal year ended 6-30-2005	7.38	5.33		18	2.22		0.44		––		––		43

Class C Shares
Six-month period ended 12-31-2009 (unaudited)	7.46	13.82		6	2.23	(4)	0.32	(4)	2.25	(4)	0.30	(4)	30
Fiscal year ended 6-30-2009	6.57	-15.55		6	2.23		0.68		2.23		0.68		31
Fiscal year ended 6-30-2008	7.96	0.14		5	2.13		0.41		––		––		11
Fiscal year ended 6-30-2007	8.34	11.78		6	2.17		0.37		––		––		16
Fiscal year ended 6-30-2006	7.69	6.99		6	2.18		0.21		––		––		48
Fiscal year ended 6-30-2005	7.38	5.35		6	2.18		0.47		––		––		43

Class Y Shares
Six-month period ended 12-31-2009 (unaudited)	7.47	14.59		5	0.94	(4)	1.61	(4)	0.96	(4)	1.59	(4)	30
Fiscal year ended 6-30-2009	6.57	-14.55		4	0.95		1.98		0.95		1.98		31
Fiscal year ended 6-30-2008	7.97	1.45		1	0.94		1.60		––		––		11
Fiscal year ended 6-30-2007	8.34	13.17		1	0.95		1.61		––		––		16
Fiscal year ended 6-30-2006	7.69	8.22		1	0.93		1.47		––		––		48
Fiscal year ended 6-30-2005	7.39	6.80		1	0.94		1.71		––		––		43

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Waddell & Reed Advisors Funds

FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD
CORE INVESTMENT FUND
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 12-31-2009 (unaudited)	$4.10	$0.01	(2)	$ 0.86	(2)	$ 0.87	$(0.02)	$ ––	$(0.02)
Fiscal year ended 6-30-2009	5.75	0.04	(2)	(1.64	)(2)	(1.60)	(0.03)	(0.02)	(0.05)
Fiscal year ended 6-30-2008	6.64	0.02		(0.13)		(0.11)	(0.04)	(0.74)	(0.78)
Fiscal year ended 6-30-2007	6.69	0.05		0.94		0.99	(0.05)	(0.99)	(1.04)
Fiscal year ended 6-30-2006	5.78	0.02		0.91		0.93	(0.02)	––	(0.02)
Fiscal year ended 6-30-2005	5.22	0.02		0.56		0.58	(0.02)	––	(0.02)

Class B Shares
Six-month period ended 12-31-2009 (unaudited)	3.80	(0.02	)(2)	0.80	(2)	0.78	––	––	––
Fiscal year ended 6-30-2009	5.34	(0.01	)(2)	(1.53	)(2)	(1.54)	––	–– *	–– *
Fiscal year ended 6-30-2008	6.20	(0.04	)(2)	(0.12	)(2)	(0.16)	––	(0.70)	(0.70)
Fiscal year ended 6-30-2007	6.33	(0.02	)(2)	0.89	(2)	0.87	(0.01)	(0.99)	(1.00)
Fiscal year ended 6-30-2006	5.51	(0.09)		0.91		0.82	––	––	––
Fiscal year ended 6-30-2005	5.01	(0.05)		0.55		0.50	––	––	––

Class C Shares
Six-month period ended 12-31-2009 (unaudited)	3.83	(0.01	)(2)	0.80	(2)	0.79	––	––	––
Fiscal year ended 6-30-2009	5.36	(0.01	)(2)	(1.52	)(2)	(1.53)	––	–– *	–– *
Fiscal year ended 6-30-2008	6.23	(0.04	)(2)	(0.12	)(2)	(0.16)	––	(0.71)	(0.71)
Fiscal year ended 6-30-2007	6.35	(0.01	)(2)	0.89	(2)	0.88	(0.01)	(0.99)	(1.00)
Fiscal year ended 6-30-2006	5.53	(0.07)		0.89		0.82	––	––	––
Fiscal year ended 6-30-2005	5.02	(0.06)		0.57		0.51	––	––	––

Class Y Shares
Six-month period ended 12-31-2009 (unaudited)	4.10	0.02	(2)	0.86	(2)	0.88	(0.03)	––	(0.03)
Fiscal year ended 6-30-2009	5.75	0.06	(2)	(1.65	)(2)	(1.59)	(0.05)	(0.01)	(0.06)
Fiscal year ended 6-30-2008	6.64	0.05		(0.14)		(0.09)	(0.06)	(0.74)	(0.80)
Fiscal year ended 6-30-2007	6.69	0.06		0.95		1.01	(0.07)	(0.99)	(1.06)
Fiscal year ended 6-30-2006	5.78	0.05		0.90		0.95	(0.04)	––	(0.04)
Fiscal year ended 6-30-2005	5.22	0.06		0.54		0.60	(0.04)	––	(0.04)

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.

	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 12-31-2009 (unaudited)	$4.95	21.16	%(3)	$2,551	1.17	%(4)	0.41	%(4)	1.19	%(4)	0.39	%(4)	45%
Fiscal year ended 6-30-2009	4.10	-27.78	(3)	2,197	1.19		0.89		1.21		0.87		129
Fiscal year ended 6-30-2008	5.75	-2.61	(3)	3,544	1.07		0.34		1.08		0.33		73
Fiscal year ended 6-30-2007	6.64	16.01	(3)	4,134	1.07		0.78		1.08		0.77		118
Fiscal year ended 6-30-2006	6.69	16.10	(3)	3,975	1.09		0.30		––		––		63
Fiscal year ended 6-30-2005	5.78	11.18	(3)	3,915	1.12		0.46		––		––		51

Class B Shares
Six-month period ended 12-31-2009 (unaudited)	4.58	20.53		30	2.39	(4)	-0.82	(4)	2.41	(4)	-0.84	(4)	45
Fiscal year ended 6-30-2009	3.80	-28.78		28	2.41		-0.35		2.43		-0.37		129
Fiscal year ended 6-30-2008	5.34	-3.58		59	2.12		-0.69		2.13		-0.70		73
Fiscal year ended 6-30-2007	6.20	14.80		81	2.13		-0.29		2.14		-0.30		118
Fiscal year ended 6-30-2006	6.33	14.88		80	2.19		-0.80		––		––		63
Fiscal year ended 6-30-2005	5.51	9.98		81	2.26		-0.68		––		––		51

Class C Shares
Six-month period ended 12-31-2009 (unaudited)	4.62	20.63		13	2.21	(4)	-0.64	(4)	2.23	(4)	-0.66	(4)	45
Fiscal year ended 6-30-2009	3.83	-28.49		11	2.26		-0.18		2.28		-0.20		129
Fiscal year ended 6-30-2008	5.36	-3.66		19	2.06		-0.64		2.07		-0.65		73
Fiscal year ended 6-30-2007	6.23	14.94		23	2.08		-0.23		2.09		-0.24		118
Fiscal year ended 6-30-2006	6.35	14.83		20	2.15		-0.77		––		––		63
Fiscal year ended 6-30-2005	5.53	10.16		20	2.21		-0.64		––		––		51

Class Y Shares
Six-month period ended 12-31-2009 (unaudited)	4.95	21.37		63	0.83	(4)	0.82	(4)	0.85	(4)	0.80	(4)	45
Fiscal year ended 6-30-2009	4.10	-27.53		32	0.83		1.27		0.85		1.25		129
Fiscal year ended 6-30-2008	5.75	-2.35		42	0.80		0.62		0.81		0.61		73
Fiscal year ended 6-30-2007	6.64	16.32		55	0.79		1.06		0.80		1.05		118
Fiscal year ended 6-30-2006	6.69	16.43		47	0.80		0.55		––		––		63
Fiscal year ended 6-30-2005	5.78	11.50		61	0.80		0.73		––		––		51

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Waddell & Reed Advisors Funds

FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD
DIVIDEND OPPORTUNITIES FUND(1)
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 12-31-2009 (unaudited)	$11.07	$0.07	(2)	$ 1.80	(2)	$ 1.87	$(0.06)	$ ––	$(0.06)
Fiscal year ended 6-30-2009	16.09	0.14	(2)	(5.02	)(2)	(4.88)	(0.14)	––	(0.14)
Fiscal year ended 6-30-2008	16.79	0.11		(0.46)		(0.35)	(0.11)	(0.24)	(0.35)
Fiscal year ended 6-30-2007	14.76	0.18		2.27		2.45	(0.18)	(0.24)	(0.42)
Fiscal year ended 6-30-2006	12.51	0.16		2.25		2.41	(0.16)	––	(0.16)
Fiscal year ended 6-30-2005	11.26	0.13		1.28		1.41	(0.13)	(0.03)	(0.16)

Class B Shares
Six-month period ended 12-31-2009 (unaudited)	10.97	0.01	(2)	1.79	(2)	1.80	––	––	––
Fiscal year ended 6-30-2009	15.95	0.01	(2)	(4.97	)(2)	(4.96)	(0.02)	––	(0.02)
Fiscal year ended 6-30-2008	16.72	(0.04)		(0.46)		(0.50)	(0.03)	(0.24)	(0.27)
Fiscal year ended 6-30-2007	14.71	0.04		2.25		2.29	(0.04)	(0.24)	(0.28)
Fiscal year ended 6-30-2006	12.46	0.03		2.24		2.27	(0.02)	––	(0.02)
Fiscal year ended 6-30-2005	11.22	0.03		1.27		1.30	(0.03)	(0.03)	(0.06)

Class C Shares
Six-month period ended 12-31-2009 (unaudited)	10.99	0.02	(2)	1.79	(2)	1.81	(0.01)	––	(0.01)
Fiscal year ended 6-30-2009	15.97	0.03	(2)	(4.98	)(2)	(4.95)	(0.03)	––	(0.03)
Fiscal year ended 6-30-2008	16.73	(0.03)		(0.46)		(0.49)	(0.03)	(0.24)	(0.27)
Fiscal year ended 6-30-2007	14.71	0.05		2.26		2.31	(0.05)	(0.24)	(0.29)
Fiscal year ended 6-30-2006	12.47	0.04		2.23		2.27	(0.03)	––	(0.03)
Fiscal year ended 6-30-2005	11.23	0.04		1.26		1.30	(0.03)	(0.03)	(0.06)

Class Y Shares
Six-month period ended 12-31-2009 (unaudited)	11.08	0.09	(2)	1.80	(2)	1.89	(0.09)	––	(0.09)
Fiscal year ended 6-30-2009	16.09	0.19	(2)	(5.02	)(2)	(4.83)	(0.18)	––	(0.18)
Fiscal year ended 6-30-2008	16.79	0.18		(0.47)		(0.29)	(0.17)	(0.24)	(0.41)
Fiscal year ended 6-30-2007	14.76	0.24		2.27		2.51	(0.24)	(0.24)	(0.48)
Fiscal year ended 6-30-2006	12.51	0.20		2.25		2.45	(0.20)	––	(0.20)
Fiscal year ended 6-30-2005	11.26	0.18		1.28		1.46	(0.18)	(0.03)	(0.21)

(1)Dividend Opportunities Fund (formerly Dividend Income Fund) changed its name and investment objective effective June 2, 2008.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.

	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Class A Shares
Six-month period ended 12-31-2009 (unaudited)	$12.88	16.95	%(3)	$595	1.34	%(4)	1.16	%(4)	18%
Fiscal year ended 6-30-2009	11.07	-30.36	(3)	512	1.40		1.21		25
Fiscal year ended 6-30-2008	16.09	-2.22	(3)	667	1.25		0.67		29
Fiscal year ended 6-30-2007	16.79	16.87	(3)	559	1.25		1.18		28
Fiscal year ended 6-30-2006	14.76	19.31	(3)	365	1.27		1.17		15
Fiscal year ended 6-30-2005	12.51	12.59	(3)	228	1.32		1.20		28

Class B Shares
Six-month period ended 12-31-2009 (unaudited)	12.77	16.41		16	2.39	(4)	0.14	(4)	18
Fiscal year ended 6-30-2009	10.97	-31.06		17	2.42		0.12		25
Fiscal year ended 6-30-2008	15.95	-3.12		30	2.16		-0.21		29
Fiscal year ended 6-30-2007	16.72	15.72		31	2.19		0.25		28
Fiscal year ended 6-30-2006	14.71	18.24		22	2.20		0.22		15
Fiscal year ended 6-30-2005	12.46	11.57		16	2.26		0.26		28

Class C Shares
Six-month period ended 12-31-2009 (unaudited)	12.79	16.43		14	2.25	(4)	0.27	(4)	18
Fiscal year ended 6-30-2009	10.99	-30.96		14	2.30		0.27		25
Fiscal year ended 6-30-2008	15.97	-3.03		22	2.10		-0.15		29
Fiscal year ended 6-30-2007	16.73	15.85		24	2.12		0.32		28
Fiscal year ended 6-30-2006	14.71	18.22		18	2.14		0.29		15
Fiscal year ended 6-30-2005	12.47	11.59		11	2.19		0.32		28

Class Y Shares
Six-month period ended 12-31-2009 (unaudited)	12.88	17.10		12	0.93	(4)	1.57	(4)	18
Fiscal year ended 6-30-2009	11.08	-30.00		10	0.96		1.66		25
Fiscal year ended 6-30-2008	16.09	-1.90		13	0.91		1.05		29
Fiscal year ended 6-30-2007	16.79	17.25		15	0.92		1.52		28
Fiscal year ended 6-30-2006	14.76	19.71		12	0.94		1.49		15
Fiscal year ended 6-30-2005	12.51	13.01		10	0.96		1.56		28

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Waddell & Reed Advisors Funds

FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD
ENERGY FUND
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 12-31-2009 (unaudited)	$ 8.99	$(0.02	)(1)	$ 2.12	(1)	$ 2.10	$ ––	$ ––	$ ––
Fiscal year ended 6-30-2009	17.73	(0.06	)(1)	(8.46	)(1)	(8.52)	––	(0.22)	(0.22)
Fiscal year ended 6-30-2008	12.45	(0.07)		5.35		5.28	––	––	––
Fiscal year ended 6-30-2007	10.43	(0.04)		2.06		2.02	––	––	––
Fiscal year ended 6-30-2006(4)	10.00	0.00		0.43		0.43	––	––	––

Class B Shares
Six-month period ended 12-31-2009 (unaudited)	8.68	(0.08	)(1)	2.05	(1)	1.97	––	––	––
Fiscal year ended 6-30-2009	17.32	(0.17	)(1)	(8.26	)(1)	(8.43)	––	(0.21)	(0.21)
Fiscal year ended 6-30-2008	12.28	(0.16)		5.20		5.04	––	––	––
Fiscal year ended 6-30-2007	10.39	(0.14)		2.03		1.89	––	––	––
Fiscal year ended 6-30-2006(4)	10.00	(0.03)		0.42		0.39	––	––	––

Class C Shares
Six-month period ended 12-31-2009 (unaudited)	8.77	(0.06	)(1)	2.07	(1)	2.01	––	––	––
Fiscal year ended 6-30-2009	17.43	(0.14	)(1)	(8.31	)(1)	(8.45)	––	(0.21)	(0.21)
Fiscal year ended 6-30-2008	12.34	(0.18)		5.27		5.09	––	––	––
Fiscal year ended 6-30-2007	10.41	(0.14)		2.07		1.93	––	––	––
Fiscal year ended 6-30-2006(4)	10.00	(0.02)		0.43		0.41	––	––	––

Class Y Shares
Six-month period ended 12-31-2009 (unaudited)	9.09	0.01	)(1)	2.15	(1)	2.16	––	––	––
Fiscal year ended 6-30-2009	17.93	0.01	)(1)	(8.57	)(1)	(8.56)	––	(0.28)	(0.28)
Fiscal year ended 6-30-2008	12.53	(0.04)		5.44		5.40	––	––	––
Fiscal year ended 6-30-2007	10.44	0.00		2.09		2.09	––	––	––
Fiscal year ended 6-30-2006(4)	10.00	0.01		0.43		0.44	––	––	––

(1)Based on average weekly shares outstanding.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)For the period from March 1, 2006 (commencement of operations of the class) through June 30, 2006.

	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Class A Shares
Six-month period ended 12-31-2009 (unaudited)	$11.09	23.36	%(2)	$204	1.73	%(3)	-0.43	%(3)	8%
Fiscal year ended 6-30-2009	8.99	-47.91	(2)	162	1.82		-0.58		10
Fiscal year ended 6-30-2008	17.73	42.41	(2)	291	1.54		-0.60		12
Fiscal year ended 6-30-2007	12.45	19.37	(2)	136	1.74		-0.42		19
Fiscal year ended 6-30-2006(4)	10.43	4.30	(2)	105	1.86	(3)	0.00	(3)	4

Class B Shares
Six-month period ended 12-31-2009 (unaudited)	10.65	22.70		6	2.82	(3)	-1.52	(3)	8
Fiscal year ended 6-30-2009	8.68	-48.50		5	2.95		-1.73		10
Fiscal year ended 6-30-2008	17.32	41.04		11	2.48		-1.53		12
Fiscal year ended 6-30-2007	12.28	18.19		6	2.72		-1.41		19
Fiscal year ended 6-30-2006(4)	10.39	3.90		5	2.78	(3)	-0.92	(3)	4

Class C Shares
Six-month period ended 12-31-2009 (unaudited)	10.78	22.92		6	2.55	(3)	-1.25	(3)	8
Fiscal year ended 6-30-2009	8.77	-48.30		5	2.66		-1.44		10
Fiscal year ended 6-30-2008	17.43	41.25		10	2.32		-1.38		12
Fiscal year ended 6-30-2007	12.34	18.54		6	2.51		-1.19		19
Fiscal year ended 6-30-2006(4)	10.41	4.10		6	2.58	(3)	-0.73	(3)	4

Class Y Shares
Six-month period ended 12-31-2009 (unaudited)	11.25	23.76		2	1.14	(3)	0.18	(3)	8
Fiscal year ended 6-30-2009	9.09	-47.53		2	1.15		0.07		10
Fiscal year ended 6-30-2008	17.93	43.10		2	1.12		-0.17		12
Fiscal year ended 6-30-2007	12.53	20.02		1	1.21		0.07		19
Fiscal year ended 6-30-2006(4)	10.44	4.40		1	1.46	(3)	0.29	(3)	4

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Waddell & Reed Advisors Funds

FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD
INTERNATIONAL GROWTH FUND
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 12-31-2009 (unaudited)	$ 7.12	$0.00	(2)	$ 1.42	(2)	$ 1.42	$(0.09)	$ ––	$(0.09)
Fiscal year ended 6-30-2009	10.16	0.08	(2)	(3.04	)(2)	(2.96)	(0.08)	––	(0.08)
Fiscal year ended 6-30-2008	10.38	0.07		(0.24)		(0.17)	(0.05)	––	(0.05)
Fiscal year ended 6-30-2007	8.28	0.05		2.07		2.12	(0.02)	––	(0.02)
Fiscal year ended 6-30-2006	6.54	0.03		1.78		1.81	(0.07)	––	(0.07)
Fiscal year ended 6-30-2005	6.04	0.01		0.52		0.53	(0.03)	––	(0.03)

Class B Shares
Six-month period ended 12-31-2009 (unaudited)	6.65	(0.04	)(2)	1.33	(2)	1.29	(0.01)	––	(0.01)
Fiscal year ended 6-30-2009	9.50	(0.02	)(2)	(2.83	)(2)	(2.85)	––	––	––
Fiscal year ended 6-30-2008	9.77	(0.20)		(0.07)		(0.27)	––	––	––
Fiscal year ended 6-30-2007	7.86	(0.16)		2.07		1.91	––	––	––
Fiscal year ended 6-30-2006	6.23	(0.09)		1.72		1.63	––	––	––
Fiscal year ended 6-30-2005	5.79	(0.10)		0.54		0.44	––	––	––

Class C Shares
Six-month period ended 12-31-2009 (unaudited)	6.85	(0.04	)(2)	1.37	(2)	1.33	(0.02)	––	(0.02)
Fiscal year ended 6-30-2009	9.75	0.00	(2)	(2.90	)(2)	(2.90)	––	––	––
Fiscal year ended 6-30-2008	10.01	(0.09)		(0.17)		(0.26)	––	––	––
Fiscal year ended 6-30-2007	8.04	(0.09)		2.06		1.97	––	––	––
Fiscal year ended 6-30-2006	6.36	(0.05)		1.73		1.68	––	––	––
Fiscal year ended 6-30-2005	5.90	(0.09)		0.55		0.46	––	––	––

Class Y Shares
Six-month period ended 12-31-2009 (unaudited)	7.13	0.01	(2)	1.44	(2)	1.45	(0.13)	––	(0.13)
Fiscal year ended 6-30-2009	10.18	0.12	(2)	(3.05	)(2)	(2.93)	(0.12)	––	(0.12)
Fiscal year ended 6-30-2008	10.40	0.12		(0.25)		(0.13)	(0.09)	––	(0.09)
Fiscal year ended 6-30-2007	8.30	0.09		2.07		2.16	(0.06)	––	(0.06)
Fiscal year ended 6-30-2006	6.56	0.06		1.78		1.84	(0.10)	––	(0.10)
Fiscal year ended 6-30-2005	6.06	0.06		0.51		0.57	(0.07)	––	(0.07)

(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.

	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 12-31-2009 (unaudited)	$ 8.45	19.96	%(3)	$519	1.53	%(4)	-0.09	%(4)	1.56	%(4)	-0.12	%(4)	49%
Fiscal year ended 6-30-2009	7.12	-29.01	(3)	448	1.59		1.13		1.62		1.10		85
Fiscal year ended 6-30-2008	10.16	-1.65	(3)	710	1.42		0.69		1.45		0.66		71
Fiscal year ended 6-30-2007	10.38	25.67	(3)	794	1.46		0.53		1.48		0.51		90
Fiscal year ended 6-30-2006	8.28	27.74	(3)	714	1.53		0.31		––		––		84
Fiscal year ended 6-30-2005	6.54	8.86	(3)	632	1.61		0.28		––		––		74

Class B Shares
Six-month period ended 12-31-2009 (unaudited)	7.93	19.35		8	2.71	(4)	-1.28	(4)	2.74	(4)	-1.31	(4)	49
Fiscal year ended 6-30-2009	6.65	-30.00		8	2.89		-0.31		2.92		-0.34		85
Fiscal year ended 6-30-2008	9.50	-2.76		15	2.50		-0.49		2.53		-0.52		71
Fiscal year ended 6-30-2007	9.77	24.30		21	2.58		-0.63		2.60		-0.65		90
Fiscal year ended 6-30-2006	7.86	26.16		22	2.68		-0.84		––		––		84
Fiscal year ended 6-30-2005	6.23	7.60		20	2.89		-0.99		––		––		74

Class C Shares
Six-month period ended 12-31-2009 (unaudited)	8.16	19.43		4	2.49	(4)	-1.05	(4)	2.52	(4)	-1.08	(4)	49
Fiscal year ended 6-30-2009	6.85	-29.74		4	2.66		0.00		2.69		-0.03		85
Fiscal year ended 6-30-2008	9.75	-2.60		6	2.35		-0.31		2.38		-0.34		71
Fiscal year ended 6-30-2007	10.01	24.50		7	2.42		-0.45		2.44		-0.47		90
Fiscal year ended 6-30-2006	8.04	26.42		8	2.49		-0.62		––		––		84
Fiscal year ended 6-30-2005	6.36	7.80		6	2.59		-0.79		––		––		74

Class Y Shares
Six-month period ended 12-31-2009 (unaudited)	8.45	20.30		52	1.07	(4)	0.45	(4)	1.10	(4)	0.42	(4)	49
Fiscal year ended 6-30-2009	7.13	-28.62		23	1.07		1.74		1.10		1.71		85
Fiscal year ended 6-30-2008	10.18	-1.31		32	1.06		1.03		1.09		1.00		71
Fiscal year ended 6-30-2007	10.40	26.14		42	1.07		0.96		1.09		0.94		90
Fiscal year ended 6-30-2006	8.30	28.26		33	1.08		0.76		––		––		84
Fiscal year ended 6-30-2005	6.56	9.41		29	1.09		0.89		––		––		74

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Waddell & Reed Advisors Funds

FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD
NEW CONCEPTS FUND
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 12-31-2009 (unaudited)	$ 6.98	$(0.01	)(2)	$ 1.87	(2)	$ 1.86	$ ––	$ ––	$ ––
Fiscal year ended 6-30-2009	10.31	(0.02	)(2)	(1.99	)(2)	(2.01)	––	(1.32)	(1.32)
Fiscal year ended 6-30-2008	12.27	(0.07)		(1.05)		(1.12)	––	(0.84)	(0.84)
Fiscal year ended 6-30-2007	10.44	(0.04)		1.87		1.83	––	––	––
Fiscal year ended 6-30-2006	9.13	(0.02)		1.33		1.31	––	––	––
Fiscal year ended 6-30-2005	8.35	(0.08)		0.86		0.78	––	––	––

Class B Shares
Six-month period ended 12-31-2009 (unaudited)	5.99	(0.05	)(2)	1.61	(2)	1.56	––	––	––
Fiscal year ended 6-30-2009	9.21	(0.09	)(2)	(1.82	)(2)	(1.91)	––	(1.31)	(1.31)
Fiscal year ended 6-30-2008	11.16	(0.17	)(2)	(0.94	)(2)	(1.11)	––	(0.84)	(0.84)
Fiscal year ended 6-30-2007	9.60	(0.26)		1.82		1.56	––	––	––
Fiscal year ended 6-30-2006	8.48	(0.15)		1.27		1.12	––	––	––
Fiscal year ended 6-30-2005	7.84	(0.17)		0.81		0.64	––	––	––

Class C Shares
Six-month period ended 12-31-2009 (unaudited)	6.08	(0.04	)(2)	1.62	(2)	1.58	––	––	––
Fiscal year ended 6-30-2009	9.31	(0.08	)(2)	(1.84	)(2)	(1.92)	––	(1.31)	(1.31)
Fiscal year ended 6-30-2008	11.26	(0.23)		(0.88)		(1.11)	––	(0.84)	(0.84)
Fiscal year ended 6-30-2007	9.67	(0.20)		1.79		1.59	––	––	––
Fiscal year ended 6-30-2006	8.53	(0.10)		1.24		1.14	––	––	––
Fiscal year ended 6-30-2005	7.88	(0.14)		0.79		0.65	––	––	––

Class Y Shares
Six-month period ended 12-31-2009 (unaudited)	7.36	0.01	(2)	1.97	(2)	1.98	––	––	––
Fiscal year ended 6-30-2009	10.78	0.02	(2)	(2.08	)(2)	(2.06)	––	(1.36)	(1.36)
Fiscal year ended 6-30-2008	12.74	0.02		(1.14)		(1.12)	––	(0.84)	(0.84)
Fiscal year ended 6-30-2007	10.80	(0.01)		1.95		1.94	––	––	––
Fiscal year ended 6-30-2006	9.41	0.04		1.35		1.39	––	––	––
Fiscal year ended 6-30-2005	8.57	(0.02)		0.86		0.84	––	––	––

(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.

	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 12-31-2009 (unaudited)	$ 8.84	26.65	%(3)	$1,060	1.50	%(4)	-0.29	%(4)	1.52	%(4)	-0.31	%(4)	21%
Fiscal year ended 6-30-2009	6.98	-16.42	(3)	832	1.59		-0.23		1.61		-0.25		35
Fiscal year ended 6-30-2008	10.31	-9.96	(3)	1,149	1.43		-0.57		1.44		-0.58		43
Fiscal year ended 6-30-2007	12.27	17.53	(3)	1,350	1.43		-0.36		1.44		-0.37		27
Fiscal year ended 6-30-2006	10.44	14.35	(3)	1,253	1.44		-0.16		––		––		21
Fiscal year ended 6-30-2005	9.13	9.34	(3)	1,159	1.51		-0.86		––		––		19

Class B Shares
Six-month period ended 12-31-2009 (unaudited)	7.55	26.04		23	2.61	(4)	-1.40	(4)	2.63	(4)	-1.42	(4)	21
Fiscal year ended 6-30-2009	5.99	-17.48		20	2.78		-1.42		2.80		-1.44		35
Fiscal year ended 6-30-2008	9.21	-10.90		36	2.46		-1.61		2.47		-1.62		43
Fiscal year ended 6-30-2007	11.16	16.25		53	2.47		-1.40		2.48		-1.41		27
Fiscal year ended 6-30-2006	9.60	13.21		55	2.49		-1.21		––		––		21
Fiscal year ended 6-30-2005	8.48	8.16		52	2.63		-1.98		––		––		19

Class C Shares
Six-month period ended 12-31-2009 (unaudited)	7.66	25.99		10	2.47	(4)	-1.26	(4)	2.49	(4)	-1.28	(4)	21
Fiscal year ended 6-30-2009	6.08	-17.35		8	2.63		-1.27		2.65		-1.29		35
Fiscal year ended 6-30-2008	9.31	-10.79		14	2.35		-1.50		2.36		-1.51		43
Fiscal year ended 6-30-2007	11.26	16.44		18	2.35		-1.28		2.36		-1.29		27
Fiscal year ended 6-30-2006	9.67	13.36		19	2.37		-1.09		––		––		21
Fiscal year ended 6-30-2005	8.53	8.25		17	2.47		-1.82		––		––		19

Class Y Shares
Six-month period ended 12-31-2009 (unaudited)	9.34	26.90		12	1.05	(4)	0.15	(4)	1.07	(4)	0.13	(4)	21
Fiscal year ended 6-30-2009	7.36	-15.93		11	1.05		0.31		1.07		0.29		35
Fiscal year ended 6-30-2008	10.78	-9.65		22	1.04		-0.18		1.05		-0.19		43
Fiscal year ended 6-30-2007	12.74	18.06		30	1.04		0.03		1.05		0.02		27
Fiscal year ended 6-30-2006	10.80	14.77		24	1.04		0.23		––		––		21
Fiscal year ended 6-30-2005	9.41	9.80		22	1.06		-0.41		––		––		19

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Waddell & Reed Advisors Funds

FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD
SCIENCE AND TECHNOLOGY FUND
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 12-31-2009 (unaudited)	$ 7.76	$(0.02	)(2)	$ 1.75	(2)	$ 1.73	$ ––	$(0.04)	$(0.04)
Fiscal year ended 6-30-2009	10.44	(0.02	)(2)	(1.86	)(2)	(1.88)	––	(0.80)	(0.80)
Fiscal year ended 6-30-2008	12.53	(0.05)		0.41		0.36	––	(2.45)	(2.45)
Fiscal year ended 6-30-2007	11.13	(0.09)		2.37		2.28	––	(0.88)	(0.88)
Fiscal year ended 6-30-2006	10.80	(0.09)		1.50		1.41	––	(1.08)	(1.08)
Fiscal year ended 6-30-2005	9.51	(0.08)		1.37		1.29	––	––	––

Class B Shares
Six-month period ended 12-31-2009 (unaudited)	6.51	(0.06	)(2)	1.47	(2)	1.41	––	(0.04)	(0.04)
Fiscal year ended 6-30-2009	8.97	(0.10	)(2)	(1.62	)(2)	(1.72)	––	(0.74)	(0.74)
Fiscal year ended 6-30-2008	11.05	(0.17)		0.40		0.23	––	(2.31)	(2.31)
Fiscal year ended 6-30-2007	10.02	(0.26)		2.17		1.91	––	(0.88)	(0.88)
Fiscal year ended 6-30-2006	9.93	(0.18)		1.35		1.17	––	(1.08)	(1.08)
Fiscal year ended 6-30-2005	8.85	(0.20)		1.28		1.08	––	––	––

Class C Shares
Six-month period ended 12-31-2009 (unaudited)	6.54	(0.06	)(2)	1.48	(2)	1.42	––	(0.04)	(0.04)
Fiscal year ended 6-30-2009	9.01	(0.09	)(2)	(1.64	)(2)	(1.73)	––	(0.74)	(0.74)
Fiscal year ended 6-30-2008	11.09	(0.14	)(2)	0.38	(2)	0.24	––	(2.32)	(2.32)
Fiscal year ended 6-30-2007	10.05	(0.19	)(2)	2.11	(2)	1.92	––	(0.88)	(0.88)
Fiscal year ended 6-30-2006	9.96	(0.20	)(2)	1.37	(2)	1.17	––	(1.08)	(1.08)
Fiscal year ended 6-30-2005	8.87	(0.19)		1.28		1.09	––	––	––

Class Y Shares
Six-month period ended 12-31-2009 (unaudited)	8.29	(0.01	)(2)	1.88	(2)	1.87	––	(0.04)	(0.04)
Fiscal year ended 6-30-2009	11.06	0.01	(2)	(1.96	)(2)	(1.95)	––	(0.82)	(0.82)
Fiscal year ended 6-30-2008	13.13	(0.01	)(2)	0.43	(2)	0.42	––	(2.49)	(2.49)
Fiscal year ended 6-30-2007	11.60	(0.05	)(2)	2.46	(2)	2.41	––	(0.88)	(0.88)
Fiscal year ended 6-30-2006	11.18	(0.09)		1.59		1.50	––	(1.08)	(1.08)
Fiscal year ended 6-30-2005	9.80	(0.03)		1.41		1.38	––	––	––

(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.

	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 12-31-2009 (unaudited)	$ 9.45	22.31	%(3)	$2,158	1.41	%(4)	-0.49	%(4)	1.42	%(4)	-0.50	%(4)	30%
Fiscal year ended 6-30-2009	7.76	-16.07	(3)	1,802	1.42		-0.23		1.43		-0.24		51
Fiscal year ended 6-30-2008	10.44	1.84	(3)	2,386	1.32		-0.38		1.33		-0.39		70
Fiscal year ended 6-30-2007	12.53	21.42	(3)	2,556	1.34		-0.77		1.35		-0.78		68
Fiscal year ended 6-30-2006	11.13	13.16	(3)	2,312	1.35		-0.79		––		––		92
Fiscal year ended 6-30-2005	10.80	13.56	(3)	2,179	1.40		-0.82		––		––		96

Class B Shares
Six-month period ended 12-31-2009 (unaudited)	7.88	21.68		44	2.54	(4)	-1.62	(4)	2.55	(4)	-1.63	(4)	30
Fiscal year ended 6-30-2009	6.51	-17.08		40	2.62		-1.44		2.63		-1.45		51
Fiscal year ended 6-30-2008	8.97	0.81		63	2.38		-1.45		2.39		-1.46		70
Fiscal year ended 6-30-2007	11.05	20.05		80	2.46		-1.89		2.47		-1.90		68
Fiscal year ended 6-30-2006	10.02	11.83		80	2.49		-1.93		––		––		92
Fiscal year ended 6-30-2005	9.93	12.20		76	2.64		-2.07		––		––		96

Class C Shares
Six-month period ended 12-31-2009 (unaudited)	7.92	21.73		15	2.42	(4)	-1.50	(4)	2.43	(4)	-1.51	(4)	30
Fiscal year ended 6-30-2009	6.54	-17.08		12	2.55		-1.36		2.56		-1.37		51
Fiscal year ended 6-30-2008	9.01	0.88		15	2.34		-1.40		2.35		-1.41		70
Fiscal year ended 6-30-2007	11.09	20.08		17	2.42		-1.85		2.43		-1.86		68
Fiscal year ended 6-30-2006	10.05	11.80		15	2.47		-1.91		––		––		92
Fiscal year ended 6-30-2005	9.96	12.29		12	2.62		-2.05		––		––		96

Class Y Shares
Six-month period ended 12-31-2009 (unaudited)	10.12	22.57		71	1.05	(4)	-0.14	(4)	1.06	(4)	-0.15	(4)	30
Fiscal year ended 6-30-2009	8.29	-15.72		60	1.03		0.17		1.04		0.16		51
Fiscal year ended 6-30-2008	11.06	2.21		73	1.01		-0.06		1.02		-0.07		70
Fiscal year ended 6-30-2007	13.13	21.69		60	1.01		-0.43		1.02		-0.44		68
Fiscal year ended 6-30-2006	11.60	13.54		17	1.03		-0.47		––		––		92
Fiscal year ended 6-30-2005	11.18	14.08		14	1.03		-0.47		––		––		96

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Waddell & Reed Advisors Funds

FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD
SMALL CAP FUND
	Net Asset Value, Beginning of Period	Net Investment Loss		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital

Class A Shares
Six-month period ended 12-31-2009 (unaudited)	$ 9.26	$(0.06	)(2)	$ 2.18	(2)	$ 2.12	$ ––	$ ––	$ ––
Fiscal year ended 6-30-2009	11.43	(0.12	)(2)	(2.01	)(2)	(2.13)	––	––	(0.04)
Fiscal year ended 6-30-2008	15.02	(0.14)		(1.52)		(1.66)	––	(1.90)	(0.03)
Fiscal year ended 6-30-2007	15.31	(0.14)		2.04		1.90	––	(2.19)	––
Fiscal year ended 6-30-2006	15.29	(0.14)		1.53		1.39	––	(1.37)	––
Fiscal year ended 6-30-2005	13.45	(0.16)		2.00		1.84	––	––	––

Class B Shares
Six-month period ended 12-31-2009 (unaudited)	8.29	(0.11	)(2)	1.96	(2)	1.85	––	––	––
Fiscal year ended 6-30-2009	10.29	(0.20	)(2)	(1.80	)(2)	(2.00)	––	––	––
Fiscal year ended 6-30-2008	13.78	(0.43)		(1.18)		(1.61)	––	(1.88)	––
Fiscal year ended 6-30-2007	14.34	(0.34)		1.97		1.63	––	(2.19)	––
Fiscal year ended 6-30-2006	14.53	(0.29)		1.47		1.18	––	(1.37)	––
Fiscal year ended 6-30-2005	12.91	(0.33)		1.95		1.62	––	––	––

Class C Shares
Six-month period ended 12-31-2009 (unaudited)	8.48	(0.10	)(2)	2.00	(2)	1.90	––	––	––
Fiscal year ended 6-30-2009	10.50	(0.18	)(2)	(1.84	)(2)	(2.02)	––	––	––
Fiscal year ended 6-30-2008	14.01	(0.34)		(1.29)		(1.63)	––	(1.88)	––
Fiscal year ended 6-30-2007	14.53	(0.36)		2.03		1.67	––	(2.19)	––
Fiscal year ended 6-30-2006	14.69	(0.26)		1.47		1.21	––	(1.37)	––
Fiscal year ended 6-30-2005	13.04	(0.34)		1.99		1.65	––	––	––

Class Y Shares
Six-month period ended 12-31-2009 (unaudited)	9.74	(0.03	)(2)	2.29	(2)	2.26	––	––	––
Fiscal year ended 6-30-2009	11.93	(0.06	)(2)	(2.09	)(2)	(2.15)	––	––	(0.04)
Fiscal year ended 6-30-2008	15.59	(0.10)		(1.56)		(1.66)	––	(1.93)	(0.07)
Fiscal year ended 6-30-2007	15.74	(0.08)		2.12		2.04	––	(2.19)	––
Fiscal year ended 6-30-2006	15.61	(0.09)		1.59		1.50	––	(1.37)	––
Fiscal year ended 6-30-2005	13.66	(0.08)		2.03		1.95	––	––	––

(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.

Total Distributions		Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 12-31-2009 (unaudited)	$ ––	$11.38	22.89	%(3)	$482	1.67	%(4)	-1.22	%(4)	1.69	%(4)	-1.24	%(4)	36%
Fiscal year ended 6-30-2009	(0.04)	9.26	-18.53	(3)	373	1.79		-1.41		1.81		-1.43		87
Fiscal year ended 6-30-2008	(1.93)	11.43	-12.57	(3)	498	1.55		-1.04		1.57		-1.06		85
Fiscal year ended 6-30-2007	(2.19)	15.02	13.73	(3)	624	1.55		-0.93		1.57		-0.95		88
Fiscal year ended 6-30-2006	(1.37)	15.31	9.13	(3)	646	1.54		-0.90		––		––		92
Fiscal year ended 6-30-2005	––	15.29	13.68	(3)	617	1.61		-1.13		––		––		75

Class B Shares
Six-month period ended 12-31-2009 (unaudited)	––	10.14	22.32		25	2.73	(4)	-2.28	(4)	2.75	(4)	-2.30	(4)	36
Fiscal year ended 6-30-2009	––	8.29	-19.44		23	2.85		-2.47		2.87		-2.49		87
Fiscal year ended 6-30-2008	(1.88)	10.29	-13.39		40	2.48		-1.95		2.50		-1.97		85
Fiscal year ended 6-30-2007	(2.19)	13.78	12.69		65	2.48		-1.86		2.50		-1.88		88
Fiscal year ended 6-30-2006	(1.37)	14.34	8.12		75	2.46		-1.82		––		––		92
Fiscal year ended 6-30-2005	––	14.53	12.55		77	2.57		-2.09		––		––		75

Class C Shares
Six-month period ended 12-31-2009 (unaudited)	––	10.38	22.41		11	2.50	(4)	-2.04	(4)	2.52	(4)	-2.06	(4)	36
Fiscal year ended 6-30-2009	––	8.48	-19.24		9	2.65		-2.27		2.67		-2.29		87
Fiscal year ended 6-30-2008	(1.88)	10.50	-13.30		13	2.37		-1.85		2.39		-1.87		85
Fiscal year ended 6-30-2007	(2.19)	14.01	12.81		19	2.39		-1.76		2.41		-1.78		88
Fiscal year ended 6-30-2006	(1.37)	14.53	8.24		23	2.38		-1.74		––		––		92
Fiscal year ended 6-30-2005	––	14.69	12.65		23	2.45		-1.98		––		––		75

Class Y Shares
Six-month period ended 12-31-2009 (unaudited)	––	12.00	23.20		176	1.06	(4)	-0.61	(4)	1.08	(4)	-0.63	(4)	36
Fiscal year ended 6-30-2009	(0.04)	9.74	-17.92		145	1.06		-0.68		1.08		-0.70		87
Fiscal year ended 6-30-2008	(2.00)	11.93	-12.14		198	1.04		-0.53		1.06		-0.55		85
Fiscal year ended 6-30-2007	(2.19)	15.59	14.28		241	1.04		-0.42		1.06		-0.44		88
Fiscal year ended 6-30-2006	(1.37)	15.74	9.68		233	1.06		-0.41		––		––		92
Fiscal year ended 6-30-2005	––	15.61	14.28		207	1.06		-0.58		––		––		75

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Waddell & Reed Advisors Funds

FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD
TAX-MANAGED EQUITY FUND
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 12-31-2009 (unaudited)	$ 9.32	$ 0.01	(2)	$ 1.59	(2)	$ 1.60	$(0.01)	$ ––	$(0.01)
Fiscal year ended 6-30-2009	11.65	0.00	(2)	(2.33	)(2)	(2.33)	––	––	––
Fiscal year ended 6-30-2008	10.99	(0.02)		0.68		0.66	––	––	––
Fiscal year ended 6-30-2007	9.32	(0.03)		1.70		1.67	––	––	––
Fiscal year ended 6-30-2006	8.74	(0.04)		0.62		0.58	––	––	––
Fiscal year ended 6-30-2005	8.27	(0.01)		0.49		0.48	(0.01)	––	(0.01)

Class B Shares
Six-month period ended 12-31-2009 (unaudited)	8.61	(0.04	)(2)	1.46	(2)	1.42	––	––	––
Fiscal year ended 6-30-2009	10.86	(0.09	)(2)	(2.16	)(2)	(2.25)	––	––	––
Fiscal year ended 6-30-2008	10.34	(0.11	)(2)	0.63	(2)	0.52	––	––	––
Fiscal year ended 6-30-2007	8.85	(0.11	)(2)	1.60	(2)	1.49	––	––	––
Fiscal year ended 6-30-2006	8.37	(0.16)		0.64		0.48	––	––	––
Fiscal year ended 6-30-2005	7.98	(0.09)		0.48		0.39	––	––	––

Class C Shares
Six-month period ended 12-31-2009 (unaudited)	8.58	(0.04	)(2)	1.46	(2)	1.42	––	––	––
Fiscal year ended 6-30-2009	10.83	(0.08	)(2)	(2.17	)(2)	(2.25)	––	––	––
Fiscal year ended 6-30-2008	10.30	(0.11	)(2)	0.64	(2)	0.53	––	––	––
Fiscal year ended 6-30-2007	8.83	(0.12	)(2)	1.59	(2)	1.47	––	––	––
Fiscal year ended 6-30-2006	8.35	(0.14)		0.62		0.48	––	––	––
Fiscal year ended 6-30-2005	7.97	(0.08)		0.46		0.38	––	––	––

(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.

	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 12-31-2009 (unaudited)	$10.91	17.16	%(3)	$139	1.21	%(4)	0.14	%(4)	1.22	%(4)	0.13	%(4)	9%
Fiscal year ended 6-30-2009	9.32	-20.00	(3)	111	1.32		0.00		1.33		-0.01		44
Fiscal year ended 6-30-2008	11.65	6.01	(3)	106	1.24		-0.09		––		––		27
Fiscal year ended 6-30-2007	10.99	17.92	(3)	75	1.31		-0.29		––		––		55
Fiscal year ended 6-30-2006	9.32	6.64	(3)	65	1.32		-0.44		––		––		100
Fiscal year ended 6-30-2005	8.74	5.78	(3)	60	1.34		-0.13		––		––		66

Class B Shares
Six-month period ended 12-31-2009 (unaudited)	10.03	16.49		2	2.14	(4)	-0.81	(4)	––		––		9
Fiscal year ended 6-30-2009	8.61	-20.72		2	2.31		-1.02		––		––		44
Fiscal year ended 6-30-2008	10.86	5.03		3	2.13		-1.01		––		––		27
Fiscal year ended 6-30-2007	10.34	16.84		4	2.22		-1.20		––		––		55
Fiscal year ended 6-30-2006	8.85	5.73		4	2.24		-1.37		––		––		100
Fiscal year ended 6-30-2005	8.37	4.89		4	2.27		-1.04		––		––		66

Class C Shares
Six-month period ended 12-31-2009 (unaudited)	10.00	16.55		4	2.11	(4)	-0.75	(4)	––		––		9
Fiscal year ended 6-30-2009	8.58	-20.78		3	2.25		-0.95		––		––		44
Fiscal year ended 6-30-2008	10.83	5.15		4	2.14		-1.00		––		––		27
Fiscal year ended 6-30-2007	10.30	16.65		3	2.27		-1.26		––		––		55
Fiscal year ended 6-30-2006	8.83	5.75		3	2.28		-1.41		––		––		100
Fiscal year ended 6-30-2005	8.35	4.77		3	2.30		-1.09		––		––		66

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Waddell & Reed Advisors Funds

FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD
VALUE FUND
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 12-31-2009 (unaudited)	$ 8.27	$0.03	(2)	$ 1.97	(2)	$ 2.00	$(0.08)	$ ––	$(0.08)
Fiscal year ended 6-30-2009	11.09	0.12	(2)	(2.82	)(2)	(2.70)	(0.12)	––	(0.12)
Fiscal year ended 6-30-2008	14.64	0.12		(2.51)		(2.39)	(0.13)	(1.03)	(1.16)
Fiscal year ended 6-30-2007	12.80	0.13		2.71		2.84	(0.10)	(0.90)	(1.00)
Fiscal year ended 6-30-2006	12.94	0.11		0.58		0.69	(0.15)	(0.68)	(0.83)
Fiscal year ended 6-30-2005	11.77	0.14		1.12		1.26	(0.09)	––	(0.09)

Class B Shares
Six-month period ended 12-31-2009 (unaudited)	8.02	(0.02	)(2)	1.91	(2)	1.89	–– *	––	–– *
Fiscal year ended 6-30-2009	10.74	0.03	(2)	(2.72	)(2)	(2.69)	(0.03)	––	(0.03)
Fiscal year ended 6-30-2008	14.21	(0.04)		(2.39)		(2.43)	(0.01)	(1.03)	(1.04)
Fiscal year ended 6-30-2007	12.47	(0.01)		2.65		2.64	––	(0.90)	(0.90)
Fiscal year ended 6-30-2006	12.62	(0.03)		0.58		0.55	(0.02)	(0.68)	(0.70)
Fiscal year ended 6-30-2005	11.52	0.03		1.07		1.10	––	––	––

Class C Shares
Six-month period ended 12-31-2009 (unaudited)	8.08	(0.01	)(2)	1.92	(2)	1.91	(0.01)	––	(0.01)
Fiscal year ended 6-30-2009	10.81	0.04	(2)	(2.74	)(2)	(2.70)	(0.03)	––	(0.03)
Fiscal year ended 6-30-2008	14.30	(0.04)		(2.41)		(2.45)	(0.01)	(1.03)	(1.04)
Fiscal year ended 6-30-2007	12.55	0.00		2.65		2.65	––	(0.90)	(0.90)
Fiscal year ended 6-30-2006	12.69	(0.03)		0.60		0.57	(0.03)	(0.68)	(0.71)
Fiscal year ended 6-30-2005	11.57	0.04		1.08		1.12	––	––	––

Class Y Shares
Six-month period ended 12-31-2009 (unaudited)	8.28	0.06	(2)	1.98	(2)	2.04	(0.13)	––	(0.13)
Fiscal year ended 6-30-2009	11.11	0.16	(2)	(2.81	)(2)	(2.65)	(0.18)	––	(0.18)
Fiscal year ended 6-30-2008	14.67	0.18		(2.52)		(2.34)	(0.19)	(1.03)	(1.22)
Fiscal year ended 6-30-2007	12.83	0.18		2.71		2.89	(0.15)	(0.90)	(1.05)
Fiscal year ended 6-30-2006	12.97	0.15		0.59		0.74	(0.20)	(0.68)	(0.88)
Fiscal year ended 6-30-2005	11.80	0.19		1.12		1.31	(0.14)	––	(0.14)

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.

	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver	Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)			Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(1)	Portfolio Turnover Rate

Class A Shares
Six-month period ended 12-31-2009 (unaudited)	$10.19	24.21	%(3)	$316	1.45	%(4)	0.64	%(4)	1.46	%(4)	0.63	%(4)	31%
Fiscal year ended 6-30-2009	8.27	-24.23	(3)	248	1.52		1.41		1.53		1.40		72
Fiscal year ended 6-30-2008	11.09	-17.35	(3)	364	1.33		0.83		1.34		0.82		52
Fiscal year ended 6-30-2007	14.64	22.82	(3)	514	1.31		0.91		1.32		0.90		38
Fiscal year ended 6-30-2006	12.80	5.40	(3)	435	1.34		0.78		––		––		67
Fiscal year ended 6-30-2005	12.94	10.69	(3)	501	1.34		1.18		––		––		46

Class B Shares
Six-month period ended 12-31-2009 (unaudited)	9.91	23.62		17	2.51	(4)	-0.41	(4)	2.52	(4)	-0.42	(4)	31
Fiscal year ended 6-30-2009	8.02	-25.03		16	2.55		0.37		2.56		0.36		72
Fiscal year ended 6-30-2008	10.74	-18.10		32	2.24		-0.09		2.25		-0.10		52
Fiscal year ended 6-30-2007	14.21	21.75		51	2.23		0.00		2.24		-0.01		38
Fiscal year ended 6-30-2006	12.47	4.41		47	2.28		-0.15		––		––		67
Fiscal year ended 6-30-2005	12.62	9.55		54	2.29		0.23		––		––		46

Class C Shares
Six-month period ended 12-31-2009 (unaudited)	9.98	23.62		9	2.38	(4)	-0.28	(4)	2.39	(4)	-0.29	(4)	31
Fiscal year ended 6-30-2009	8.08	-24.94		7	2.48		0.44		2.49		0.43		72
Fiscal year ended 6-30-2008	10.81	-18.11		13	2.22		-0.07		2.23		-0.08		52
Fiscal year ended 6-30-2007	14.30	21.69		22	2.20		0.02		2.21		0.01		38
Fiscal year ended 6-30-2006	12.55	4.53		20	2.24		-0.11		––		––		67
Fiscal year ended 6-30-2005	12.69	9.68		27	2.22		0.31		––		––		46

Class Y Shares
Six-month period ended 12-31-2009 (unaudited)	10.19	24.68		27	0.93	(4)	1.16	(4)	0.94	(4)	1.15	(4)	31
Fiscal year ended 6-30-2009	8.28	-23.78		23	0.94		2.03		0.95		2.02		72
Fiscal year ended 6-30-2008	11.11	-17.04		25	0.92		1.23		0.93		1.22		52
Fiscal year ended 6-30-2007	14.67	23.28		38	0.91		1.31		0.92		1.30		38
Fiscal year ended 6-30-2006	12.83	5.83		31	0.92		1.19		––		––		67
Fiscal year ended 6-30-2005	12.97	11.16		27	0.92		1.60		––		––		46

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Waddell & Reed Advisors Funds

FOR A SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT EACH PERIOD
VANGUARD FUND
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 12-31-2009 (unaudited)	$6.03	$ 0.01	(2)	$ 1.09	(2)	$ 1.10	$(0.02)	$ ––	$(0.02)
Fiscal year ended 6-30-2009	9.07	0.02	(2)	(2.51	)(2)	(2.49)	–– *	(0.55)	(0.55)
Fiscal year ended 6-30-2008	9.58	(0.02)		0.51		0.49	––	(1.00)	(1.00)
Fiscal year ended 6-30-2007	9.54	(0.02)		0.89		0.87	––	(0.83)	(0.83)
Fiscal year ended 6-30-2006	8.83	(0.04)		1.19		1.15	––	(0.44)	(0.44)
Fiscal year ended 6-30-2005	8.24	0.00		0.60		0.60	(0.01)	––	(0.01)

Class B Shares
Six-month period ended 12-31-2009 (unaudited)	5.23	(0.03	)(2)	0.95	(2)	0.92	––	––	––
Fiscal year ended 6-30-2009	8.04	(0.05	)(2)	(2.23	)(2)	(2.28)	––	(0.53)	(0.53)
Fiscal year ended 6-30-2008	8.63	(0.21)		0.58		0.37	––	(0.96)	(0.96)
Fiscal year ended 6-30-2007	8.77	(0.20)		0.89		0.69	––	(0.83)	(0.83)
Fiscal year ended 6-30-2006	8.23	(0.15)		1.13		0.98	––	(0.44)	(0.44)
Fiscal year ended 6-30-2005	7.75	(0.13)		0.61		0.48	––	––	––

Class C Shares
Six-month period ended 12-31-2009 (unaudited)	5.27	(0.02	)(2)	0.95	(2)	0.93	––	––	––
Fiscal year ended 6-30-2009	8.08	(0.05	)(2)	(2.23	)(2)	(2.28)	––	(0.53)	(0.53)
Fiscal year ended 6-30-2008	8.67	(0.17)		0.54		0.37	––	(0.96)	(0.96)
Fiscal year ended 6-30-2007	8.80	(0.16)		0.86		0.70	––	(0.83)	(0.83)
Fiscal year ended 6-30-2006	8.26	(0.11)		1.09		0.98	––	(0.44)	(0.44)
Fiscal year ended 6-30-2005	7.77	(0.13)		0.62		0.49	––	––	––

Class Y Shares
Six-month period ended 12-31-2009 (unaudited)	6.23	0.02	(2)	1.14	(2)	1.16	(0.05)	––	(0.05)
Fiscal year ended 6-30-2009	9.36	0.06	(2)	(2.61	)(2)	(2.55)	(0.04)	(0.54)	(0.58)
Fiscal year ended 6-30-2008	9.86	0.02		0.52		0.54	––	(1.04)	(1.04)
Fiscal year ended 6-30-2007	9.76	0.00		0.93		0.93	––	(0.83)	(0.83)
Fiscal year ended 6-30-2006	9.00	(0.02)		1.22		1.20	––	(0.44)	(0.44)
Fiscal year ended 6-30-2005	8.39	0.03		0.62		0.65	(0.04)	––	(0.04)

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.

	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 12-31-2009 (unaudited)	$7.11	18.32	%(3)	$1,142	1.27	%(4)	0.32	%(4)	1.30	%(4)	0.29	%(4)	35%
Fiscal year ended 6-30-2009	6.03	-26.72	(3)	997	1.29		0.34		1.32		0.31		69
Fiscal year ended 6-30-2008	9.07	3.78	(3)	1,530	1.16		-0.22		1.18		-0.24		65
Fiscal year ended 6-30-2007	9.58	9.64	(3)	1,600	1.19		-0.26		1.20		-0.27		81
Fiscal year ended 6-30-2006	9.54	12.96	(3)	1,719	1.19		-0.43		––		––		74
Fiscal year ended 6-30-2005	8.83	7.32	(3)	1,644	1.23		0.03		––		––		101

Class B Shares
Six-month period ended 12-31-2009 (unaudited)	6.15	17.59		19	2.48	(4)	-0.90	(4)	2.51	(4)	-0.93	(4)	35
Fiscal year ended 6-30-2009	5.23	-27.65		19	2.50		-0.88		2.53		-0.91		69
Fiscal year ended 6-30-2008	8.04	2.74		39	2.21		-1.28		2.23		-1.30		65
Fiscal year ended 6-30-2007	8.63	8.38		48	2.28		-1.35		2.29		-1.36		81
Fiscal year ended 6-30-2006	8.77	11.81		57	2.28		-1.52		––		––		74
Fiscal year ended 6-30-2005	8.23	6.19		55	2.37		-1.11		––		––		101

Class C Shares
Six-month period ended 12-31-2009 (unaudited)	6.20	17.65		8	2.39	(4)	-0.80	(4)	2.42	(4)	-0.83	(4)	35
Fiscal year ended 6-30-2009	5.27	-27.52		8	2.42		-0.80		2.45		-0.83		69
Fiscal year ended 6-30-2008	8.08	2.73		14	2.16		-1.23		2.18		-1.25		65
Fiscal year ended 6-30-2007	8.67	8.46		17	2.22		-1.29		2.23		-1.30		81
Fiscal year ended 6-30-2006	8.80	11.77		19	2.22		-1.45		––		––		74
Fiscal year ended 6-30-2005	8.26	6.31		17	2.25		-0.98		––		––		101

Class Y Shares
Six-month period ended 12-31-2009 (unaudited)	7.34	18.66		51	0.88	(4)	0.73	(4)	0.91	(4)	0.70	(4)	35
Fiscal year ended 6-30-2009	6.23	-26.47		50	0.88		0.77		0.91		0.74		69
Fiscal year ended 6-30-2008	9.36	4.08		49	0.85		0.09		0.87		0.07		65
Fiscal year ended 6-30-2007	9.86	10.06		54	0.86		0.07		0.87		0.06		81
Fiscal year ended 6-30-2006	9.76	13.28		49	0.87		-0.10		––		––		74
Fiscal year ended 6-30-2005	9.00	7.82		39	0.88		0.38		––		––		101

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Waddell & Reed Advisors Funds (amounts in thousands)

DECEMBER 31, 2009 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Waddell & Reed Advisors Funds, a Delaware statutory trust (the Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 act), as a diversified, open-end management investment company. Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Asset Strategy Fund, Waddell & Reed Advisors Continental Income Fund, Waddell & Reed Advisors Core Investment Fund, Waddell & Reed Advisors Dividend Opportunities Fund, Waddell & Reed Advisors Energy Fund, Waddell & Reed Advisors International Growth Fund, Waddell & Reed Advisors New Concepts Fund, Waddell & Reed Advisors Science and Technology Fund, Waddell & Reed Advisors Small Cap Fund, Waddell & Reed Advisors Tax-Managed Equity Fund, Waddell & Reed Advisors Value Fund and Waddell & Reed Advisors Vanguard Fund (each, a Fund) are each a series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in that Fund's prospectus and Statement of Additional Information. The investment manager to each Fund is Waddell & Reed Investment Management Company (WRIMCO or the Manager).

Each Fund (except Tax-Managed Equity Fund, which does not offer Class Y) offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, Class B and Class C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 96 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by each Fund.

Securities Valuation. Each Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the NYSE), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the average of the last bid and asked prices. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees.

To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the independent pricing service are valued using valuations obtained from dealers that make markets in the securities.

Gold bullion is valued at the last traded spot price reported by a pricing service prior to the close of the NYSE.

Options and swaps are valued by the independent pricing service unless the price is unavailable, in which case they are valued at either the mean between the last bid and asked price or using a valuation obtained from a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Mutual funds, including investment funds, are typically valued at the net asset value reported at the close of each business day.

Forward foreign currency contracts are valued daily based upon the closing prices of the forward currency rates determined at the close of the NYSE as provided by a bank, dealer or independent pricing service.

Senior loans are valued using a composite price from more than one broker or dealer as obtained from an independent pricing service.

Short-term securities with maturities of 60 days or less are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.

Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. In addition, all securities for which market values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees. As of December 31, 2009, the following had aggregate investments valued at fair value as shown.

Fund Name	Total Amount of Fair Valued Securities	Percent of Net Assets

Asset Strategy Fund	$1,639,844	50.69%
Continental Income Fund	6,616	1.08%
International Growth Fund	499,978	85.75%
Science and Technology Fund	187,023	8.17%

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Upon notification from issuers, some of the distributions received from a real estate investment trust or publically traded partnership may be redesignated as a reduction of cost of the related investment and/or realized gain.

Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis prior to settlement of the original purchase.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Credit Risk. Certain Funds may hold high-yield and/or non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default.

Foreign Currency Translation. Each Fund's accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service authorized by the Board of Trustees. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are valued as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading, primarily using an independent pricing service authorized by the Board of Trustees.

Repurchase Agreements. Each Fund may purchase securities subject to repurchase agreements, which are instruments under which the Fund purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, generally remains at least equal to the value of the agreement, including accrued interest thereon. The collateral for the repurchase agreement is held by a custodian bank.

Investments with Off-Balance Sheet Risk. Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (SEC) require that a Fund either delivers collateral or segregates assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods and swaps), the Fund will segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. Management of the Trust periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of and for the fiscal period ended December 31, 2009, management believes that under this standard no liability for unrecognized tax positions is required. The Funds are subject to examination by U.S. federal and state authorities for returns filed for tax years after 2004.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Custodian Fees. "Custodian fees" in the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund, at a rate equal to the custodian's prime rate less 150 basis points. The "Earnings credit" line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Trustees' Fees. Fees paid to the Trustees can be paid in cash or deferred to a later date, at the election of each Trustee according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations.

Indemnifications. The Trust's organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Concentration of Risk. Certain Funds may have a concentration of risk which includes, but is not limited to, investing in international securities. International investing involves additional risks including, but not limited to, currency fluctuations, political or economic conditions affecting the foreign country and differences in accounting standards and foreign regulations.

Other. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has performed a review for subsequent events through February 10, 2010, the date this report was issued.

2. INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS

Management Fees. WRIMCO, a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as each Fund's investment manager. WRIMCO provides investment advice, for which services it is paid a fee. Until September 30, 2006, the fee was payable by each Fund at the following annual rates and is accrued and paid daily:

Fund	Net Asset Breakpoints	Annual Rate

Accumulative Fund	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Asset Strategy Fund	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Continental Income Fund	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Core Investment Fund	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion up to $6 Billion	0.550%
	Over $6 Billion	0.500%

Dividend Opportunities Fund	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Energy Fund	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

International Growth Fund	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

New Concepts Fund	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Science and Technology Fund	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Small Cap Fund	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Tax-Managed Equity Fund	Up to $1 Billion	0.650%
	Over $1 Billion up to $2 Billion	0.600%
	Over $2 Billion up to $3 Billion	0.550%
	Over $3 Billion	0.500%

Value Fund	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Vanguard Fund	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Effective October 1, 2006, under terms of a settlement agreement reached in July 2006 (see Note 14), the fee is payable at the following annual rates for those Funds included in the settlement agreement:

Fund	Net Asset Breakpoints	Annual Rate

Accumulative Fund	Up to $1 Billion	0.660%
	Over $1 Billion up to $2 Billion	0.640%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Asset Strategy Fund	Up to $1 Billion	0.690%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Core Investment Fund	Up to $1 Billion	0.650%
	Over $1 Billion up to $2 Billion	0.640%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

International Growth Fund	Up to $1 Billion	0.820%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

New Concepts Fund	Up to $1 Billion	0.830%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Science and Technology Fund	Up to $1 Billion	0.830%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Small Cap Fund	Up to $1 Billion	0.830%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Value Fund	Up to $1 Billion	0.690%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Vanguard Fund	Up to $1 Billion	0.670%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Effective October 1, 2007, the following new breakpoints were added for Core Investment Fund:

Over $5 Billion up to $6 Billion	0.525%
Over $6 Billion	0.500%

Effective June 29, 2009 the fee is payable at the following annual rates for Continental Income Fund:

Up to $1 Billion	0.680%
Over $1 Billion up to $2 Billion	0.650%
Over $2 Billion up to $3 Billion	0.600%
Over $3 Billion	0.550%

WRIMCO has voluntarily agreed to waive a Fund's management fee on any day that the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

Accounting Services Fees. The Trust has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), doing business as WI Services Company (WISC), an affiliate of W&R. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)				Annual Fee Rate for Each Level

From	$0	to	$10	$0
From	$10	to	$25	$11.5
From	$25	to	$50	$23.1
From	$50	to	$100	$35.5
From	$100	to	$200	$48.4
From	$200	to	$350	$63.2
From	$350	to	$550	$82.5
From	$550	to	$750	$96.3
From	$750	to	$1,000	$121.6
From	$1,000 and Over			$148.5

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Administrative Fee. Each Fund also pays WISC a monthly fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund's net assets are at least $10 million.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B and Class C shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.5792. For Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.
Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries.
Non-networked accounts. Each Fund pays WISC an annual fee (payable monthly) for each account of the Fund that is non-networked and is as shown above; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios, Ivy Funds and Ivy Funds, Inc.) reaches certain levels.
Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

Distribution and Service Plan for Class A Shares. Under a Distribution and Service Plan for Class A shares adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's average annual net assets. The fee is paid daily to compensate W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class either directly or by third parties. For each of Accumulative Fund, Core Investment Fund and Tax-Managed Equity Fund, the Board of Trustees has limited payments to 0.234%, 0.249% and 0.236%, respectively, of the Fund's average Class A net assets on an annual basis. The Board may in the future, without shareholder approval, authorize payments up to a maximum of 0.25% of the Fund's average Class A net assets on an annual basis, if it determines to do so.

Distribution and Service Plan for Class B and Class C Shares. Under the Distribution and Service Plan adopted by the Trust for Class B and Class C shares, respectively, each Fund may pay W&R a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund's average annual net assets attributable to that class to compensate W&R for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Sales Charges. As principal underwriter for the Trust's shares, W&R receives sales commissions (which are not an expense of the Trust) for sales of Class A shares. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class B, Class C or certain Class A shares and is paid to W&R. During the six-month period ended December 31, 2009, W&R received the following amounts in sales commissions and CDSC:

	Gross Sales Commissions	CDSC
		Class A		Class B		Class C

Accumulative Fund	$362	$––		$8		$––	*
Asset Strategy Fund	4,114	1		34		10
Continental Income Fund	246	––	*	2		––	*
Core Investment Fund	974	––		9		––	*
Dividend Opportunities Fund	453	––		5		––	*
Energy Fund	270	––	*	2		––	*
International Growth Fund	176	––		2		––	*
New Concepts Fund	646	––		6		––	*
Science and Technology Fund	1,192	––		10		––	*
Small Cap Fund	394	––		6		––	*
Tax-Managed Equity Fund	91	1		––	*	––	*
Value Fund	188	––		4		––	*
Vanguard Fund	439	––		4		––	*

* Not shown due to rounding.

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the Trust's shares, except for registration fees and related expenses. During the six-month period ended December 31, 2009, the following amounts were paid by W&R:

Accumulative Fund	$221
Asset Strategy Fund	2,540
Continental Income Fund	146
Core Investment Fund	568
Dividend Opportunities Fund	289
Energy Fund	162
International Growth Fund	103
New Concepts Fund	396
Science and Technology Fund	711
Small Cap Fund	249
Tax-Managed Equity Fund	64
Value Fund	117
Vanguard Fund	264

Waivers and Limits of Expenses. During the six-month period ended December 31, 2009, the following amounts were waived as a result of the reduced management fees related to the settlement agreement:

Accumulative Fund	$216
Asset Strategy Fund	50
Continental Income Fund	61
Core Investment Fund	256
International Growth Fund	84
New Concepts Fund	99
Science and Technology Fund	101
Small Cap Fund	64
Value Fund	17
Vanguard Fund	151

For each of Accumulative Fund, Core Investment Fund and Tax-Managed Equity Fund, the Board of Trustees has limited Rule 12b-1 payments to 0.234%, 0.249% and 0.236%, respectively, of the Fund's average Class A net assets on an annual basis. During the six-month period ended December 31, 2009, the following amounts represent the difference between 0.25% and the reduced Rule 12b-1 fees:

Accumulative Fund	$101
Core Investment Fund	13
Tax-Managed Equity Fund	9

3. INVESTMENT VALUATIONS

Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of each Fund's investments by the above fair value hierarchy levels as of December 31, 2009:

Fund	Level 1	Level 2	Level 3

Accumulative Fund
Assets
Investments in Securities
Common Stocks	$1,225,841	$––	$––
Short-Term Securities	––	124,966	––

Total Investments in Securities	$1,225,841	$124,966	$––

Liabilities
Written Options	$126	$––	$––

Asset Strategy Fund
Assets
Investments in Securities
Common Stocks	$958,840	$1,639,844	$––
Investment Funds	––	––	5,104
Corporate Debt Securities	––	19,429	––
United States Government Agency Obligations	––	9,820	––
Bullion	504,083	––	––
Short-Term Securities	––	48,967	––

Total Investments in Securities	$1,462,923	$1,718,060	$5,104

Forward Foreign Currency Contracts	$––	$17,261	$––
Liabilities
Forward Foreign Currency Contracts	$––	$4,678	$––

Continental Income Fund
Assets
Investments in Securities
Common Stocks	$442,095	$6,615	$––
Corporate Debt Securities	––	77,739	––
Other Government Securities	––	1,504	––
United States Government Agency Obligations	––	17,906	––
United States Government Obligations	––	47,199	––
Short-Term Securities	––	19,100	––

Total Investments in Securities	$442,095	$170,063	$––

Core Investment Fund
Assets
Investments in Securities
Common Stocks	$2,517,444	$––	$––
Short-Term Securities	––	141,342	––

Total Investments in Securities	$2,517,444	$141,342	$––

Dividend Opportunities Fund
Assets
Investments in Securities
Common Stocks	$623,737	$––	$––
Short-Term Securities	––	12,445	––

Total Investments in Securities	$623,737	$12,445	$––

Energy Fund
Assets
Investments in Securities
Common Stocks	$205,791	$––	$––
Short-Term Securities	––	11,333	––

Total Investments in Securities	$205,791	$11,333	$––

International Growth Fund
Assets
Investments in Securities
Common Stocks	$60,219	$483,048	$––
Preferred Stocks	––	16,930	––
Short-Term Securities	––	20,306	––

Total Investments in Securities	$60,219	$520,284	$––

Forward Foreign Currency Contracts	$––	$2,102	$––

New Concepts Fund
Assets
Investments in Securities
Common Stocks	$1,087,243	$––	$––
Corporate Debt Securities	––	1,820	––
Short-Term Securities	––	16,986	––

Total Investments in Securities	$1,087,243	$18,806	$––

Science and Technology Fund
Assets
Investments in Securities
Common Stocks	$2,085,169	$187,022	$––
Short-Term Securities	––	47,103	––

Total Investments in Securities	$2,085,169	$234,125	$––

Small Cap Fund
Assets
Investments in Securities
Common Stocks	$673,428	$––	$––
Short-Term Securities	––	20,938	––

Total Investments in Securities	$673,428	$20,938	$––

Tax-Managed Equity Fund
Assets
Investments in Securities
Common Stocks	$138,593	$––	$––
Short-Term Securities	––	6,157	––

Total Investments in Securities	$138,593	$6,157	$––

Value Fund
Assets
Investments in Securities
Common Stocks	$360,453	$––	$––
Short-Term Securities	––	9,017	––

Total Investments in Securities	$360,453	$9,017	$––

Liabilities
Written Options	$372	$––	$––

Vanguard Fund
Assets
Investments in Securities
Common Stocks	$1,218,001	$––	$––

Total Investments in Securities	$1,218,001	$––	$––

The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Fund	Investment Funds	Corporate Debt Securities	Put Options	Call Options	Written Options

Asset Strategy Fund
Beginning Balance 7-1-09	$4,114	$––	$43,231	$––	$––
Net realized gain (loss)	––	––	(88,081)	––	––
Net unrealized appreciation (depreciation)	990	––	46,811	––	––
Net purchases (sales)	––	––	(1,961)	––	––
Transfers in and/or (out) of Level 3 during the period	––	––	––	––	––

Ending Balance 12-31-09	$5,104	$––	$––	$––	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-09	$990	$––	$––	$––	$––

New Concepts Fund
Beginning Balance 7-1-09	$––	$––	$––	$1,553	$(1,870)
Net realized gain (loss)	––	––	––	(1,013)	1,901
Net unrealized appreciation (depreciation)	––	––	––	863	(305)
Net purchases (sales)	––	––	––	(1,403)	274
Transfers in and/or (out) of Level 3 during the period	––	––	––	––	––

Ending Balance 12-31-09	$––	$––	$––	$––	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-09	$––	$––	$––	$––	$––

Science and Technology Fund
Beginning Balance 7-1-09	$––	$4,358	$––	$––	$––
Net realized gain (loss)	––	1,408	––	––	––
Net unrealized appreciation (depreciation)	––	(1,433)	––	––	––
Net purchases (sales)	––	(4,333)	––	––	––
Transfers in and/or (out) of Level 3 during the period	––	––	––	––	––

Ending Balance 12-31-09	$––	$––	$––	$––	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-09	$––	$––	$––	$––	$––

Value Fund
Beginning Balance 7-1-09	$––	$––	$––	$––	$(97)
Net realized gain (loss)	––	––	––	––	157
Net unrealized appreciation (depreciation)	––	––	––	––	(60)
Net purchases (sales)	––	––	––	––	––
Transfers in and/or (out) of Level 3 during the period	––	––	––	––	––

Ending Balance 12-31-09	$––	$––	$––	$––	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-09	$––	$––	$––	$––	$––

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities, respectively. Additionally, the net change in unrealized appreciation for all Level 3 investments still held as of December 31, 2009, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities.

Securities' values included in the reconciliations above have been primarily determined through the use of a single quote (or multiple quotes) from dealer(s) in the securities using proprietary valuation models. These quotes involve significant unobservable inputs, and thus the related securities are classified as Level 3 investments.

4. INVESTMENT SECURITIES TRANSACTIONS

For the six-month period ended December 31, 2009, the cost of purchases and the proceeds from maturities and sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	Purchases	Sales

Accumulative Fund	$248,623	$306,517
Asset Strategy Fund	1,171,892	1,100,729
Continental Income Fund	168,318	188,809
Core Investment Fund	1,121,550	1,274,299
Dividend Opportunities Fund	135,179	100,705
Energy Fund	19,081	14,084
International Growth Fund	257,044	257,057
New Concepts Fund	237,324	209,973
Science and Technology Fund	779,701	589,062
Small Cap Fund	244,253	213,030
Tax-Managed Equity Fund	24,826	10,465
Value Fund	107,719	102,813
Vanguard Fund	399,203	431,402

Purchases of and proceeds from maturities and sales of U.S. Government securities were:

	Purchases	Sales

Continental Income Fund	$5,032	$20,332

5. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the Funds' distributed and undistributed earnings and profit for the fiscal year ended June 30, 2009 and the related net capital losses and post-October activity updated with information available through the date of this report were as follows:

	Accumulative Fund	Asset Strategy Fund	Continental Income Fund	Core Investment Fund	Dividend Opportunities Fund	Energy Fund	International Growth Fund

Net ordinary income	$7,392	$10,535	$5,812	$22,277	$6,770	$––	$6,044
Distributed ordinary income	5,935	187,085	6,574	27,228	6,407	69	5,799
Undistributed ordinary income	2,909	10,510	––	3,205	803	––	6,038

Realized long term capital gains	––	––	––	1,560	––	––	––
Distributed long term capital gains	––	428,393	4,769	1,662	––	3,796	––
Undistributed long term capital gains	––	––	––	––	––	––	––

Post-October losses deferred	281,071	352,545	3,275	361,021	66,278	16,110	84,082

	New Concepts Fund	Science and Technology Fund	Small Cap Fund	Tax-Managed Equity Fund	Value Fund	Vanguard Fund

Net ordinary income	$––	$––	$––	$––	$4,287	$3,715
Distributed ordinary income	1,141	44,376	––	––	4,522	3,940
Undistributed ordinary income	––	––	––	––	1,776	2,501

Realized long term capital gains	––	––	––	––	––	––
Distributed long term capital gains	140,816	135,626	––	––	––	88,084
Undistributed long term capital gains	––	––	––	––	––	––

Tax return of capital	––	––	2,384	––	––	––

Post-October losses deferred	12,199	12,136	71,778	8,451	27,505	76,780

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses and currency losses incurred between each November 1 and the end of its fiscal year (post-October losses). Distributions shown above may be reported differently to individual shareholders.

Capital loss carryovers are available to offset future realized capital gain net income incurred in the eight taxable years succeeding the loss year for Federal income tax purposes. The following table shows the totals by year in which the capital loss carryovers will expire if not utilized.

	Accumulative Fund	Asset Strategy Fund	Continental Income Fund	Dividend Opportunities Fund	Energy Fund	International Growth Fund

June 30, 2010	$917	$––	$10,761	$––	$––	$––
June 30, 2011	104,385	––	––	––	––	83,095
June 30, 2012	––	––	––	––	––	20,678
June 30, 2013	37,199	––	––	––	––	––
June 30, 2016	––	––	64,214	96	––	––
June 30, 2017	––	260,899	4,495	12,662	9,079	29,241

Total carryover	$142,501	$260,899	$79,470	$12,758	$9,079	$133,014

	New Concepts Fund	Science and Technology Fund	Small Cap Fund	Tax-Managed Equity Fund	Value Fund	Vanguard Fund

June 30, 2011	$––	$––	$––	$6,344	$––	$––
June 30, 2012	––	––	––	78	––	––
June 30, 2017	6,101	14,037	57,591	909	31,640	68,091

Total carryover	$6,101	$14,037	$57,591	$7,331	$31,640	$68,091

Retirement Shares was merged into Continental Income Fund as of June 29, 2009 (see Note 13). At the time of the merger, Retirement Shares had capital loss carryovers available to offset future gains of Continental Income Fund. These carryovers are limited to $10,761 for the period ending June 30, 2010 and $10,702 for each period ending from June 30, 2011 through 2016 plus any unused limitations from prior years.
Ivy Growth Fund, one of the mutual funds managed by Ivy Investment Management Company (formerly Waddell & Reed Ivy Investment Company), was merged into Accumulative Fund as of June 15, 2003. At the time of the merger, Ivy Growth Fund had capital loss carryovers available to offset future gains of the Fund. These carryovers are limited to $917 for the period ending June 30, 2010.

6. MULTICLASS OPERATIONS

The Trust has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six months ended 12-31-09		Fiscal year ended 6-30-09

Accumulative Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	14,175	$85,852	32,170	$177,422
Class B	128	714	445	2,331
Class C	80	438	412	2,089
Class Y	549	3,536	100	568
Shares issued in reinvestment of distributions to shareholders:
Class A	815	5,192	1,113	5,563
Class B	––	––	––	––
Class C	––	––	––	––
Class Y	3	23	6	30
Shares redeemed:
Class A	(16,294)	(98,395)	(49,222)	(269,029)
Class B	(788)	(4,407)	(2,035)	(10,580)
Class C	(204)	(1,144)	(706)	(3,641)
Class Y	(603)	(3,852)	(125)	(683)

Net decrease	(2,139)	$(12,043)	(17,842)	$(95,930)

	Six months ended 12-31-09		Fiscal year ended 6-30-09

Asset Strategy Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	35,198	$290,447	83,004	$693,101
Class B	912	7,350	2,495	20,749
Class C	1,243	10,054	3,344	27,927
Class Y	2,645	22,523	6,059	62,667
Shares issued in reinvestment of distributions to shareholders:
Class A	1,208	10,353	81,217	547,410
Class B	––	––	4,443	29,501
Class C	––	––	2,867	19,065
Class Y	39	336	1,205	8,147
Shares redeemed:
Class A	(26,306)	(217,159)	(81,566)	(695,155)
Class B	(1,953)	(15,708)	(5,813)	(48,852)
Class C	(1,235)	(9,992)	(4,397)	(38,171)
Class Y	(2,964)	(25,055)	(3,381)	(32,327)

Net increase	8,787	$73,149	89,477	$594,062

	Six months ended 12-31-09		Fiscal year ended 6-30-09

Continental Income Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	2,786	$20,020	6,010	$40,367
Class B	72	515	128	862
Class C	58	412	182	1,258
Class Y	174	1,294	45	297
Shares issued in connection with merger of Retirement Shares:
Class A	––	––	33,973	223,548
Class B	––	––	548	3,605
Class C	––	––	245	1,610
Class Y	––	––	516	3,393
Shares issued in reinvestment of distributions to shareholders:
Class A	505	3,700	1,632	10,666
Class B	2	18	31	199
Class C	2	13	14	94
Class Y	5	36	4	28
Shares redeemed:
Class A	(7,281)	(52,220)	(12,840)	(85,692)
Class B	(293)	(2,099)	(637)	(4,246)
Class C	(85)	(606)	(307)	(2,059)
Class Y	(178)	(1,327)	(40)	(268)

Net increase (decrease)	(4,233)	$(30,244)	29,504	$193,662

	Six months ended 12-31-09		Fiscal year ended 6-30-09

Core Investment Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	18,180	$85,832	43,624	$183,003
Class B	424	1,865	1,066	4,036
Class C	245	1,087	731	2,791
Class Y	7,084	32,121	1,175	4,793
Shares issued in reinvestment of distributions to shareholders:
Class A	1,732	8,350	6,849	26,874
Class B	––	––	7	27
Class C	––	––	2	9
Class Y	67	320	125	497
Shares redeemed:
Class A	(40,964)	(192,488)	(130,577)	(550,472)
Class B	(1,335)	(5,763)	(4,726)	(18,810)
Class C	(389)	(1,695)	(1,259)	(5,006)
Class Y	(2,250)	(10,919)	(808)	(3,419)

Net decrease	(17,206)	$(81,290)	(83,791)	$(355,677)

	Six months ended 12-31-09		Fiscal year ended 6-30-09

Dividend Opportunities Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	5,815	$70,870	19,654	$223,519
Class B	67	806	428	4,707
Class C	66	793	570	6,259
Class Y	173	2,177	225	2,477
Shares issued in reinvestment of distributions to shareholders:
Class A	237	2,943	541	6,025
Class B	––	––	4	41
Class C	1	6	5	48
Class Y	7	85	14	161
Shares redeemed:
Class A	(6,148)	(75,365)	(15,386)	(173,076)
Class B	(340)	(4,154)	(745)	(8,533)
Class C	(241)	(2,942)	(704)	(7,904)
Class Y	(186)	(2,354)	(118)	(1,369)

Net increase (decrease)	(549)	$(7,135)	4,488	$52,355

	Six months ended 12-31-09		Fiscal year ended 6-30-09

Energy Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	2,243	$23,049	7,708	$76,487
Class B	39	379	191	1,943
Class C	39	395	198	1,914
Class Y	191	2,118	122	1,348
Shares issued in reinvestment of distributions to shareholders:
Class A	––	––	447	3,541
Class B	––	––	17	131
Class C	––	––	15	113
Class Y	––	––	5	42
Shares redeemed:
Class A	(1,936)	(19,671)	(6,493)	(60,815)
Class B	(68)	(664)	(284)	(2,700)
Class C	(42)	(417)	(231)	(2,128)
Class Y	(194)	(2,157)	(95)	(952)

Net increase	272	$3,032	1,600	$18,924

	Six months ended 12-31-09		Fiscal year ended 6-30-09

International Growth Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	2,862	$23,015	6,408	$44,167
Class B	99	759	223	1,460
Class C	59	460	152	1,001
Class Y	3,773	28,981	603	3,836
Shares issued in reinvestment of distributions to shareholders:
Class A	640	5,315	840	5,290
Class B	1	7	––	––
Class C	1	10	––	––
Class Y	94	777	61	384
Shares redeemed:
Class A	(5,024)	(40,179)	(14,248)	(97,720)
Class B	(225)	(1,661)	(659)	(4,395)
Class C	(88)	(677)	(190)	(1,218)
Class Y	(932)	(7,766)	(617)	(4,144)

Net increase (decrease)	1,260	$9,041	(7,427)	$(51,339)

	Six months ended 12-31-09		Fiscal year ended 6-30-09

New Concepts Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	10,112	$82,361	15,384	$108,655
Class B	199	1,373	308	1,865
Class C	113	802	173	1,096
Class Y	774	7,164	114	851
Shares issued in reinvestment of distributions to shareholders:
Class A	––	––	23,479	131,953
Class B	––	––	873	4,243
Class C	––	––	321	1,580
Class Y	––	––	283	1,672
Shares redeemed:
Class A	(9,370)	(76,433)	(31,139)	(216,500)
Class B	(507)	(3,515)	(1,737)	(10,821)
Class C	(107)	(761)	(615)	(3,839)
Class Y	(915)	(8,311)	(1,030)	(7,565)

Net increase	299	$2,680	6,414	$13,190

	Six months ended 12-31-09		Fiscal year ended 6-30-09

Science and Technology Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	11,443	$99,450	23,885	$178,326
Class B	301	2,163	832	5,148
Class C	263	1,903	490	3,045
Class Y	1,534	14,903	1,533	12,368
Shares issued in reinvestment of distributions to shareholders:
Class A	954	8,696	25,957	160,155
Class B	30	229	874	4,556
Class C	10	75	206	1,078
Class Y	29	281	788	5,180
Shares redeemed:
Class A	(16,359)	(142,239)	(46,057)	(341,108)
Class B	(927)	(6,751)	(2,580)	(16,653)
Class C	(208)	(1,537)	(578)	(3,715)
Class Y	(1,731)	(16,747)	(1,658)	(13,624)

Net increase (decrease)	(4,661)	$(39,574)	3,692	$(5,244)

	Six months ended 12-31-09		Fiscal year ended 6-30-09

Small Cap Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	5,573	$57,800	7,477	$64,748
Class B	181	1,659	226	1,756
Class C	96	892	164	1,228
Class Y	1,358	15,167	2,362	21,975
Shares issued in reinvestment of distributions to shareholders:
Class A	––	––	230	1,717
Class B	––	––	––	––
Class C	––	––	––	––
Class Y	––	––	83	650
Shares redeemed:
Class A	(3,468)	(36,745)	(11,024)	(93,936)
Class B	(481)	(4,525)	(1,445)	(11,455)
Class C	(103)	(1,009)	(373)	(3,004)
Class Y	(1,626)	(17,845)	(4,094)	(37,603)

Net increase (decrease)	1,530	$15,394	(6,394)	$(53,924)

	Six months ended 12-31-09		Fiscal year ended 6-30-09

Tax-Managed Equity Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	1,640	$16,839	5,817	$50,434
Class B	20	193	78	600
Class C	61	568	174	1,401
Class Y*	––	––	26	225
Shares issued in reinvestment of distributions to shareholders:
Class A	10	111	––	––
Class B	––	––	––	––
Class C	––	––	––	––
Class Y*	––	––	––	––
Shares redeemed:
Class A	(787)	(8,045)	(3,036)	(26,101)
Class B	(31)	(287)	(129)	(1,105)
Class C	(49)	(469)	(159)	(1,289)
Class Y*	––	––	(26)	(223)

Net increase	864	$8,910	2,745	$23,942

*All capital and shares related to Class Y were reorganized into an affiliated fund on May 18, 2009.

	Six months ended 12-31-09		Fiscal year ended 6-30-09

Value Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	4,084	$39,991	7,537	$62,294
Class B	159	1,530	186	1,490
Class C	100	969	203	1,739
Class Y	290	2,902	709	5,643
Shares issued in reinvestment of distributions to shareholders:
Class A	238	2,395	498	3,851
Class B	1	7	10	77
Class C	1	7	5	34
Class Y	36	358	63	486
Shares redeemed:
Class A	(3,298)	(31,953)	(10,946)	(89,968)
Class B	(451)	(4,216)	(1,132)	(9,117)
Class C	(102)	(964)	(526)	(4,348)
Class Y	(430)	(4,253)	(261)	(2,200)

Net increase (decrease)	628	$6,773	(3,654)	$(30,019)

	Six months ended 12-31-09		Fiscal year ended 6-30-09

Vanguard Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	9,294	$62,162	22,740	$142,941
Class B	135	777	366	2,079
Class C	87	504	256	1,472
Class Y	2,348	16,204	3,397	21,772
Shares issued in reinvestment of distributions to shareholders:
Class A	544	3,799	15,436	83,511
Class B	––	––	455	2,145
Class C	––	––	164	779
Class Y	67	481	555	3,097
Shares redeemed:
Class A	(14,638)	(97,326)	(41,391)	(263,100)
Class B	(569)	(3,246)	(2,202)	(12,634)
Class C	(198)	(1,142)	(703)	(3,925)
Class Y	(3,462)	(25,306)	(1,098)	(7,258)

Net decrease	(6,392)	$(43,093)	(2,025)	$(29,121)

7. DERIVATIVE INSTRUMENTS

Forward Foreign Currency Contracts. Each Fund may enter into forward foreign currency contracts (forward contracts) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

Risks to a Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

Futures Contracts. Each Fund may engage in buying and selling futures contracts. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified in the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

Swap Agreements. Each Fund may invest in swap agreements.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. A Fund may enter into credit default swaps in which either it or its counterparty act as the guarantor.

Total return swaps involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities representing a variety of securities or a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Variance swaps involve a contract in which two parties agree to exchange cash flows based on the measured variance of a specified underlying security or index during a certain time period. On the trade date, the two parties agree on the strike price of the contract (the reference level against which cash flows are exchanged), as well as the number of units in the transaction and the length of the contract. Like an option contract, the value of a variance swap is influenced by both realized and implied volatility, as well as the passage of time. A Fund may enter into variance swaps to manage volatility risk.

The creditworthiness of firms with which a Fund enters into a swap agreement is monitored by WRIMCO. If a firm's creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction.

Option Contracts. Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. For each Fund, when a written put is exercised, the cost basis of the securities purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund's exposure to the underlying security (or basket of securities). With written options, there may be times when a Fund will be required to purchase or sell securities to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying security (or basket of securities). Additionally, to the extent a Fund enters into over-the-counter (OTC) option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Collateral. The Fund may mitigate counterparty risk through credit support annexes (CSA) included with an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement which is the standard contract governing most derivative transactions between the Fund and each of its counterparties. The CSA allows the Fund to offset with its counterparty certain derivative financial instruments' payables and/or receivables with collateral, which is generally held by the Fund's custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 1 "Segregation and Collateralization" for additional information with respect to collateral practices.

Objectives and Strategies

Accumulative Fund. The Fund's objective in using derivatives during the period was to enhance the performance of the Fund by adding premium income from written options. To achieve this objective, the Fund had written primarily deep out of the money calls and puts on individual domestic equity securities.

Fair values of derivative instruments as of December 31, 2009:

	Asset Derivatives		Liability Derivatives

Type of Derivative	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Equity	N/A	N/A	Written options at market value	$126

The effect of derivative instruments on the Statement of Operations for the fiscal period ended December 31, 2009:

Type of Derivative	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Equity	Net realized gain (loss) on investments in unaffiliated securities and written options/Net change in unrealized appreciation (depreciation) on written options	$1,506	$(130)

During the fiscal period ended December 31, 2009, the Fund's average number of written option contracts outstanding was 7.

Asset Strategy Fund. The Fund's objectives in using derivatives during the period included hedging market risk on equity securities, increasing exposure to various equity markets, managing exposure to various foreign currencies, managing exposure to precious metals, and hedging certain event risks on positions held by the Fund. To achieve the objective of hedging market risk and increasing exposure to equity markets, the Fund utilized futures and option contracts, both short and long, on foreign and domestic equity indices. To manage foreign currency exposure, the Fund utilized forward contracts to either increase or decrease exposure to a given currency. To manage exposure to precious metals, the Fund utilized gold futures contracts. To manage event risks, the Fund utilized options, both written and purchased, on individual equity securities owned by the Fund.

Fair values of derivative instruments as of December 31, 2009:

Type of Derivative	Asset Derivatives		Liability Derivatives

	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Equity	N/A	$0	N/A	$0
Foreign currency	Unrealized appreciation on forward foreign currency contracts	17,261	Unrealized depreciation on forward foreign currency contracts	4,678
Commodities	N/A	0	N/A	0

Total		$17,261		$4,678

The effect of derivative instruments on the Statement of Operations for the fiscal period ended December 31, 2009:

Type of Derivative	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Equity	Net realized gain (loss) on investments in unaffiliated securities and written options and futures contracts/Net change in unrealized appreciation (depreciation) on investments in unaffiliated securities	$(111,575)	$46,810
Foreign currency	Net realized gain (loss) on forward foreign currency contracts/ Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	(8,094)	14,095
Commodities	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	460	(110)

Total		$(119,209)	$60,795

During the fiscal period ended December 31, 2009, the Fund's average principal amount outstanding for forward contracts and market value outstanding for futures contracts were as follows: short forward contracts - $342,591, long forward contracts - $346,135, long futures contracts - $82,632. Additionally, the Fund's average number of purchased option contracts and written option contracts outstanding was 6 and 2, respectively.

International Growth Fund. The Fund's objective in using derivatives during the period was to manage the exposure to various foreign currencies. To achieve this objective, the Fund utilized forward contracts to either increase or decrease exposure to a given currency.

Fair values of derivative instruments as of December 31, 2009:

	Asset Derivatives		Liability Derivatives

Type of Derivative	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign currency	Unrealized appreciation on forward foreign currency contracts	$2,102	N/A	N/A

The effect of derivative instruments on the Statement of Operations for the fiscal period ended December 31, 2009:

Type of Derivative	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Foreign currency	Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	N/A	$2,102

During the fiscal period ended December 31, 2009, the Fund's average principal amount outstanding for short forward contracts was $8,015.

New Concepts Fund. The Fund's objectives to using derivatives during the period was to both gain exposure to certain sectors and to hedge certain event risks on positions held by the Fund. To achieve these objectives, the Fund has primarily utilized options, both written and purchased, on either an index or on individual or baskets of equity securities.

There were no open derivative instruments as of December 31, 2009.

The effect of derivative instruments on the Statement of Operations for the fiscal period ended December 31, 2009:

Type of Derivative	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Equity	Net realized gain (loss) on investments in unaffiliated securities and written options/ Net change in unrealized appreciation (depreciation) on investments in unaffiliated securities and written options	$1,898	$558

During the fiscal period ended December 31, 2009, the Fund's average number of purchased option contracts and written option contracts outstanding was 5 and 6, respectively.

Value Fund. The Fund's objective in using derivatives during the period has been to generate additional income from written option premiums. To achieve these objectives, the Fund has primarily written put and call options on equity securities the Fund owns.

Fair values of derivative instruments as of December 31, 2009:

	Asset Derivatives		Liability Derivatives

Type of Derivative	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Equity	N/A	N/A	Written options at market value	$372

The effect of derivative instruments on the Statement of Operations for the fiscal period ended December 31, 2009:

Type of Derivative	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Equity	Net realized gain (loss) on written options/Net change in unrealized appreciation (depreciation) on written options	$1,466	$(92)

During the fiscal period ended December 31, 2009, the Fund's average number of written option contracts outstanding was 14.

8. WRITTEN OPTION ACTIVITY

For Accumulative Fund, transactions in written call options were as follows:

	Number of Contracts	Premium Received

Outstanding at June 30, 2009	3	$272
Options written	19	1,295
Options terminated in closing purchase transactions	(11)	(746)
Options exercised	(3)	(227)
Options expired	(6)	(437)

Outstanding at December 31, 2009	2	$157

For Accumulative Fund, transactions in written put options were as follows:

	Number of Contracts	Premium Received

Outstanding at June 30, 2009	2	$157
Options written	21	1,312
Options terminated in closing purchase transactions	(13)	(844)
Options exercised	(1)	(69)
Options expired	(8)	(477)

Outstanding at December 31, 2009	1	$79

For Asset Strategy Fund, transactions in written call options were as follows:

	Number of Contracts		Premium Received

Outstanding at June 30, 2009	––		$––
Options written	3		6,729
Options terminated in closing purchase transactions	(3)		(6,372)
Options exercised	––		––
Options expired	––	*	(357)

Outstanding at December 31, 2009	––		$––

*Not shown due to rounding.

For Asset Strategy Fund, transactions in written put options were as follows:

	Number of Contracts	Premium Received

Outstanding at June 30, 2009	––	$––
Options written	4	10,719
Options terminated in closing purchase transactions	(2)	(5,379)
Options exercised	––	––
Options expired	(2)	(5,340)

Outstanding at December 31, 2009	––	$––

For New Concepts Fund, transactions in written call options were as follows:

	Number of Contracts	Premium Received

Outstanding at June 30, 2009	––	$––
Options written	4	514
Options terminated in closing purchase transactions	(3)	(344)
Options exercised	––	––
Options expired	(1)	(170)

Outstanding at December 31, 2009	––	$––

For New Concepts Fund, transactions in written put options were as follows:

	Number of Contracts	Premium Received

Outstanding at June 30, 2009	17	$2,175
Options written	7	282
Options terminated in closing purchase transactions	(17)	(2,175)
Options exercised	(5)	(118)
Options expired	(2)	(164)

Outstanding at December 31, 2009	––	$––

For Value Fund, transactions in written call options were as follows:

	Number of Contracts	Premium Received

Outstanding at June 30, 2009	6	$217
Options written	35	1,198
Options terminated in closing purchase transactions	(9)	(454)
Options exercised	(3)	(115)
Options expired	(22)	(698)

Outstanding at December 31, 2009	7	$148

For Value Fund, transactions in written put options were as follows:

	Number of Contracts	Premium Received

Outstanding at June 30, 2009	6	$322
Options written	15	929
Options terminated in closing purchase transactions	(2)	(173)
Options exercised	––	––
Options expired	(11)	(567)

Outstanding at December 31, 2009	8	$511

9. SENIOR LOANS

A Fund invests in senior secured corporate loans (senior loans) either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. Senior loans are generally made to U.S. and foreign borrowers that are corporations, partnerships, or other business entities. Senior loans are generally readily marketable, but some loans may be illiquid or be subject to some restrictions on resale.

Certain senior loans contain provisions that obligate a Fund to fund future commitments at the borrower's discretion. At December 31, 2009, there were no such unfunded commitments.

10. COMMITMENTS

In connection with Asset Strategy Fund's investment in Vietnam Azalea Fund Limited (VAF), the Fund is contractually committed to provide additional capital of up to $3,732 if and when VAF requests such contributions or draw downs. The total commitment is limited to $11,000. At December 31, 2009, Asset Strategy Fund had made a total contribution of $7,268. No public market currently exists for the shares of VAF nor are the shares listed on any securities exchange. VAF intends to become listed within one year after the final commitment has been drawn down. VAF's investment strategy is to make minority investments in future blue-chip Vietnamese companies that are already listed or intend to be listed in the next 24 months.

11. AFFILIATED COMPANY TRANSACTIONS

A summary of the transactions in affiliated companies during the fiscal period ended December 31, 2009 follows:

Fund	6-30-09 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)	Distributions Received	12-31-09 Share Balance	12-31-09 Market Value

Asset Strategy Fund
Vietnam Azalea Fund Limited(1)	1,100	$––	$––	$––	$––	1,100	$5,104

Science and Technology Fund
ACI Worldwide, Inc.(1)	3,773	$1,168	$––	$55	$––	3,855	$66,113
Animal Health International, Inc.(1)	2,588	––	––	––	––	2,588	6,211
Aspen Technology, Inc.(1)	8,549	5,485	––	––	––	9,112	89,298
ESCO Technologies Inc.	1,849	––	––	––	148	1,849	66,289
Euronet Worldwide, Inc.(1)	2,570	2,669	––	––	––	2,678	58,772
Lawson Software, Inc.(1)	9,315	––	––	––	––	9,315	61,946
POWER-ONE, INC.(1)	6,152	––	––	––	––	6,152	26,760
Telvent GIT, S.A.	2,365	10,505	––	––	––	2,743	106,914
Ultralife Corporation(1)(2)	1,284	––	17,510	(12,227)	––	––	N/A

					$148		$482,303

Small Cap Fund
Sonic Solutions(1)(2)	1,427	$––	$––	$––	$––	1,427	N/A
Stratasys, Inc.(1)	1,120	1,981	––	––	––	1,267	21,901

					$––		$21,901

(1)No dividends were paid during the preceding 12 months.

(2)Company was no longer an affiliate at December 31, 2009.

12. IN-KIND REDEMPTIONS

A Fund may, under certain circumstances, redeem portfolio securities rather than cash for a redemption of Fund shares (in-kind redemption). The Fund recognizes a gain or loss on in-kind redemptions to the extent that the value of the redeemed securities differs on the date of the redemption from the cost of those securities. Gains and losses realized from in-kind redemptions are not recognized for tax purposes but rather are reclassified from accumulated undistributed net realized loss to paid-in capital. During the fiscal year ended June 30, 2009, Accumulative Fund realized $3,920 of net capital losses resulting from in-kind redemptions of $21,670. During the fiscal year ended June 30, 2009, Tax-Managed Equity Fund realized $3 of net capital gains resulting from in-kind redemptions of $178.

13. ACQUISITION OF RETIREMENT SHARES BY CONTINENTAL INCOME FUND

On June 29, 2009, Continental Income Fund acquired all the net assets of Retirement Shares pursuant to a plan of reorganization approved by the Board of Trustees on February 4, 2009. The acquisition was accomplished by a tax-free exchange of 35,282 shares of Continental Income Fund (valued at $232,156) for the 42,551 shares of Retirement Shares outstanding on June 29, 2009. Retirement Shares had net assets of $232,156, including $6,922 of net unrealized appreciation in value of investments and $318,585 of accumulated net realized losses on investments, which were combined with those of Continental Income Fund. The aggregate net assets of Continental Income Fund and Retirement Shares immediately before the acquisition were $336,867 and $232,156, respectively. The aggregate net assets of Continental Income Fund and Retirement Shares immediately following the acquisition were $569,023 and $0, respectively.

14. REGULATORY AND LITIGATION MATTERS

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors (now Trustees) and shareholders regarding the market timing activity and Waddell & Reed's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by certain of the Waddell & Reed Advisors Funds and by certain of the Ivy Funds Variable Insurance Portfolios, formerly W&R Target Funds, Inc. (the Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an independent fee consultant to be retained by the Funds to review and consult regarding the Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Fund shareholders. The NYAG Settlement also effectively requires that the Funds implement certain governance measures designed to maintain the independence of the Funds' Boards of Directors (now Trustees) and appoint an independent compliance consultant responsible for monitoring the Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, requires Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds' Disinterested Directors (now Trustees). The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC's website at www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

In addition, pursuant to the terms of agreement in the dismissal of separate litigation, Waddell & Reed has also agreed to extend the reduction in the aggregate investment management fees paid by the Funds, as described above, for an additional five years.

RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT
Waddell & Reed Advisors Funds

At its meeting on August 10, 11 and 12, 2009, the Trust's Board of Trustees, including all of the Disinterested Trustees, considered and approved the continuance of the existing Investment Management Agreement ("Management Agreement") between WRIMCO and the Trust with respect to each of Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Asset Strategy Fund, Waddell & Reed Advisors Continental Income Fund, Waddell & Reed Advisors Core Investment Fund, Waddell & Reed Advisors Dividend Opportunities Fund, Waddell & Reed Advisors Energy Fund, Waddell & Reed Advisors International Growth Fund, Waddell & Reed Advisors New Concepts Fund, Waddell & Reed Advisors Science and Technology Fund, Waddell & Reed Advisors Small Cap Fund, Waddell & Reed Advisors Tax-Managed Equity Fund, Waddell & Reed Advisors Value Fund and Waddell & Reed Advisors Vanguard Fund. The Disinterested Trustees were assisted in their review by independent legal counsel and met with such counsel separately from representatives of WRIMCO. The Disinterested Trustees also received and considered a memorandum from their independent legal counsel regarding the Disinterested Trustees' responsibilities in evaluating the Management Agreement for each Fund. This memorandum explained the regulatory requirements pertaining to the Disinterested Trustees' evaluation of the Management Agreement. In addition, the Disinterested Trustees engaged an independent fee consultant whose responsibilities included managing the process by which the proposed management fees under the Management Agreement were negotiated with WRIMCO.

Prior to the Board meeting, independent legal counsel sent to WRIMCO a request for information to be provided to the Trustees in connection with their consideration of the continuance of the Management Agreement with respect to each Fund. WRIMCO provided materials to the Trustees that included responses to the request letter and other information WRIMCO believed was useful in evaluating the continuation of the Management Agreement. Thereafter, independent legal counsel sent to WRIMCO a supplemental request for certain additional information, and WRIMCO provided additional information in response to this request ("Supplemental Response"). The Trustees also received reports prepared by an independent third party, Lipper Inc. ("Lipper"), relating to each Fund's performance and expenses compared to the performance of the universe of comparable mutual funds selected by Lipper (the "Performance Universe") and to the expenses of a peer group of comparable funds selected by Lipper (the "Peer Group"), respectively. Further, the Trustees received a written evaluation from the independent fee consultant, a summary of which is included in this Semiannual Report. At their meeting, the Trustees received a presentation from representatives of WRIMCO regarding services provided by it and its affiliates (collectively, "W&R") to each Fund. In addition, during the course of the year, WRIMCO had provided information relevant to the Trustees' consideration of the continuance of the Management Agreement with respect to each Fund.

Nature, Extent and Quality of Services Provided
to the Funds

The Trustees considered the nature, extent and quality of the services provided to each Fund pursuant to the Management Agreement and also the overall fairness of the Management Agreement as to each Fund.

The Trustees considered WRIMCO's research and portfolio management capabilities and that W&R also provides oversight of day-to-day fund operations, including but not limited to fund accounting and administration and assistance in meeting legal and regulatory requirements. The Trustees also considered WRIMCO's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for each Fund, those brokers' and dealers' provision of brokerage and research services to WRIMCO, and the benefits derived by the other funds in the Advisors Fund Complex and by other clients of WRIMCO from such services. The Trustees considered the information provided by WRIMCO regarding its compliance program and compliance matters, if any, over the past year. The Trustees also considered the favorable history, reputation, qualification and background of WRIMCO and W&R's extensive administrative, accounting and compliance infrastructure.

Fund Performance, Management Fee and Expense Ratio. The Trustees considered each Fund's performance, both on an absolute basis and in relation to the performance of its Performance Universe. Each Fund's performance was also compared to relevant market indices and to a Lipper index, as applicable. The Trustees noted the independent fee consultant's finding that the Funds had generally strong and improving performance for the periods reviewed.

The Trustees considered the management fees and total expenses of each Fund and also considered each Fund's management fees and total expenses in relation to the management fees and total expenses, respectively, of its Peer Group. The Trustees' review also included consideration of each Fund's management fees at various asset levels in relation to the management fees at those asset levels of funds within a peer group of comparable mutual funds selected by and as shown in the reports from Lipper ("Lipper Group"). They also considered each Fund's non-management fees in relation to the non-management fees of its Peer Group, the amount of assets in each Fund, each Fund's average account size and how those factors affect the Funds' expense ratios. In addition, the Trustees considered, for each Fund, the investment management fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds managed by WRIMCO (or its affiliate) with a similar investment objective (or objectives) and similar investment policies and strategies as the Fund ("Similar Funds"). The Trustees also considered the subadvisory fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds advised by WRIMCO (or its affiliate), as well as the management fees, if any, paid by other client accounts managed by WRIMCO (or its affiliate), with a similar investment objective (or objectives) and similar investment policies and strategies as the Fund ("Other Accounts").

Additional Considerations with Respect to Each Fund

Waddell & Reed Advisors Accumulative Fund

The Trustees considered that Waddell & Reed Advisors Accumulative Fund's total return performance was higher than the Performance Universe median and the Lipper index for the three-, five-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund's management fee was lower than the Peer Group median and that the overall expense ratio was equal to the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that there were no Similar Funds or Other Accounts managed by WRIMCO or its affiliates with similar investment objectives, policies and strategies as the Fund.

Waddell & Reed Advisors Asset Strategy Fund

The Trustees considered that Waddell & Reed Advisors Asset Strategy Fund's total return performance was higher than the Performance Universe median and the Lipper index for the one-, three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund's management fee and overall expense ratio were higher than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund's advisory fee schedule, except that one Similar Fund's advisory fee was higher for an asset level, and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund's management fee.

Waddell & Reed Advisors Continental Income Fund

The Trustees considered that Waddell & Reed Advisors Continental Income Fund's total return performance was higher than the Performance Universe median and the Lipper index for the one-, three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund's management fee and overall expense ratio were higher than the Peer Group median. They also considered that the Fund's effective management fees at certain asset levels were equal to, and at other asset levels were lower than, the median for its Lipper Group, except for an asset level at which the Fund's effective management fees were higher.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund's advisory fee schedule and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund's management fee. The Trustees recognized that differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Core Investment Fund

The Trustees considered that Waddell & Reed Advisors Core Investment Fund's total return performance was higher than the Performance Universe median and the Lipper index for the one-, three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund's management fee and overall expense ratio were higher than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund's advisory fee schedule, except that the Similar Funds' advisory fees were higher for certain asset levels, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund's management fee. The Trustees recognized that differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Dividend Opportunities Fund

The Trustees considered that Waddell & Reed Advisors Dividend Opportunities Fund's total return performance was higher than the Performance Universe median and the Lipper index for the three- and five-year periods for which information was provided, since the Fund did not have a seven-year performance record as of March 31, 2009.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund's management fee was lower than the Peer Group median but that the overall expense ratio was higher than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund's advisory fee schedule and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund's management fee. The Trustees recognized that differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Energy Fund

The Trustees considered that Waddell & Reed Advisors Energy Fund's total return performance was higher than the Performance Universe median and the Lipper index for the one- and three-year periods for which information was provided, since the Fund did not have a five-year performance record as of March 31, 2009.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund's management fee and overall expense ratio were higher than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at various asset levels were higher than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund's advisory fee schedule and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund's management fee.

Waddell & Reed Advisors International Growth Fund

The Trustees considered that Waddell & Reed Advisors International Growth Fund's total return performance was higher than the Performance Universe median for the one-, three-, five-, and seven-year periods and was higher than the Lipper index for the one-, three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund's management fee was lower than the Peer Group median but that the overall expense ratio was higher than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund's advisory fee schedule, except that one Similar Fund's advisory fee was higher for an asset level, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund's management fee. The Trustees recognized that differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors New Concepts Fund

The Trustees considered that Waddell & Reed Advisors New Concepts Fund's total return performance was higher than the Performance Universe median and the Lipper index for the one-, three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund's management fee and overall expense ratio were higher than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at certain asset levels were higher than the median for its Lipper Group, except for an asset level at which the Fund's effective management fees were the same.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund's advisory fee schedule, except that one Similar Fund's advisory fee was higher for an asset level, and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund's management fee.

Waddell & Reed Advisors Science and Technology Fund

The Trustees considered that Waddell & Reed Advisors Science and Technology Fund's total return performance was higher than the Performance Universe median and the Lipper index for the one-, three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund's management fee was higher than the Peer Group median but that the overall expense ratio was lower than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund's advisory fee schedule, except that one Similar Fund's advisory fee was higher for an asset level, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund's management fee. The Trustees recognized that differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Small Cap Fund

The Trustees considered that Waddell & Reed Advisors Small Cap Fund's total return performance was higher than the Performance Universe median and the Lipper index for the one-, three-, five-, and seven-year periods for which information was provided, since the Fund did not have a ten-year performance record as of March 31, 2009.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund's management fee and overall expense ratio were higher than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund's advisory fee schedule, except that one Similar Fund's advisory fee was higher for an asset level, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund's management fee. The Trustees recognized that differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Tax-Managed Equity Fund

The Trustees considered that Waddell & Reed Advisors Tax-Managed Equity Fund's total return performance was higher than the Performance Universe median and the Lipper index for the one-, three-, five-, and seven-year periods for which information was provided, since the Fund did not have a ten-year performance record as of March 31, 2009.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund's management fee was lower than the Peer Group median but that the overall expense ratio was higher than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that a Similar Fund had an advisory fee schedule that was the same as the Fund's advisory fee schedule and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund's management fee.

Waddell & Reed Advisors Value Fund

The Trustees considered that Waddell & Reed Advisors Value Fund's total return performance was higher than the Performance Universe median for the one-, three-, five-, and seven-year periods and was higher than the Lipper index for the one-, three-, and seven-year periods for which information was provided, since the Fund did not have a ten-year performance record as of March 31, 2009.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund's management fee was lower than the Peer Group median but that the overall expense ratio was higher than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at various asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund's advisory fee schedule, except that one Similar Fund's advisory fee was higher for an asset level, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund's management fee. The Trustees recognized that differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Vanguard Fund

The Trustees considered that Waddell & Reed Advisors Vanguard Fund's total return performance was higher than the Performance Universe median for the three-, five-, seven-, and ten-year periods and was higher than the Lipper index for the one-, three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund's management fee was lower than the Peer Group median but that the overall expense ratio was higher than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at certain asset levels were lower than the median for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund's advisory fee schedule, except that one Similar Fund's advisory fee was higher for an asset level, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund's management fee. The Trustees recognized that differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Profitability and Economies of Scale

The Trustees also considered that the management fee structure of each Fund includes breakpoints that provide for a reduction of payments to reflect anticipated economies of scale. The Trustees also considered the management fee rate reductions that became effective October 1, 2006, and remain in effect for Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Asset Strategy Fund, Waddell & Reed Advisors Core Investment Fund, Waddell & Reed Advisors International Growth Fund, Waddell & Reed Advisors New Concepts Fund , Waddell & Reed Advisors Science and Technology Fund, Waddell & Reed Advisors Small Cap Fund, Waddell & Reed Advisors Value Fund, Waddell & Reed Advisors Vanguard Fund and certain other funds in the Advisors Fund Complex, and the anticipated impact of the fee rate reduction for each of these Funds on its investment management fees and overall expense ratio. In concluding that the benefits accruing to WRIMCO and its affiliates by virtue of their relationship to each Fund were reasonable in comparison with the costs of providing the investment management services and the benefits accruing to the Fund, the Trustees considered specific data as to WRIMCO's profit or loss with respect to the Fund for a recent period. The Trustees also considered WRIMCO's methodology for determining this data. In addition, the Trustees considered the soft dollar arrangements with respect to Fund portfolio transactions.

In determining whether to approve the proposed continuance of the Management Agreement as to a Fund, the Trustees considered the best interests of the Fund and the overall fairness of the proposed Management Agreement. The Trustees considered the following factors to be of primary importance to their approval of the continuance of the Management Agreement as to a Fund, without any one factor being dispositive:

  the performance of the Fund compared with the performance of its Performance Universe and with relevant indices;
  the Fund's investment management fees and total expenses compared with the management fees and total expenses of the Peer Group;
  the existence or appropriateness of breakpoints in the Fund's management fees;
  the cost/profitability to WRIMCO and any actual or anticipated economies of scale in relation to the services it provides to the Fund;
  the other benefits that accrue to WRIMCO as a result of its relationship to the Fund; and
  the favorable history, reputation, qualification and background of WRIMCO as well as the qualifications of its personnel.
Based on the discussions, considerations and information described generally above, including the evaluation provided by the independent fee consultant, the Board determined that each Fund's Management Agreement is fair and reasonable and that continuance of the Management Agreement is in the best interests of the Fund. In reaching these determinations as to each Fund, the Board concluded that: the nature, extent and quality of the services provided by WRIMCO for the Fund are adequate and appropriate; the performance of the Fund was satisfactory; it retained confidence in WRIMCO's overall ability to manage the Fund; and the management fee paid to WRIMCO is reasonable in light of comparative management fee information, the breakpoints in the proposed management fee for the Fund, the services provided by WRIMCO, the costs of the services provided, and the profits realized and other benefits likely to be derived by WRIMCO from its relationship with the Fund.

SUMMARY OF INDEPENDENT FEE
CONSULTANT'S REPORT

Pursuant to the Assurance of Discontinuance between Waddell & Reed, Inc., Waddell & Reed Investment Management Company ("WRIMCO") and Waddell & Reed Services Company ("WISC") (collectively, "Waddell") and the Office of the New York Attorney General dated July 10, 2006 ("AOD"), the Disinterested Trustees of each Fund's Board appointed an Independent Fee Consultant ("IFC") to manage the process by which proposed management fees paid by the Fund to WRIMCO are negotiated. The IFC does not replace the Trustees in negotiating management fees and does not substitute his or her judgment for that of the Trustees about the reasonableness of the proposed fees.

In the IFC's 2009 written evaluation of the proposed management fees of the Funds ("Report"), the IFC addressed the following six factors:

1. The nature and quality of Waddell's services, including Fund performance

2. Management fees (including any components thereof) charged by other mutual fund companies for like services

3. Possible economies of scale as the Funds grow larger

4. Management fees (including any components thereof) charged to institutional and other clients of Waddell for like services

5. Costs to Waddell and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra corporate profit

6. Profit margins of Waddell and its affiliates from supplying such services

The following is a summary of the Report's discussion of the process followed by the Disinterested Trustees and Waddell in connection with the renewal of each Fund's investment management agreement with WRIMCO, related materials, and the IFC's findings.

ANALYSIS OF THE PROCESS

The Report noted that each Board previously created a Special Compliance & Governance Committee ("Compliance Committee"), which is composed solely of Disinterested Trustees and charged with the responsibility for certain work associated with the contract renewal process.

The Report stated that the contract renewal process includes a number of sequential steps by which the Disinterested Trustees go about determining the reasonableness of the proposed management fees for the Funds in the context of their annual consideration of the proposed continuance of the Funds' respective investment management agreements with WRIMCO and the sub-advisory agreements with certain sub-advisors. The Report stated that the IFC participated throughout the contract renewal process.

The Disinterested Trustees instructed independent legal counsel to the Disinterested Trustees, K&L Gates LLP ("K&L Gates"), to prepare a letter requesting information from WRIMCO needed for the contract renewal process, which was provided. The Lipper Company ("Lipper") was asked to provide independently compiled comparative information about the Funds.

The Report noted that the Compliance Committee met with the IFC and K&L Gates to discuss the information provided by WRIMCO and Lipper and to determine whether to request any additional information from WRIMCO prior to the August Disinterested Trustees and Board meetings. At the Compliance Committee's direction, K&L Gates sent a supplemental request to WRIMCO for certain additional information, which was provided prior to the Disinterested Trustees' August 2009 meetings.

ANALYSIS OF MATERIALS

The Disinterested Trustees received and considered informational materials that were prepared by Waddell and Lipper in response to the data requested by the Disinterested Trustees through the Compliance Committee and K&L Gates. The IFC reviewed the information produced and found it to be responsive to the requests by the Disinterested Trustees. He also reviewed certain other materials that he considered relevant.

The IFC used these materials to analyze trends and comparative information about the six factors listed above. The Report noted that, apart from these materials, the Disinterested Trustees also received and considered information throughout the year, some of which the IFC reviewed, that was also relevant to the contract renewal process.

(1) Nature and Quality of Services

The Report stated that, overall, the Funds reflect strong performance. The performance information was provided by Lipper and was based on March 31, 2009 data. For the three-year period ended March 31, 2009, the IFC noted that 86% of the Funds in the Advisors Fund Complex (Advisors Funds, Ivy Funds VIP Portfolios and InvestEd Portfolios together) were in the top two quintiles.1

Although the IFC found that the Funds have strong performance, it also noted that certain Funds have experienced either continuing or recent challenges. The IFC suggested that the Disinterested Trustees request additional information from WRIMCO regarding these Funds which the Disinterested Trustees reviewed. The Report noted that the on-going performance of these Funds will be subject to evaluation by both WRIMCO and the Board.

The Report noted that the IFC considered, with respect to service provided by WRIMCO affiliates, the internal statistics maintained by WISC to track shareholder service quality which showed continued improvement in 2009 and that WISC also retained Dalbar, Inc. to provide an independent quality assessment.

(2) Management Fees

The Report stated that information for this metric is drawn from the Lipper analysis and that the IFC compared the management fee for each Fund to its peer group.2 The Report noted that the IFC reviewed how actual management fees for each of the Funds have changed in ranking from 2008 to 2009. With respect to the Advisors Funds, the Report stated that, in aggregate, 45% of the Advisors Funds have management fees above their peer group median and that the IFC reviewed information that showed that 65% of the Advisors Funds have the same or have improved their ranking from 2008 to 2009 and that 35% of the Advisors Funds have a lower ranking. With respect to the Ivy Funds VIP Portfolios, the Report stated that, in aggregate, the majority of the Funds (excluding the Pathfinder Portfolios) have management fees above their peer group median and noted that this was a slight improvement from last year when 65% of the Ivy Funds VIP Portfolios had management fees above their peer group median. With respect to the InvestEd Portfolios, the Report noted the first percentile ranking.

The Report also noted that certain Funds have higher total expenses than the peer group and that this is often caused by non-management fees. The Report commented that Waddell's business model tends to result in higher non-management expenses. This business model targets the small- to mid-level investor population, an approach that has resulted in many smaller accounts relative to the general mutual fund industry. The Disinterested Trustees requested additional information from WRIMCO regarding future control of non-management expenses, which Waddell provided.

(3) Possible Economies of Scale

The Report noted that economies of scale occur when assets grow and a fund's fixed costs are spread over a larger asset base. The Report also pointed out that fund managers usually share economies of scale by implementing breakpoints, or scale-downs, in the structure of the management fee. As a general rule, fund trustees establish breakpoints prospectively at an asset level beyond the current asset level so that shareholders benefit from future asset growth. Lipper compared the Funds' and peer groups' effective fees at uniform asset levels.

The IFC Report noted that all Funds except money market Funds already have breakpoints in place that appear adequate in providing economies of scale.

(4) Management Fees for Other Clients

The Report noted that the Advisors Funds and Ivy Funds VIP have Funds with similar investment strategies and therefore anticipated comparable contractual management fees. The Report stated that actual management fee variances can be explained with the larger average asset size of the Advisors Funds, causing some of the Funds to reach breakpoints and reductions in management fees, or Funds that have remaining waivers. The Report further noted that the Funds within Advisors Funds and Ivy Funds VIP that correspond to funds within the Ivy Fund Family having similar investment strategies also have comparable contractual management fees.

The Report noted that WRIMCO manages money for different types of clients in addition to mutual funds. These clients may include corporate and municipal pension funds and investment pools for wealthy individuals (collectively, "separate accounts"). Several of these separate accounts are managed with the same investment objective and in the same style as some of the Advisors Funds and Ivy Funds VIP Portfolios. In most cases, the data provided by WRIMCO showed that net management fees for the Funds are higher than that of the equivalent separate accounts. WRIMCO has explained these differences by reference to the different type of responsibilities borne by WRIMCO as a mutual fund manager compared to a separate account manager. The IFC found these differences reasonable.

(5) and (6) WRIMCO Cost and Profitability

The Report noted that the disinterested trustees of mutual funds generally are required to consider the cost and profitability of the advisory contracts to advisors. In connection with the Fund-by-Fund profitability review, WRIMCO provided an analysis of the profitability of each Fund. The IFC did not find the profit margins excessive.

The Report also noted that disinterested trustees often review the overall profitability of their funds and investment advisors. Lipper provided benchmarks against which to evaluate the overall profitability of Waddell's parent company and other public companies in the investment business. The Report found that this analysis places Waddell's parent company near the median of Lipper peers.

***

The Report stated that the IFC monitored the process, reviewed the materials, and reached the following conclusions:

  The contract renewal process conducted under the supervision of the Disinterested Trustees has been careful, deliberate, and conscientious.
  The materials were prepared without bias and in sufficient detail to facilitate meaningful decisions by the Disinterested Trustees and the full Boards.
  The discussion which took place leading up to and at the Disinterested Trustees and Board meetings was substantive and conducted in accordance with the best interests of the shareholders of the Funds.

1The Report concentrated on 3-year performance in comparison to the "performance universe". The "performance universe" consists of all retail and institutional funds within the same Lipper investment classification/objective as the subject fund regardless of asset size or primary channel of distribution.

2The "peer group" consists of the subject fund and a representative sample of funds with similar expense attributes. Although there is no predetermined number, a "peer group" will typically consist of seven to 20 funds. Lipper uses six basic selection criteria including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, no duplicate advisors and expense components and attributes.

PROXY VOTING INFORMATION
Waddell & Reed Advisors Funds

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800.777.6472 and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12 month period ending June 30 is available on Form N-PX through Waddell & Reed's website at www.waddell.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION
Waddell & Reed Advisors Funds

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on the Trust's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com.

TO ALL TRADITIONAL IRA PLANHOLDERS:
Waddell & Reed Advisors Funds

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

This page is for your notes and calculations.

This page is for your notes and calculations.

The Waddell & Reed Advisors Funds Family

Global/International Funds

Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds

Waddell & Reed Advisors Accumulative Fund

Waddell & Reed Advisors Core Investment Fund

Waddell & Reed Advisors Dividend Opportunities Fund

Waddell & Reed Advisors New Concepts Fund

Waddell & Reed Advisors Small Cap Fund

Waddell & Reed Advisors Tax-Managed Equity Fund

Waddell & Reed Advisors Value Fund

Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds

Waddell & Reed Advisors Bond Fund

Waddell & Reed Advisors Global Bond Fund

Waddell & Reed Advisors Government Securities Fund

Waddell & Reed Advisors High Income Fund

Waddell & Reed Advisors Municipal Bond Fund

Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds

Waddell & Reed Advisors Cash Management

Specialty Funds

Waddell & Reed Advisors Asset Strategy Fund

Waddell & Reed Advisors Continental Income Fund

Waddell & Reed Advisors Energy Fund

Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus, or summary prospectus, if available, carefully before investing.

SEMIANN-WRA-EQ (12-09)

ITEM 2. CODE OF ETHICS.

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.
(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting that occurred over the Registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED ADVISORS FUNDS
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: March 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: March 5, 2010

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: March 5, 2010